As filed with the Securities and Exchange Commission on February 27, 2024
Securities Act File No. 33-4959
Investment Company Act File No. 811-1355

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 146	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 148	☒
(Check appropriate box or boxes)

THE ALGER FUNDS
(Exact Name of Registrant as Specified in Charter)
100 Pearl Street, 27th Floor, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: 212-806-8800
Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004 (Name and Address of Agent for Service)	Copy to: Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

Prospectus March 1, 2024
	Class	Ticker Symbol
Alger Capital Appreciation Fund	A	ACAAX
	C	ALCCX
Alger International Focus Fund	A	ALGAX
	B	AFGPX
	C	ALGCX
Alger Mid Cap Focus Fund	A	ALOAX
	C	ALOCX
Alger Mid Cap Growth Fund	A	AMGAX
	B	AMCGX
	C	AMGCX
Alger Weatherbie Specialized Growth Fund	A	ALMAX
	C	ALMCX
Alger Small Cap Growth Fund	A	ALSAX
	B	ALSCX
	C	AGSCX
Alger Small Cap Focus Fund	A	AOFAX
	C	AOFCX
Alger Health Sciences Fund	A	AHSAX
	C	AHSCX
Alger Growth & Income Fund	A	ALBAX
	C	ALBCX

The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER FUNDS
1	Summary Sections
	1	Alger Capital Appreciation Fund
	6	Alger International Focus Fund
	12	Alger Mid Cap Focus Fund
	18	Alger Mid Cap Growth Fund
	23	Alger Weatherbie Specialized Growth Fund
	28	Alger Small Cap Growth Fund
	33	Alger Small Cap Focus Fund
	38	Alger Health Sciences Fund
	43	Alger Growth & Income Fund
48	Investment Objectives, Principal Investment Strategies and Related Risks
	48	Investment Objectives
	49	Principal Investment Strategies
	50	Principal Risks
55	Management and Organization
	55	Manager
	55	Sub-Advisers
	56	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Funds
	57	Administrator
58	Shareholder Information
	58	Distributor
	58	Transfer Agent
	58	Net Asset Value
	59	Purchasing and Redeeming Fund Shares
	59	Dividends and Distributions and Tax Consequences
	60	Classes of Fund Shares
	61	Sales Charges
	64	Waivers of Sales Charges
	66	Sales Charge Discounts
	66	Additional Information about Minimum Initial Investments
66	Investment Instructions
	66	Special Instructions for Class B Shares
	66	Special Instructions for Class C Shares
	67	To Open a New Account
	67	To Make Additional Investments in an Existing Account
	67	Automatic Investment Plan
	68	To Exchange Shares
	68	To Redeem Shares
	68	Automatic Withdrawal Plan
69	Limitations on Excessive Trading
69	Disclosure of Portfolio Holdings
69	Other Information
72	Hypothetical Investment and Expense Information
76	Financial Highlights

A-1	Appendix A – Waivers and Discounts Available from Intermediaries
Back Cover:For Fund Information

Prospectus 1/96

Summary Sections
Alger Capital Appreciation Fund
Investment Objective
Alger Capital Appreciation Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees**	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.22%	.24%
Total Annual Fund Operating Expenses	1.28%	2.05%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$649	$910	$1,190	$1,989
Class C	$308	$643	$1,103	$2,379
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$208	$643	$1,103	$2,379
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.55% of the average value of its portfolio.

Prospectus 2/96

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, consumer discretionary, and communication services sectors.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

Prospectus 3/96

failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	28.20%	Worst Quarter:	Q2 2022	-24.61%

Prospectus 4/96

Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				12/31/96
Return Before Taxes	35.54%	13.68%	11.52%
Return After Taxes on Distributions	33.33%	10.79%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	22.56%	10.76%	8.93%
Class C				7/31/97
Return Before Taxes	40.87%	14.06%	11.28%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	42.68%	19.50%	14.86%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.

Prospectus 5/96

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 6/96

Alger International Focus Fund
Investment Objective
Alger International Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Advisory Fees**	.71%	.71%	.71%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.35%	.29%	.50%
Total Annual Fund Operating Expenses	1.31%	2.00%***	2.21%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .71%.
***
For the year ended October 31, 2023, the Manager voluntarily waived .70% of Class B Shares’ expenses, equal to $96,332, which is not reflected in the above table. Such waiver is not guaranteed to continue.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$651	$918	$1,205	$2,021
Class B	$703	$927	$1,278	$2,149
Class C	$324	$691	$1,185	$2,544
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class B	$203	$627	$1,078	$2,149
Class C	$224	$691	$1,185	$2,544
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.23% of the average value of its portfolio.

Prospectus 7/96

Principal Investment Strategy
The Fund is sub-advised by Redwood Investments, LLC (“Redwood”), an affiliate of the Manager (Redwood and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The Fund invests in companies that it believes meet three primary criteria: (1) high quality companies, (2) which are attractively valued, and (3) where the Manager believes that future earnings and free cash flow growth will be meaningfully above what is expected by the market. High quality companies are those companies that offer strong earnings visibility and sustainability because of their durable competitive advantages, capable management teams, and prudent financial management. The Manager focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies generally defined by a third party, or in certain circumstances by a Portfolio Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.
Emerging market countries include all countries categorized as Emerging Markets or Frontier Markets by Morgan Stanley Capital International (MSCI).
The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund’s benchmark is the MSCI All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary, health care, industrials and financials sectors.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Prospectus 8/96

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Emerging Markets Risk – The Fund may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Fund, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector

Prospectus 9/96

may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Before March 28, 2018, the Fund followed different investment strategies and was managed by different portfolio managers. Prior to August 15, 2018 the Fund was named “Alger International Growth Fund.” Performance prior to March 28, 2018 reflects these prior management styles and does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	29.54%	Worst Quarter:	Q1 2020	-19.71%

Prospectus 10/96

Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				12/31/96
Return Before Taxes	11.81%	8.96%	3.55%
Return After Taxes on Distributions	11.81%	8.17%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	6.97%	2.46%
Class B				11/11/86
Return Before Taxes	13.03%	9.90%	3.76%
Class C				7/31/97
Return Before Taxes	15.94%	9.21%	3.28%
MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes)	16.21%	7.60%	4.32%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Redwood Investments, LLC*	Michael Mufson, CFA Co-Founder, Co-Chief Investment Officer and Managing Partner Since February 2024
Ezra Samet, CFA Portfolio Manager and Analyst Since February 2024
Donald Smith, CFA Portfolio Manager and Analyst Since February 2024
*
Redwood, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Class B Shares of the Fund are closed to new accounts. Existing Class B Share investors may make additional purchases of Class B Shares, but only through certain financial intermediaries and group retirement plan recordkeeping platforms. Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.

Prospectus 11/96

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 12/96

Alger Mid Cap Focus Fund
Investment Objective
Alger Mid Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None(1)	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees(2)	.65%	.65%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.24%	.31%
Total Annual Fund Operating Expenses	1.14%(3)	1.96%
Fee Waiver and/or Expense Reimbursement		(.03)%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.93%

Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.
3
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to .53% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
4
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class C Shares of the Fund to 1.28% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. For Class C Shares, the one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the

Prospectus 13/96

contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$635	$868	$1,120	$1,838
Class C	$297	$612	$1,054	$2,283
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$197	$612	$1,054	$2,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction  costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.07% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. For these purposes, “mid-cap companies” are those companies that, at the time of purchase of the securities, have total market capitalization within the range of (i) companies included in the Russell MidCap Growth Index, as reported by the index at the most recent quarter end, or (ii) $1 billion to $30 billion. At December 31, 2023, the companies in this index ranged from $978 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in companies in the following group of industries: Health Care Equipment & Supplies, Health Care Technology, Biotechnology, Life Sciences Tools & Services, and/or Software, as defined by third party sources. The Fund may have 25% or more of its total assets invested in any one of these industries.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, industrials, consumer discretionary, and health care sectors.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.

Prospectus 14/96

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Prospectus 15/96

Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q4 2023	14.78%	Worst Quarter:	Q2 2022	-28.14%

Prospectus 16/96

Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception	Inception Date
Class A			7/29/21
Return Before Taxes	10.47%	-14.20%
Return After Taxes on Distributions	10.47%	-15.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.20%	-10.84%
Class C			7/29/21
Return Before Taxes	14.62%	-12.95%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.87%	-3.04%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since April 2019
Shareholder Information
Purchasing and Redeeming Fund Shares
Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.

Prospectus 17/96

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 18/96

Alger Mid Cap Growth Fund
Investment Objective
Alger Mid Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Advisory Fees**	.76%	.76%	.76%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.26%	.22%	.37%
Total Annual Fund Operating Expenses	1.27%	1.98%***	2.13%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .76%, and for assets in excess of $1 billion is .70%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .76%.
***
For the year ended October 31, 2023, the Manager voluntarily waived .66% of Class B Shares’ expenses, equal to $69,459, which is not reflected in the above table. Such waiver is not guaranteed to continue.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$648	$907	$1,185	$1,978
Class B	$701	$921	$1,267	$2,123
Class C	$316	$667	$1,144	$2,462
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class B	$201	$621	$1,067	$2,123
Class C	$216	$667	$1,144	$2,462
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.35% of the average value of its portfolio.

Prospectus 19/96

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2023, the market capitalization of the companies in these indexes ranged from $978 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, industrials, consumer discretionary, and health care sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 20/96

•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. On October 4, 2021, the Fund received a Fair Fund distribution which contributed approximately 3.22% to Class A Shares’ annual return as of December 31, 2021.  Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

Prospectus 21/96

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	34.32%	Worst Quarter:	Q2 2022	-23.74%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				12/31/96
Return Before Taxes	16.47%	11.45%	8.21%
Return After Taxes on Distributions	16.47%	8.31%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares	9.75%	8.71%	6.43%
Class B				5/24/93
Return Before Taxes	17.85%	12.40%	8.41%
Class C				7/31/97
Return Before Taxes	20.84%	11.73%	7.90%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.87%	13.81%	10.57%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Brandon A. Geisler Senior Vice President and Portfolio Manager Since August 2022
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise,

Prospectus 22/96

and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Class B Shares of the Fund are closed to new accounts. Existing Class B Share investors may make additional purchases of Class B Shares, but only through certain financial intermediaries and group retirement plan recordkeeping platforms. Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 23/96

Alger Weatherbie Specialized Growth Fund
Investment Objective
Alger Weatherbie Specialized Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees**	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.26%	.27%
Total Annual Fund Operating Expenses	1.32%	2.08%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class C	$311	$652	$1,119	$2,410
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$211	$652	$1,119	$2,410
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.32% of the average value of its portfolio.

Prospectus 24/96

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2023, the market capitalization of the companies in these indexes ranged from $19.7 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, industrials, and financials sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.

Prospectus 25/96

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. From August 30, 2017 to September 30, 2019, the Fund was named "Alger SMid Cap Focus Fund." Prior to August 30, 2017, the Fund followed different investment strategies under the

Prospectus 26/96

name “Alger SMid Cap Growth Fund” and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	41.16%	Worst Quarter:	Q2 2022	-27.01%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				5/8/02
Return Before Taxes	5.36%	8.48%	7.69%
Return After Taxes on Distributions	5.36%	6.59%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	3.17%	6.64%	5.19%
Class C				5/8/02
Return Before Taxes	9.42%	8.84%	7.45%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	18.93%	11.43%	8.78%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Prospectus 27/96

Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager Since March 2017
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager Since March 2017
Edward Minn, CFA Senior Managing Director and Portfolio Manager Since July 2020
*
Weatherbie, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 28/96

Alger Small Cap Growth Fund
Investment Objective
Alger Small Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Advisory Fees**	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.26%	.24%	.31%
Total Annual Fund Operating Expenses	1.32%	2.05%***	2.12%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
***
For the year ended October 31, 2023, the Manager voluntarily waived .64% of Class B Shares’ expenses, equal to $16,723, which is not reflected in the above table. Such waiver is not guaranteed to continue.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class B	$708	$943	$1,303	$2,192
Class C	$315	$664	$1,139	$2,452
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class B	$208	$643	$1,103	$2,192
Class C	$215	$664	$1,139	$2,452
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.15% of the average value of its portfolio.

Prospectus 29/96

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization threshold noted. Equity securities include common or preferred stocks that are listed on U.S. exchanges.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care and consumer discretionary sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 30/96

•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. On October 4, 2021, the Fund received a Fair Fund distribution which contributed approximately 0.59% to Class A Shares’ annual return as of December 31, 2021.  Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	39.39%	Worst Quarter:	Q2 2022	-24.37%

Prospectus 31/96

Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				12/31/96
Return Before Taxes	10.15%	6.90%	6.36%
Return After Taxes on Distributions	10.14%	6.11%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares	6.01%	5.52%	4.78%
Class B				11/11/86
Return Before Taxes	11.25%	7.65%	6.49%
Class C				7/31/97
Return Before Taxes	14.40%	7.22%	6.09%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	9.22%	7.16%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016
Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Class B Shares of the Fund are closed to new accounts. Existing Class B Share investors may make additional purchases of Class B Shares, but only through certain financial intermediaries and group retirement plan recordkeeping platforms. Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.

Prospectus 32/96

In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 33/96

Alger Small Cap Focus Fund
Investment Objective
Alger Small Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees	.75%	.75%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.48%	.27%
Total Annual Fund Operating Expenses	1.48%	2.02%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$668	$968	$1,290	$2,201
Class C	$305	$634	$1,088	$2,348
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$205	$634	$1,088	$2,348
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.04% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly

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growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. The Manager believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Prospectus 35/96

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Prior to August 7, 2015, the Fund followed different investment strategies under the name “Alger Growth Opportunities Fund” and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	36.70%	Worst Quarter:	Q2 2022	-25.02%

Prospectus 36/96

Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				3/3/08
Return Before Taxes	3.86%	1.06%	5.66%
Return After Taxes on Distributions	3.86%	0.59%	5.15%
Return After Taxes on Distributions and Sale of Fund Shares	2.29%	0.90%	4.51%
Class C				3/3/08
Return Before Taxes	7.98%	1.49%	5.51%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	9.22%	7.16%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
Shareholder Information
Purchasing and Redeeming Fund Shares
Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.

Prospectus 37/96

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 38/96

Alger Health Sciences Fund
Investment Objective
Alger Health Sciences Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees	.55%	.55%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.33%	.40%
Total Annual Fund Operating Expenses	1.13%	1.95%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$634	$865	$1,115	$1,827
Class C	$298	$612	$1,052	$2,275
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$198	$612	$1,052	$2,275
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 305.60% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly

Prospectus 39/96

growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:
•
hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;
•
companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and
•
producers and manufacturers of medical, dental and optical supplies and equipment.
The Fund may invest a substantial portion of its assets in a smaller number of issuers. Fund holdings may occasionally increase or decrease for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may exceed its current number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Privately Placed Securities Risk – A private placement is an offering of a company’s securities that is not registered with the Securities and Exchange Commission (the “SEC”) and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. As a result, investments in private placements can result in substantial or complete losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
The Fund compares its performance to the S&P 500 Index, a broad based measure of market performance. The Fund also compares its performance to the Russell 3000 Health Care Index (the “Health Care Index”). The Health Care Index provides a more complete comparison of Fund performance relative to companies involved in the medical services or health care field.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	24.45%	Worst Quarter:	Q4 2018	-18.72%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				5/1/02
Return Before Taxes	-9.27%	4.28%	8.01%
Return After Taxes on Distributions	-9.27%	2.08%	5.47%
Return After Taxes on Distributions and Sale of Fund Shares	-5.49%	3.32%	5.92%
Class C				5/1/02
Return Before Taxes	-6.03%	4.57%	7.74%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	12.03%
Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes)	2.87%	10.79%	10.92%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Sanjiv Talwar, M.D., Ph.D. Senior Vice President, Head of Healthcare, Portfolio Manager and Senior Analyst Since July 2021
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates

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with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Growth & Income Fund
Investment Objective
Alger Growth & Income Fund seeks to provide capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees	.50%	.50%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.21%	.21%
Total Annual Fund Operating Expenses	.96%	1.71%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class A	$618	$815	$1,028	$1,641
Class C	$274	$539	$928	$2,019
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$174	$539	$928	$2,019
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.29% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly

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growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2023, the market capitalization of the companies in this index ranged from $6.5 billion to $3 trillion.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, and financials sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 35% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

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•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Cash Position Risk – At times, the Fund may hold up to 35% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter:	Q2 2020	19.56%	Worst Quarter:	Q1 2020	-19.79%

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Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class A				12/31/96
Return Before Taxes	16.54%	14.22%	10.83%
Return After Taxes on Distributions	15.88%	13.17%	9.63%
Return After Taxes on Distributions and Sale of Fund Shares	9.76%	11.01%	8.36%
Class C				7/31/97
Return Before Taxes	21.09%	14.59%	10.59%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	12.03%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012
Shareholder Information
Purchasing and Redeeming Fund Shares
Class C Shares of the Fund are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms.
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of each Fund are discussed individually in each Fund’s Summary Section in this Prospectus. Each Fund other than Alger Capital Appreciation Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. Other than Alger International Focus Fund, each Fund’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. A Fund will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. A Fund may not achieve its investment objective while in a temporary defensive position.
All of a Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to the differences in charges or expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index. Investors cannot invest directly in any index.
•
Russell 1000 Growth Index: measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.
•
Russell 2000 Growth Index: measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment.
•
Russell 2500 Growth Index: measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market.
•
Russell 3000 Healthcare Index: an unmanaged index that measures the performance of those companies in the Russell 3000 Index involved in the medical services or health care field. Also included are companies involved in research, development and production of pharmaceuticals and biotechnology. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization, which represents 99% of the U.S. equity market.
•
Russell Midcap Growth Index: measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.
•
S&P 500 Index: An index of large company stocks considered to be representative of the U.S. stock market.
•
Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA: a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index captures large- and mid-cap representation across developed markets and emerging markets countries, but excluding the United States.
Additional Information About the Funds’ Investment Strategies and Investments
Investment Objectives
Each of Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

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Principal Investment Strategies
The following are each Fund’s investment process and principal investment strategies. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund’s Statement of Additional Information (“SAI”).
Each Fund invests primarily in equity securities. Each Fund’s investments in equity securities are primarily in common or preferred stocks, but its equity investments may also include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests primarily in companies whose securities are traded on U.S. or foreign exchanges.
Each Fund invests primarily in “growth” stocks. Each Fund’s investment manager, Fred Alger Management, LLC (“Alger Management” or the “Manager”), believes that these companies tend to fall into one of two categories:
•
High Unit Volume Growth
Vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.
•
Positive Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.
Alger Weatherbie Specialized Growth Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser,” where applicable) and Alger International Focus Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser,” where applicable), each an affiliate of the Manager (Weatherbie, Redwood and/or the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Board, the Manager oversees each Sub-Adviser and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of each Sub-Adviser. Weatherbie is primarily responsible for the day-to-day management of Alger Weatherbie Specialized Growth Fund’s portfolio, including purchases and sales of individual securities. Redwood is primarily responsible for the day-to-day management of Alger International Focus Fund’s portfolio, including purchases and sales of individual securities.
Each Fund other than Alger Capital Appreciation Fund, Alger International Focus Fund, and Alger Health Sciences Fund must take into account a company’s market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.
ESG Integration
Although a Fund does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Manager has sought to integrate ESG considerations into its investment process through the use of both third-party ESG specific information and its own proprietary research. Specifically, with respect to 75% of its assets under management, the Manager evaluates a company’s ESG factors and, based on such factors, may engage with the company to (i) identify drivers of poor ESG metrics; (ii) interview management with key questions about ESG issues; and (iii) evaluate the prospect of positive ESG change within a company. Upon conclusion of this engagement, a report is published to the Manager’s research database to ensure that all portfolio managers have access to the report summarizing the company’s ESG issues, the results of any meeting/interview with the company, an ESG rating of the company and any other relevant factors. The author of each report will meet with portfolio managers as necessary to discuss the ESG report and the impact the report may have on the overall investment view of the company.
The Manager may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. To assist with efforts to incorporate ESG considerations into the investment process, all of the Manager’s investment professionals have access to company-specific ESG reports. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.
ESG characteristics are not the sole considerations when making investment decisions for a Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Fund’s exposure to certain companies or industries and a Fund may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to a Fund’s long-term performance, there is no guarantee that such results will be achieved.

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Principal Risks
This section contains a discussion of the general risks of investing in the Funds. The “Investment Strategies and Policies” section in the SAI also includes more information about the Funds and their investments and the related risks. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Funds involves risks. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical.
Investment Risk
An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by a Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on a Fund and its investments.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Small Cap Securities Risk (Alger International Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, and Alger Health Sciences Fund)
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, a Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Mid Cap Securities Risk (Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, and Alger Weatherbie Specialized Growth Fund)
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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Small Number of Holdings Risk (Alger International Focus Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Focus Fund, and Alger Health Sciences Fund)
A Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Concentration Risk (Alger Mid Cap Focus Fund, Alger Small Cap Focus Fund, and Alger Health Sciences Fund)
By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because a Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Sector Risk
Each Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make a Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Information Technology Sector Risk – A Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
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Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
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Health Care Sector Risk – A Fund may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
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Industrials Sector Risk – A Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
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Financials Sector Risk – A Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector

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may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
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Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Foreign Securities Risk (Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Weatherbie Specialized Growth Fund, and Alger Health Sciences Fund)
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Emerging Market Securities Risk (Alger International Focus Fund)
The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by a Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

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Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Portfolio Turnover (Active Trading) Risk (Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, and Alger Health Sciences Fund)
If a Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Income-Producing Securities Risk (Alger Growth & Income Fund)
Companies may cut or fail to declare dividends due to market downturns or other reasons. Additionally, returns from income producing securities may trail returns from the overall stock market. Specific types of securities tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.
Illiquid Investments Risk (Alger Health Sciences Fund)
The Fund may not invest more than 15% of its net assets in “illiquid” investments. Illiquid investments are investments that the Manager reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.
Illiquid investments may include certain restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended, privately placed securities, and repurchase agreements with maturities of greater than seven days. Restricted securities that are determined by the Manager to be liquid are not subject to the 15% limitation.
Privately Placed Securities Risk (Alger Health Sciences Fund)
A private placement is an offering of a company’s securities that is not registered with the SEC and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain privately placed securities at certain times and could make it difficult for the Fund to sell these securities. As a result of the foregoing, investments in private placements can result in substantial or complete losses.
Cash Position Risk
A Fund may hold up to 15% (35% for Alger Growth & Income Fund) of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Manager will determine the amount of a Fund’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent a Fund holds assets in cash and is otherwise uninvested, the ability of a Fund to meet its objective may be limited. If a Fund holds a large cash position, a Fund may under-perform relative to equity securities.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities for temporary defensive reasons. This is to attempt to protect the Fund’s assets from a temporary, unacceptable risk of loss, rather than directly to

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promote the Fund’s investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive position.

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Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2023) approximately $22.1 billion. The Manager is responsible for providing a continuous investment program for each Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. The Manager also arranges for transfer agency, custody and all other services necessary for each Fund to operate. These advisory responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for approving the advisory contract with respect to each Fund is available in the Funds’ annual report to shareholders for its most recent October 31 fiscal year end. The Funds pay the Manager advisory fees at the below annual rates based on a percentage of average daily net assets.  The actual rate paid as a percentage of average daily net assets, for the fiscal year ended October 31, 2023, is set forth below under the heading “Actual Rate.”
Fund	Annual Fee as a Percentage of Average Daily Net Assets	Actual Rate
Alger Capital Appreciation Fund	.81% for assets up to $2 billion; .65% for assets between $2 billion and $3 billion; .60% for assets between $3 billion and $4 billion; .55% for assets between $4 billion and $5 billion; .45% for assets in excess of $5 billion	.81%
Alger International Focus Fund	.71% for assets up to $1 billion; .60% for assets in excess of $1 billion	.71%
Alger Mid Cap Focus Fund	.70% for assets up to $250 million; .50% for assets in excess of $250 million	.65%
Alger Mid Cap Growth Fund	.76% for assets up to $1 billion; .70% for assets in excess of $1 billion	.76%
Alger Weatherbie Specialized Growth Fund	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion	.81%
Alger Small Cap Growth Fund	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion	.81%
Alger Small Cap Focus Fund	.75%	.75%
Alger Health Sciences Fund	.55%	.55%
Alger Growth & Income Fund	.50%	.50%
The Manager has made a contractual commitment to Alger Mid Cap Focus Fund to waive and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s other expenses and any other applicable share class-specific expenses at or below certain levels. The limitation does not apply to custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The agreement runs through October 31, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Such waiver/reimbursement arrangements are as follows: Alger Mid Cap Focus Fund Class A shares – 0.53%; Alger Mid Cap Focus Fund Class C shares – 1.28%. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Sub-Advisers
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
The Manager has engaged Weatherbie, an affiliate of the Manager, to serve as Alger Weatherbie Specialized Growth Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and Weatherbie. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2023, Weatherbie had approximately $2.7 billion in assets under management. The

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Manager pays a sub-advisory fee to Weatherbie out of its own resources at no additional charge to the Fund. Alger Management and Weatherbie are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, Massachusetts 02458
The Manager has engaged Redwood, an affiliate of the Manager, to serve as Alger International Focus Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and Redwood. Redwood is a registered investment adviser formed in 2004. As of December 31, 2023, Redwood had approximately $1.7 billion in assets under management. The Manager pays a sub-advisory fee to Redwood out of its own resources at no additional charge to the Alger International Focus Fund. Alger Management and Redwood are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Funds
Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Dan C. Chung, CFA Patrick Kelly, CFA Ankur Crawford, Ph.D.	February 2021 September 2004 June 2015 to February 2021; and March 2021 to Present
Alger International Focus Fund	Michael Mufson, CFA Ezra Samet, CFA Donald Smith, CFA	February 2024 February 2024 February 2024
Alger Mid Cap Focus Fund	Amy Y. Zhang, CFA	April 2019
Alger Mid Cap Growth Fund	Dan C. Chung, CFA Brandon A. Geisler	January 2018 August 2022
Alger Weatherbie Specialized Growth Fund	H. George Dai, Ph.D. Joshua D. Bennett, CFA Edward Minn, CFA	March 2017 March 2017 July 2020
Alger Small Cap Growth Fund	Dan C. Chung, CFA Amy Y. Zhang, CFA	January 2016 February 2015
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Sanjiv Talwar, M.D., Ph.D.	October 2005 July 2021
Alger Growth & Income Fund	Gregory S. Adams, CFA	April 2012
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Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.
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Mr. Bennett is the Chief Operating Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2007.
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Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
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Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.
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Dr. Dai is the Chief Investment Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2001.
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Mr. Geisler has been employed by the Manager since 2022. Prior to joining the Manager, Mr. Geisler was a Partner, Managing Director of Research, Portfolio Manager and Senior Securities Analyst at Marsico Capital Management from 2006 to 2022.
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Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.
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Mr. Minn is a Senior Managing Director and Portfolio Manager of Weatherbie. He joined Weatherbie in 2013.
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Mr. Mufson is Co-Founder, Co-Chief Investment Officer and Managing Partner of Redwood. He co-founded Redwood in 2004 and is responsible for the day-to-day management of the firm. Prior to Redwood, he was a managing director for small and large cap strategies at Putnam Investments and was a member of the executive committee. He began his career at Stein Roe & Farnham where he was a research analyst and portfolio manager.
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Mr. Samet joined Redwood in 2006 and is a Portfolio Manager and Analyst. Prior to Redwood, he was an associate at Rochester Management Corp., a commercial real estate firm.

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Mr. Smith joined Redwood in 2018 and is a Portfolio Manager and Analyst. Prior to Redwood, he was co-chief investment officer of global emerging markets at BNP Paribas Asset Management. Prior to BNP, Mr. Smith was the lead portfolio manager on two Turner Investments portfolios.
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Dr. Talwar has been employed by the Manager since 2021. Prior to joining the Manager, Dr. Talwar was Portfolio Manager, Senior Analyst and Director of Equity Research at Oppenheimer Funds from 2012 to 2021 and Associate Principal at McKinsey & Company from 2006 to 2012.
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Ms. Zhang has been employed by the Manager since 2015 as a portfolio manager. She became an Executive Vice President in 2020 and was previously Senior Vice President. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Fund’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Fund; preparation of the periodic updating of the Fund’s Registration Statement, including Prospectus and SAI, for the purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund’s investment portfolios and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to each Fund, including the Fund’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Fund; supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the “1940 Act”); preparation of materials for meetings of the Fund’s Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Fund; arranging for the Fund the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Funds’ transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Funds. Each Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.0165% of net assets with respect to Class A, B and C Shares.
For more information, please see the Shareholder Information section beginning on page 58.

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Shareholder Information
Distributor
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Although Fred Alger & Company, LLC (the “Distributor”) is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.
Transfer Agent
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Net Asset Value
The value of one share is its net asset value, or “NAV.” Each Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by a Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a class of shares is computed by adding together the value allocable to the class of a Fund’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by a Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by a Fund having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Securities in which a Fund may invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, with assistance from the Valuation Committee, believes to be the fair value of these securities as of the close of the NYSE. The Valuation Designee may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open.
Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to policies and procedures approved by the Board.
The Valuation Designee’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned

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to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Purchasing and Redeeming Fund Shares
Shares of a Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to the Transfer Agent or authorized intermediary, if applicable. If your request is not in good order, the Transfer Agent may require additional documentation in order to redeem your shares. However, when you buy shares with a check, via Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in each Fund’s SAI, a Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
Each Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund’s procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the “cost basis” of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).
If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.
Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.
Dividends and Distributions and Tax Consequences
Except as noted below, all Funds declare and pay dividends and distributions annually, and expect these payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund. Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. If you buy shares when a Fund has declared, but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion of the price back in the form of a taxable dividend. In addition, it may be the case that a significant amount of the securities held by a Fund are held at values above their purchase price. In such cases, the sale of such securities in a Fund, which may be from a portfolio management decision or to meet Fund shareholder redemptions, will generate either long-term or short-term capital gains, which will be distributed and taxable to you as described above if your investment is not in a tax-deferred account. Therefore, a substantial tax liability may arise for a shareholder who invests in a Fund when such conditions exist. The amount of long-term and short-term capital gains are disclosed in a Fund’s most recent annual and semi-annual report. Before investing you may want to consult your tax advisor.
Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.
Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested

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dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.
Regardless of whether you choose to take distributions in cash or reinvest them in a Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone’s tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in a Fund.
Classes of Fund Shares
Alger Mid Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Capital Appreciation Fund, Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C and Z Shares). Alger International Focus Fund offers five classes of shares (A, B, C, I and Z Shares). Each of Alger Mid Cap Focus Fund, Alger Small Cap Focus Fund and Alger Weatherbie Specialized Growth Fund offers five classes of shares (A, C, I, Y, and Z Shares). Alger Small Cap Growth Fund offers five classes of shares (Class A, B, C, Y and Z Shares). Alger 35 Fund offers one class of shares (Z Shares). Class I, Y and Z Shares are offered in a separate prospectus. Class A, B and C Shares are offered in this Prospectus.
The table below summarizes key features of each of the share classes of the Funds offered in this prospectus. The sections below the table cover additional details of each share class, including sales charges, waivers of sales charges, sales charge discounts, and waivers of investment minimums.
	Class A	Class B	Class C
Availability
Generally available for purchase
directly from the Fund via:
- Mail: Alger Family of Funds,
c/o UMB Fund Services, Inc.,
P.O. Box 2175, Milwaukee, WI
53201-2175
- Online: www.alger.com
- Telephone: 1 (800) 992-3863
Generally available through
financial intermediaries.
		Closed to new accounts Only available to existing investors through certain financial intermediaries and group retirement plan recordkeeping platforms	Generally available through financial intermediaries and group retirement plan recordkeeping platforms
Minimum Investment	Initial Investments Regular Account: $1,000 Retirement Accounts (including IRAs): $500 Automatic Investment: $500 Asset-based Fee Program Accounts: $250 Subsequent Investments $50 for all accounts	Initial Investments Regular Account: $1,000 Retirement Accounts (including IRAs): $500 Automatic Investment: $500 Asset-based Fee Program Accounts: $250 Subsequent Investments $50 for all accounts	Initial Investments Regular Account: $1,000 Retirement Accounts (including IRAs): $500 Automatic Investment: $500 Asset-based Fee Program Accounts: $250 Subsequent Investments $50 for all accounts
Maximum Investment	None	$49,999	$999,999
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million or more that are redeemed within 12 months).	Yes. Payable if you redeem within six years of purchase.	Yes. Payable if you redeem within one year of purchase.
Distribution and/or Service (12b-1) Fees?	0.25%	1.00%	1.00%
Redemption Fees?	No.	No.	No.

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	Class A	Class B	Class C
Conversion to Class A Shares?	N/A
Yes, automatically after
approximately eight years. It is a
financial intermediary’s
responsibility to ensure that the
shareholder is credited with the
proper holding period. Certain
financial intermediaries who hold
Class B shares in an omnibus
account for shareholders of group
retirement plans may not track
participant level aging of shares
and therefore these shares may
not be eligible for an automatic
conversion. Shareholders who
purchased Class B shares through
certain financial intermediaries or
group retirement plan
recordkeeping platforms or whose
shares are held in an omnibus
account may not be eligible to
participate in such Class B share
conversions.

Yes, automatically on the fifth
business day of the month
following the eighth anniversary of
the purchase date. It is a financial
intermediary’s responsibility to
ensure that the shareholder is
credited with the proper holding
period. Certain financial
intermediaries who hold Class C
shares in an omnibus account for
shareholders of group retirement
plans may not track participant
level aging of shares and
therefore these shares may not be
eligible for an automatic
conversion. Shareholders who
purchased Class C shares through
certain financial intermediaries or
group retirement plan
recordkeeping platforms or whose
shares are held in an omnibus
account may not be eligible to
participate in such Class C share
conversions.

Investors with non-U.S. addresses and intermediary controlled accounts designated as foreign accounts (“Restricted Accounts”) are restricted from investing in the Funds. Existing Restricted Accounts may remain in the Funds, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Funds. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Funds.
Sales Charges
The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or deferred sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another financial intermediary to receive these waivers or reductions. Please see “Appendix A – Waivers and Discounts Available from Intermediaries” at the end of this Prospectus.
Class A Shares
When you buy Class A Shares you may pay the following sales charge:
Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%
*
Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but may

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be subject to a contingent deferred sales charge (“CDSC”) of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived if the shareholder’s financial intermediary notified the Distributor before the shareholder purchased the Class A Shares that the financial intermediary would waive the 1.00% Dealer Allowance noted in the chart above.
In calculating a CDSC, the Fund assumes first, that the redemption is of shares, if any, that are not subject to any CDSC.
Distribution and/or Service (12b-1) Fees
Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. The Distributor may pay some or all of this fee to a broker-dealer, investment adviser or other financial institution (“Financial Intermediary”) that also provides distribution, servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class A Shares and may cost you more than paying other types of sales charges.
Maximum Investment Amount
No maximum investment limit for Class A shares.
Minimum Investment Amount
For the minimum investment amount for Class A shares, see table below.
	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
Class B Shares
Class B Shares are subject to limited availability. See “Investment Instructions – Special Instructions for Class B Shares.”
There is no sales charge when you buy Class B Shares. When you redeem Class B Shares, you may pay the following CDSC:
Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%
In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge. Under certain circumstances, the CDSC may be waived. These circumstances are discussed below and in the SAI.
After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.
Distribution and/or Service (12b-1) Fees
Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. The Distributor may pay some or all of this fee to a Financial Intermediary that also provides servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

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Maximum Investment Amount
The maximum investment amount for Class B Shares is $49,999.
Minimum Investment Amount
For the minimum investment amount for Class B Shares, see table below.
	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
Class C Shares
Class C Shares are only offered to investors through certain Financial Intermediaries and group retirement plan recordkeeping platforms. See “Investment Instructions – Special Instructions for Class C Shares.”
There is no sales charge when you buy Class C Shares. When you redeem Class C Shares, you may pay the following CDSC:
Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%
In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC. The Fund’s Distributor collects and retains any applicable CDSC paid. Under certain circumstances, the CDSC may be waived. These circumstances are discussed below and in the SAI.
Class C Share Conversion Feature
On the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C Shares, such Class C Shares will automatically convert to Class A Shares without the imposition of any sales load, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A Shares.
Shareholders who purchase Class C Shares through certain Financial Intermediaries or group retirement plan recordkeeping platforms or whose shares are held in an omnibus account may not be eligible to participate in such Class C Share conversion or may have their Class C Shares converted on a different schedule. Certain financial intermediaries who hold Class C Shares in an omnibus account for shareholders of group retirement plans may not track participant level aging of shares and therefore those shares also may not be eligible for an automatic conversion. Contact your Financial Intermediary or plan recordkeeper for eligibility information. See Appendix A – Waivers and Discounts Available from Intermediaries in this prospectus for further details regarding Class C Share conversion schedules available from certain intermediaries.
Distribution and/or Service (12b-1) Fees
Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class C shareholders. The Distributor may pay some or all of this fee to a Financial Intermediary that also provides servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges. At the time of the initial sale of Class C Shares, the Distributor generally pays a Financial Intermediary from its own resources an upfront commission of 1% of the amount invested. This amount represents a prepayment of the first year’s distribution and shareholder servicing fees. In the first year following the initial sale, a Fund pays the distribution and shareholder service fees to the Distributor as reimbursement for the Distributor’s upfront commission. If you redeem your Class C Shares on or before the first anniversary date of your purchase of your Class C Shares, you will pay a 1% CDSC. In the first year, the payment of a CDSC may result in the Distributor receiving amounts greater than the upfront commission paid to the Financial

Prospectus 64/96

Intermediary. For Class C Shares held over a year, a Fund pays the distribution and shareholder service fees to the Distributor, who is responsible for paying Financial Intermediaries.
Maximum Investment Amount
The maximum investment limit for Class C Shares is $999,999.
Minimum Investment Amount
For the minimum investment amount for Class C Shares, see table below.
	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
Waivers of Sales Charges
Different financial intermediaries may impose different sales charges or offer different sales charge discounts. These variations are described at the end of this Prospectus in Appendix A – Waivers and Discounts Available from Intermediaries.
No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C Shares by:
•
employees, officers and/or Trustees of the Distributor and its affiliates,
•
Individual Retirement Accounts (“IRAs”), Keogh Plans and employee benefit plans for those persons, and
•
spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by those persons;
•
accounts managed by the Manager,
•
employees, participants and beneficiaries of those accounts,
•
IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries, and
•
spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;
•
employee benefit or retirement plans or charitable accounts, including, but not limited to, IRAs, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;
•
an investment company registered under the 1940 Act, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;
•
registered investment advisers for their own accounts;
•
certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A – Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;
•
certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A – Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities);
•
a financial institution as shareholder of record on behalf of:

Prospectus 65/96

•
investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and
•
clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;
•
a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;
•
registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;
•
children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly through the Fund;
•
shareholders of Alger Global Focus Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts;
•
investors purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund (including shareholders of Class N Shares as of September 23, 2008); and
•
investors purchasing Class A Shares directly from the Fund which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceeds $1,000,000 in the aggregate, when such Class A Shares are redeemed within 12 months of purchase.
Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial adviser as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.
Any CDSC which otherwise would be imposed on redemptions of shares of the Fund will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed “disabled” if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.
Class N shareholders of certain funds in the Alger Family of Funds whose shares were redesignated as Class A Shares on September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.
Reinvestment Privilege Under the Reinvestment Privilege, a shareholder who has redeemed Shares in a Fund account may reinvest all or part of the redemption proceeds in Shares of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder’s status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

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Sales Charge Discounts
In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A Shares may be eligible for a sales charge discount. Information on sales charge discounts is posted on each Fund’s website, www.alger.com.
When purchasing Class A Shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a discounted initial sales charge. For example, a purchase of up to $24,999 of Class A Shares of a Fund would be charged an initial charge of 5.25%, while a purchase of $25,000 would be charged an initial charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A Shares. The greater the investment, the greater the sales charge discount.
Letter of Intent A sales charge discount is also available to Class A Share investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent (“LOI”) allows the Class A Share investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by “any person” (which includes an individual, his or her spouse or domestic partner and children under the age of 21, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor’s request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the SAI.
Rights of Accumulation An investor in Class A Shares may be eligible for a sales charge discount by reason of Rights of Accumulation (“ROA”). With ROA, Class A Shares of a Fund may be purchased by “any person” (as defined in the immediately preceding paragraph) at a discounted sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate, as noted in the Class A sales charge chart above. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the sales charge discount. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.
Additional Information about Minimum Initial Investments
The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.
There is no minimum initial investment for the following categories of eligible investors:
•
Any current employee of the Manager, the Distributor, or their affiliates, and any of their immediate family members who share the same address.
•
Trustees of the Funds and Directors of Alger Associates, Inc., or its affiliates, and any of their immediate family members who share the same address.
Investment Instructions
Special Instructions for Class B Shares
With respect to each of Alger International Focus Fund, Alger Mid Cap Growth Fund and Alger Small Cap Growth Fund, Class B Shares are not offered to new investors. Existing shareholders may continue to make additional purchases to their Class B Share accounts and may continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. For existing shareholders, Class B Shares may not be purchased directly from the Fund and are only available through certain financial intermediaries and group retirement plan recordkeeping platforms. In addition, existing shareholders may continue to exercise the exchange privilege as described below at “To Exchange Shares.” All other Class B Share features, including but not limited to Distribution and/or Service (12b-1) Fees, contingent deferred sales charges (CDSC) and the automatic conversion features, will remain unchanged.
Special Instructions for Class C Shares
Class C Shares are only offered to investors through certain financial intermediaries and group retirement plan recordkeeping platforms. Class C Shares may not be purchased directly from the Fund.

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To Open a New Account:
New account applications must be received in good order. Any application received not in good order may be rejected. Please see the “Purchasing and Redeeming Fund Shares” section for more information.
By Mail: Visit the Fund’s website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application and prospectus via U.S. mail. Make checks payable to “The Alger Funds.” The Funds do not accept cash or cash alternatives for Fund purchases. Purchases made through ACH (Automated clearing house) are subject to a maximum limit of $50,000. Mail your completed application and check to the Fund’s transfer agent:
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Overnight mail is to be sent to the Fund’s transfer agent at the following address:
Alger Family of Funds
c/o UMB Fund Services, Inc.
235 Galena Street
Milwaukee, WI 53212
By FED Wire: To open a new account and fund it using FED Wire, complete a new account application and mail it to the Fund’s transfer agent at the address provided above. Upon confirmation from UMB that your account has been setup, have your bank wire funds to UMB following the instructions below.
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, MO 64106
ABA: 101000695
DDA: 9872325141
Please contact UMB at (800) 992-3863 to advise of any purchases by wire.
Online: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.
By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.
To Make Additional Investments in an Existing Account:
By Mail: Complete and return the Invest by Mail slip attached to your Alger Funds Statement or include your account number, along with investment instructions noting the Alger Fund and share class in which you wish to invest, and a check to the addresses provided above in the “To Open A New Account” section. Purchases made through ACH are subject to a maximum limit of $50,000.
By Telephone: You may purchase shares by telephone (minimum $500, maximum $50,000). Your purchase will be processed at the NAV next calculated after your request is received and the funds will be transferred from your previously designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a purchase by telephone.
By FED Wire: Have your bank wire funds to UMB Fund Services, Inc. in accordance with the instructions noted above in the “To Open A New Account” section.
Online: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.
By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.
Automatic Investment Plan
The Alger Family of Funds’ Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. The minimum automatic investment is $50 with a minimum initial investment of $500.
You can sign up for the Automatic Investment Plan when you first establish your account by selecting the option on the new account form or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

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To Exchange Shares:
By Telephone or Online: To complete an exchange, go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). You can exchange Class A, B or C Shares of a Fund for the same class of shares of another fund in the Alger Family of Funds, subject to certain restrictions. Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, provided that you meet applicable eligibility and investment minimum requirements. An exchange between different funds in the Alger Family of Funds may be a taxable event.
To Redeem Shares:
By Mail: Send a letter of instruction to Alger Family of Funds, c/o UMB Fund Services, Inc. that includes:
•
account number
•
Fund name and Share class
•
number of shares or dollar amount of redemption
•
where to send the proceeds
•
signature(s) of registered owner(s)
•
a Medallion signature guarantee is required
•
if your redemption is for more than $50,000; or
•
if you want the check to be made payable to someone other than the registered owners we have on file; or
•
if you have changed your address on file within the past 30 days; or
•
if you want to add bank information to your existing account; or
•
if you want to change bank information on your existing account; or
•
to change registered account holders; or
•
to request a wire transfer of redemption proceeds to a bank account other than the bank account of record; or
•
to request redemption proceeds to be mailed to an address other than the address of record.
Medallion Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.
By Telephone: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.
If you request that your redemption proceeds be wired to your bank account, there is generally a fee per wire sent to a bank account that you had previously designated on the Fund’s records, and generally a fee per wire sent to a bank account not previously designated on the Fund’s records. Fed wire requests to a bank account not previously designated on the Fund’s records must be made in writing, and require a Medallion signature guarantee.
Online: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.
By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.
Automatic Withdrawal Plan
The Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more.
The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

Prospectus 69/96

Limitations on Excessive Trading
Each of the Funds, except for Alger International Focus Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund and other circumstances may invite frequent and/or short-term trading by Fund shareholders. If carried out on a large scale, active trading will impose burdens on a Fund’s portfolio managers, interfere with the efficient management of a Fund, increase a Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of a Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns.
The Board has adopted policies and procedures that seek to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow, among other things, a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If a Fund rejects your purchase or exchange order or redeems your investment, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.
In an effort to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Board, seeks to, among other things, monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio.
Under these policies and procedures, each Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 90-day calendar period. The following transactions are excluded when making such a determination: (i) transactions associated with systematic investment and withdrawal plans; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that is unable to implement the Fund’s policy.
If, based on a Fund’s policies and procedures, the Manager determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, the Manager, on behalf of the Fund, may place a temporary or permanent block on all further purchases or exchanges of Fund shares or may redeem all of such shareholder’s Fund shares.  Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.  A Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that a Fund will be able to identify and restrict such activity in all cases.  Additionally, it is more difficult for a Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.
As noted above, in certain circumstances a Fund may be subject to frequent trading restrictions of intermediaries that differ from the Fund’s policies and procedures. Such frequent trading restrictions of intermediaries may be more or less restrictive than a Fund’s policies and procedures. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. The Funds do not monitor intermediaries’ frequent trading restrictions.  A Fund reserves the right to prohibit any purchase, sale or exchange of its shares that the Fund believes may be disruptive to the Fund or its long-term investors.
Disclosure of Portfolio Holdings
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. Each Fund makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.
Other Information
In Kind Redemptions. A Fund may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Fund owns instead of cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in

Prospectus 70/96

converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.
If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee (“Plan Administrator”) that maintains a master or “omnibus” account with one or more funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.
Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.
Other Payments by the Funds. Certain Financial Intermediaries perform networking, sub-transfer agency, sub-accounting, recordkeeping and/or administrative services for their clients that would otherwise be performed by the Transfer Agent. In addition to fees that the Funds may pay to a Financial Intermediary for distribution and/or shareholder servicing (12b-1), and fees the Funds pay to the Transfer Agent, the Distributor, on behalf of a Fund, may enter into agreements with Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for such services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
The Distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. The Distributor also may pay fees related to obtaining data regarding Financial Intermediary or financial advisor activities to assist the Distributor with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to Financial Intermediaries to sell a Fund by educating them about a Fund and helping defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the Financial Intermediary to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the Manager or the Distributor, and all such amounts are paid out of their legitimate profits, and not paid by you or a Fund. As a result, the total expense ratio of a Fund will not be affected by any such payments.
Additional Compensation. From time to time the Distributor, at its expense from its legitimate profits, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.
Redemptions by the Funds. If your account, excluding asset-based fee program accounts and accounts held with certain intermediaries, falls below the minimum initial investment amount of the share class in which you are invested, a Fund may redeem all the Fund shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by investing additional amounts up to the minimum initial investment amount.
The Funds and their agents reserve the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Fund shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder. In addition, the Fund reserves the right to modify any terms or conditions of purchase of shares of the Fund or suspend, change or withdraw all or any part of the offering made by this prospectus. If the

Prospectus 71/96

Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Funds and their agents will not be responsible for any losses you may suffer as a result.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account would legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no shareholder initiated activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status. You may also update your contact information through your Alger access account online at www.alger.com.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI  53212-2175.

Prospectus 72/96

Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund’s expenses, including advisory fees and other Fund costs, on each Fund’s total return based on NAV over a 10-year period. The example assumes the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year; and
•
The maximum initial sales charge is applied.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund  classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.
Alger Capital Appreciation Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.53%	2.13%	5.93%	9.87%	13.96%	18.20%	22.60%	27.16%	31.89%	36.79%
End Investment Balance	$9,827	$10,193	$10,572	$10,966	$11,373	$11,797	$12,235	$12,691	$13,163	$13,652
Annual Expense	$649	$128	$133	$138	$143	$148	$154	$160	$165	$172

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	29.91%	33.74%
End Investment Balance	$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$12,991	$13,374
Annual Expense	$208	$214	$220	$227	$234	$241	$248	$255	$262	$270
Alger International Focus Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.56%	2.07%	5.84%	9.74%	13.79%	17.99%	22.35%	26.86%	31.54%	36.40%
End Investment Balance	$9,825	$10,187	$10,563	$10,953	$11,357	$11,776	$12,211	$12,661	$13,128	$13,613
Annual Expense	$651	$131	$136	$141	$146	$152	$157	$163	$169	$175

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.00%	6.09%	9.27%	12.55%	15.93%	19.41%	22.99%	26.68%	31.35%	36.20%
End Investment Balance	$10,300	$10,609	$10,927	$11,255	$11,593	$11,941	$12,299	$12,668	$13,135	$13,620
Annual Expense	$203	$209	$215	$222	$228	$235	$242	$250	$169	$175

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.79%	5.66%	8.61%	11.64%	14.75%	17.95%	21.24%	24.63%	28.10%	31.68%
End Investment Balance	$10,279	$10,566	$10,861	$11,164	$11,475	$11,795	$12,124	$12,463	$12,810	$13,168
Annual Expense	$224	$230	$237	$243	$250	$257	$264	$272	$279	$287

Prospectus 73/96

Alger Mid Cap Focus Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.39%	2.42%	6.37%	10.48%	14.74%	19.17%	23.77%	28.55%	33.51%	38.66%
End Investment Balance	$9,841	$10,221	$10,615	$11,025	$11,450	$11,892	$12,351	$12,828	$13,323	$13,838
Annual Expense	$635	$114	$119	$123	$128	$133	$138	$144	$149	$155

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.94%	1.96%	1.96%	1.96%	1.96%	1.96%	1.96%	1.96%	1.96%	1.96%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.06%	6.21%	9.44%	12.76%	16.19%	19.72%	23.36%	27.11%	30.98%	34.96%
End Investment Balance	$10,306	$10,621	$10,944	$11,276	$11,619	$11,972	$12,336	$12,711	$13,098	$13,496
Annual Expense	$197	$204	$211	$218	$224	$231	$238	$245	$253	$261
Alger Mid Cap Growth Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.52%	2.15%	5.96%	9.92%	14.02%	18.27%	22.68%	27.26%	32.00%	36.93%
End Investment Balance	$9,828	$10,195	$10,575	$10,970	$11,379	$11,803	$12,244	$12,700	$13,174	$13,665
Annual Expense	$648	$127	$132	$137	$142	$147	$153	$158	$164	$170

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.27%	1.27%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.02%	6.13%	9.34%	12.64%	16.04%	19.54%	23.15%	26.87%	31.61%	36.52%
End Investment Balance	$10,302	$10,613	$10,934	$11,264	$11,604	$11,954	$12,315	$12,687	$13,161	$13,652
Annual Expense	$201	$207	$213	$220	$226	$233	$240	$248	$164	$170

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance	$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense	$216	$222	$229	$235	$242	$249	$256	$263	$271	$279
Alger Weatherbie Specialized Growth Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.92%	5.93%	9.02%	12.20%	15.48%	18.85%	22.32%	25.89%	29.57%	33.35%
End Investment Balance	$10,292	$10,593	$10,902	$11,220	$11,548	$11,885	$12,232	$12,589	$12,957	$13,335
Annual Expense	$211	$217	$224	$230	$237	$244	$251	$258	$266	$273

Prospectus 74/96

Alger Small Cap Growth Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	30.83%	35.64%
End Investment Balance	$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$13,083	$13,564
Annual Expense	$208	$214	$220	$227	$234	$241	$248	$255	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance	$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense	$215	$221	$228	$234	$241	$248	$255	$262	$270	$278
Alger Small Cap Focus Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.73%	1.73%	5.31%	9.02%	12.85%	16.83%	20.94%	25.20%	29.60%	34.17%
End Investment Balance	$9,809	$10,154	$10,511	$10,881	$11,264	$11,661	$12,071	$12,496	$12,936	$13,391
Annual Expense	$668	$148	$153	$158	$164	$170	$176	$182	$188	$195

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.98%	6.05%	9.21%	12.46%	15.81%	19.27%	22.82%	26.48%	30.25%	34.13%
End Investment Balance	$10,298	$10,605	$10,921	$11,246	$11,581	$11,927	$12,282	$12,648	$13,025	$13,413
Annual Expense	$205	$211	$217	$224	$231	$237	$245	$252	$259	$267
Alger Health Sciences Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.38%	2.44%	6.40%	10.52%	14.80%	19.24%	23.85%	28.65%	33.62%	38.80%
End Investment Balance	$9,842	$10,223	$10,618	$11,029	$11,456	$11,899	$12,360	$12,838	$13,335	$13,851
Annual Expense	$634	$113	$118	$122	$127	$132	$137	$142	$148	$154

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.05%	6.19%	9.43%	12.77%	16.21%	19.75%	23.41%	27.17%	31.05%	35.05%
End Investment Balance	$10,305	$10,619	$10,943	$11,277	$11,621	$11,975	$12,341	$12,717	$13,105	$13,505
Annual Expense	$198	$204	$210	$217	$223	$230	$237	$244	$252	$259

Prospectus 75/96

Alger Growth & Income Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.21%	2.78%	6.93%	11.25%	15.75%	20.42%	25.29%	30.35%	35.62%	41.10%
End Investment Balance	$9,858	$10,256	$10,670	$11,101	$11,550	$12,017	$12,502	$13,007	$13,533	$14,079
Annual Expense	$618	$97	$100	$105	$109	$113	$118	$122	$127	$133

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.29%	6.69%	10.20%	13.82%	17.57%	21.44%	25.43%	29.56%	33.82%	38.22%
End Investment Balance	$10,329	$10,669	$11,020	$11,382	$11,757	$12,144	$12,543	$12,956	$13,382	$13,822
Annual Expense	$174	$180	$185	$192	$198	$204	$211	$218	$225	$233

Prospectus 76/96

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the tables for the fiscal years ended October 31 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available upon request.
The Alger Funds
Alger Capital Appreciation Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$20.77	$39.48	$33.76	$27.12	$26.20
Income from Investment Operations:
Net investment loss (i)	(0.14)	(0.13)	(0.24)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	3.50	(11.17)	11.11	8.96	3.53
Total from investment operations	3.36	(11.30)	10.87	8.84	3.46
Distributions from net realized gains	(0.84)	(7.41)	(5.15)	(2.20)	(2.54)
Net asset value, end of period	$23.29	$20.77	$39.48	$33.76	$27.12
Total return (ii)	16.95%	(34.88)%	35.41%	34.79%	15.29%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$737,324	$774,249	$1,523,572	$1,320,073	$1,174,346
Ratio of gross expenses to average net assets	1.28%	1.20%	1.15%	1.17%	1.21%
Ratio of net expenses to average net assets	1.28%	1.20%	1.15%	1.17%	1.21%
Ratio of net investment loss to average net assets	(0.64)%	(0.49)%	(0.67)%	(0.41)%	(0.27)%
Portfolio turnover rate(iii)	85.55%	108.26%	78.77%	89.91%	77.04%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Prospectus 77/96

The Alger Funds
Alger Capital Appreciation Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$12.63	$27.13	$24.79	$20.60	$20.69
Income from Investment Operations:
Net investment loss (i)	(0.18)	(0.20)	(0.35)	(0.25)	(0.20)
Net realized and unrealized gain (loss) on investments	2.05	(6.89)	7.84	6.64	2.65
Total from investment operations	1.87	(7.09)	7.49	6.39	2.45
Distributions from net realized gains	(0.84)	(7.41)	(5.15)	(2.20)	(2.54)
Net asset value, end of period	$13.66	$12.63	$27.13	$24.79	$20.60
Total return (ii)	16.03%	(35.36)%	34.43%	33.82%	14.44%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$67,776	$91,815	$211,972	$204,909	$219,511
Ratio of gross expenses to average net assets	2.05%	1.95%	1.90%	1.91%	1.95%
Ratio of net expenses to average net assets	2.05%	1.95%	1.90%	1.91%	1.95%
Ratio of net investment loss to average net assets	(1.40)%	(1.24)%	(1.42)%	(1.13)%	(1.01)%
Portfolio turnover rate(iii)	85.55%	108.26%	78.77%	89.91%	77.04%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Prospectus 78/96

The Alger Funds
Alger International Focus Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$15.23	$25.12	$18.67	$15.51	$14.30
Income from Investment Operations:
Net investment loss (i)	(0.03)	(0.10)	(0.11)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	0.58	(7.82)	6.56	3.91	1.66
Total from investment operations	0.55	(7.92)	6.45	3.85	1.64
Dividends from net investment income	—	—	—	(0.69)	(0.43)
Distributions from net realized gains	—	(1.97)	—	—	—
Net asset value, end of period	$15.78	$15.23	$25.12	$18.67	$15.51
Total return (ii)	3.61%	(34.27)%	34.87%(iii)	25.69%	11.99%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$97,018	$100,262	$158,223	$120,832	$100,814
Ratio of gross expenses to average net assets	1.31%	1.27%	1.22%	1.34%	1.37%
Ratio of net expenses to average net assets	1.31%	1.27%	1.22%	1.34%	1.37%
Ratio of net investment loss to average net assets	(0.15)%	(0.53)%	(0.49)%	(0.37)%	(0.11)%
Portfolio turnover rate	52.23%	49.36%	75.27%	105.22%	151.99%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger International Focus Fund received a Fair Fund distribution of $159,091, which contributed approximately 0.11% to its annual return.

Prospectus 79/96

The Alger Funds
Alger International Focus Fund Class B	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$13.04	$21.81	$16.19	$13.44	$12.38
Income from Investment Operations:
Net investment loss (i)	(0.02)	(0.09)	(0.08)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.49	(6.71)	5.70	3.38	1.44
Total from investment operations	0.47	(6.80)	5.62	3.36	1.40
Dividends from net investment income	—	—	—	(0.61)	(0.34)
Distributions from net realized gains	—	(1.97)	—	—	—
Net asset value, end of period	$13.51	$13.04	$21.81	$16.19	$13.44
Total return (ii)	3.60%	(34.30)%	35.02%(iii)	25.83%	11.82%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$12,465	$13,200	$22,147	$18,427	$17,646
Ratio of gross expenses to average net assets	2.00%	1.97%	1.94%	2.05%	2.09%
Ratio of expense reimbursements to average net assets	(0.70)%	(0.69)%	(0.82)%	(0.88)%	(0.51)%
Ratio of net expenses to average net assets	1.30%	1.28%	1.12%	1.17%	1.58%
Ratio of net investment loss to average net assets	(0.15)%	(0.54)%	(0.39)%	(0.18)%	(0.30)%
Portfolio turnover rate	52.23%	49.36%	75.27%	105.22%	151.99%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger International Focus Fund received a Fair Fund distribution of $159,091, which contributed approximately 0.11% to its annual return.

Prospectus 80/96

The Alger Funds
Alger International Focus Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$12.37	$20.94	$15.68	$13.11	$12.07
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.22)	(0.24)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investments	0.47	(6.38)	5.50	3.29	1.41
Total from investment operations	0.32	(6.60)	5.26	3.14	1.29
Dividends from net investment income	—	—	—	(0.57)	(0.25)
Distributions from net realized gains	—	(1.97)	—	—	—
Net asset value, end of period	$12.69	$12.37	$20.94	$15.68	$13.11
Total return (ii)	2.67%	(34.82)%	33.86%(iii)	24.68%	11.07%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,138	$1,594	$4,368	$2,760	$3,603
Ratio of gross expenses to average net assets	2.21%	2.09%	1.97%	2.13%	2.23%
Ratio of net expenses to average net assets	2.21%	2.09%	1.97%	2.13%	2.23%
Ratio of net investment loss to average net assets	(1.07)%	(1.40)%	(1.23)%	(1.13)%	(0.99)%
Portfolio turnover rate	52.23%	49.36%	75.27%	105.22%	151.99%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger International Focus Fund received a Fair Fund distribution of $159,091, which contributed approximately 0.11% to its annual return.

Prospectus 81/96

The Alger Funds
Alger Mid Cap Focus Fund Class A	Year ended 10/31/23	Year ended 10/31/22	From 7/29/21 (commencement of operations) to 10/31/21(i)
Net asset value, beginning of period	$12.14	$23.43	$20.67
Income from Investment Operations:
Net investment loss (ii)	(0.10)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.71)	(9.14)	2.80
Total from investment operations	(0.81)	(9.23)	2.76
Distributions from net realized gains	—	(2.06)	—
Net asset value, end of period	$11.33	$12.14	$23.43
Total return (iii)	(6.67)%	(42.27)%	13.35%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,307	$5,083	$1,669
Ratio of gross expenses to average net assets	1.14%	1.05%	0.96%
Ratio of net expenses to average net assets	1.14%	1.05%	0.96%
Ratio of net investment loss to average net assets	(0.80)%	(0.66)%	(0.72)%
Portfolio turnover rate	121.07%	267.86%	250.31%
(i)
Ratios have been annualized; total return has not been annualized; portfolio turnover is for the four months then ended.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 82/96

The Alger Funds
Alger Mid Cap Focus Fund Class C	Year ended 10/31/23	Year ended 10/31/22	From 7/29/21 (commencement of operations) to 10/31/21(i)
Net asset value, beginning of period	$12.01	$23.38	$20.67
Income from Investment Operations:
Net investment loss (ii)	(0.19)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.69)	(9.10)	2.80
Total from investment operations	(0.88)	(9.31)	2.71
Distributions from net realized gains	—	(2.06)	—
Net asset value, end of period	$11.13	$12.01	$23.38
Total return (iii)	(7.33)%	(42.78)%	13.16%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$2,070	$2,433	$2,317
Ratio of gross expenses to average net assets	1.96%	1.85%	1.76%
Ratio of expense reimbursements to average net assets	(0.02)%	—	—
Ratio of net expenses to average net assets	1.94%	1.85%	1.76%
Ratio of net investment loss to average net assets	(1.60)%	(1.46)%	(1.50)%
Portfolio turnover rate	121.07%	267.86%	250.31%
(i)
Ratios have been annualized; total return has not been annualized; portfolio turnover is for the four months then ended.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 83/96

The Alger Funds
Alger Mid Cap Growth Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$10.82	$25.20	$19.29	$14.81	$14.13
Income from Investment Operations:
Net investment income (loss) (i)	(0.08)	(0.09)	0.48	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	0.10	(7.71)	7.58	5.80	1.48
Total from investment operations	0.02	(7.80)	8.06	5.68	1.39
Dividends from net investment income	—	(0.45)	—	—	—
Distributions from net realized gains	—	(6.13)	(2.15)	(1.20)	(0.71)
Net asset value, end of period	$10.84	$10.82	$25.20	$19.29	$14.81
Total return (ii)	0.18%	(39.13)%	44.05%(iii)	41.34%	10.95%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$134,439	$146,648	$259,895	$187,552	$139,110
Ratio of gross expenses to average net assets	1.27%	1.24%	1.21%	1.30%	1.30%
Ratio of net expenses to average net assets	1.27%	1.24%	1.21%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.69)%	(0.68)%	2.15%	(0.76)%	(0.65)%
Portfolio turnover rate	78.35%	204.79%	170.96%	181.73%	182.97%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return.

Prospectus 84/96

The Alger Funds
Alger Mid Cap Growth Fund Class B	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$6.78	$18.60	$14.70	$11.55	$11.22
Income from Investment Operations:
Net investment income (loss) (i)	(0.05)	(0.06)	0.35	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.06	(5.15)	5.70	4.43	1.14
Total from investment operations	0.01	(5.21)	6.05	4.35	1.04
Dividends from net investment income	—	(0.48)	—	—	—
Distributions from net realized gains	—	(6.13)	(2.15)	(1.20)	(0.71)
Net asset value, end of period	$6.79	$6.78	$18.60	$14.70	$11.55
Total return (ii)	0.15%	(39.16)%	44.24%(iii)	41.41%	10.66%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$9,563	$10,404	$18,276	$15,411	$13,772
Ratio of gross expenses to average net assets	1.98%	1.95%	1.93%	2.03%	2.04%
Ratio of expense reimbursements to average net assets	(0.66)%	(0.67)%	(0.76)%	(0.82)%	(0.47)%
Ratio of net expenses to average net assets	1.32%	1.28%	1.17%	1.21%	1.57%
Ratio of net investment income (loss) to average net assets	(0.73)%	(0.71)%	2.08%	(0.66)%	(0.92)%
Portfolio turnover rate	78.35%	204.79%	170.96%	181.73%	182.97%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return.

Prospectus 85/96

The Alger Funds
Alger Mid Cap Growth Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$6.34	$17.82	$14.26	$11.33	$11.08
Income from Investment Operations:
Net investment income (loss) (i)	(0.10)	(0.12)	0.23	(0.18)	(0.16)
Net realized and unrealized gain (loss) on investments	0.06	(4.88)	5.48	4.31	1.12
Total from investment operations	(0.04)	(5.00)	5.71	4.13	0.96
Dividends from net investment income	—	(0.35)	—	—	—
Distributions from net realized gains	—	(6.13)	(2.15)	(1.20)	(0.71)
Net asset value, end of period	$6.30	$6.34	$17.82	$14.26	$11.33
Total return (ii)	(0.63)%	(39.60)%	42.91%(iii)	40.26%	10.03%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,319	$4,562	$8,244	$5,691	$6,014
Ratio of gross expenses to average net assets	2.13%	2.05%	2.00%	2.10%	2.14%
Ratio of net expenses to average net assets	2.13%	2.05%	2.00%	2.10%	2.14%
Ratio of net investment income (loss) to average net assets	(1.54)%	(1.49)%	1.41%	(1.52)%	(1.48)%
Portfolio turnover rate	75.35%	204.79%	170.96%	181.73%	182.97%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return.

Prospectus 86/96

The Alger Funds
Alger Weatherbie Specialized Growth Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$11.57	$24.96	$17.46	$13.30	$13.08
Income from Investment Operations:
Net investment loss (i)	(0.10)	(0.14)	(0.23)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.35)	(8.91)	8.70	4.88	1.39
Total from investment operations	(1.45)	(9.05)	8.47	4.72	1.25
Distributions from net realized gains	—	(4.34)	(0.97)	(0.56)	(1.03)
Net asset value, end of period	$10.12	$11.57	$24.96	$17.46	$13.30
Total return (ii)	(12.53)%	(42.03)%	49.80%	36.57%	11.57%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$86,257	$119,741	$259,394	$174,709	$140,368
Ratio of gross expenses to average net assets	1.32%	1.25%	1.20%	1.27%	1.31%
Ratio of net expenses to average net assets	1.32%	1.25%	1.20%	1.27%	1.31%
Ratio of net investment loss to average net assets	(0.90)%	(0.95)%	(1.03)%	(1.09)%	(1.08)%
Portfolio turnover rate	40.32%	55.97%	61.53%	66.84%	64.83%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 87/96

The Alger Funds
Alger Weatherbie Specialized Growth Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$6.29	$15.93	$11.52	$9.01	$9.30
Income from Investment Operations:
Net investment loss (i)	(0.10)	(0.14)	(0.25)	(0.19)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.74)	(5.16)	5.63	3.26	0.91
Total from investment operations	(0.84)	(5.30)	5.38	3.07	0.74
Distributions from net realized gains	—	(4.34)	(0.97)	(0.56)	(1.03)
Net asset value, end of period	$5.45	$6.29	$15.93	$11.52	$9.01
Total return (ii)	(13.35)%	(42.46)%	48.68%	35.62%	10.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$29,559	$44,815	$103,331	$64,497	$44,908
Ratio of gross expenses to average net assets	2.08%	2.02%	1.95%	2.03%	2.05%
Ratio of net expenses to average net assets	2.08%	2.02%	1.95%	2.03%	2.05%
Ratio of net investment loss to average net assets	(1.67)%	(1.72)%	(1.79)%	(1.85)%	(1.82)%
Portfolio turnover rate	40.32%	55.97%	61.53%	66.84%	64.83%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 88/96

The Alger Funds
Alger Small Cap Growth Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$8.83	$16.21	$12.59	$9.34	$9.54
Income from Investment Operations:
Net investment loss (i)	(0.08)	(0.11)	(0.07)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.85)	(5.93)	3.76	3.91	0.85
Total from investment operations	(0.93)	(6.04)	3.69	3.79	0.74
Distributions from net realized gains	—	(1.34)	(0.07)	(0.54)	(0.94)
Net asset value, end of period	$7.90	$8.83	$16.21	$12.59	$9.34
Total return (ii)	(10.53)%	(39.87)%	29.27%(iii)	42.80%	9.94%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$110,041	$142,244	$262,708	$187,489	$116,308
Ratio of gross expenses to average net assets	1.32%	1.29%	1.23%	1.33%	1.39%
Ratio of net expenses to average net assets	1.32%	1.29%	1.23%	1.33%	1.39%
Ratio of net investment loss to average net assets	(0.93)%	(1.01)%	(0.46)%	(1.11)%	(1.17)%
Portfolio turnover rate	30.15%	15.44%	34.85%	12.67%	17.09%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

Prospectus 89/96

The Alger Funds
Alger Small Cap Growth Fund Class B	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$5.94	$11.41	$8.88	$6.74	$7.20
Income from Investment Operations:
Net investment loss (i)	(0.06)	(0.08)	(0.05)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.57)	(4.05)	2.65	2.76	0.59
Total from investment operations	(0.63)	(4.13)	2.60	2.68	0.48
Distributions from net realized gains	—	(1.34)	(0.07)	(0.54)	(0.94)
Net asset value, end of period	$5.31	$5.94	$11.41	$8.88	$6.74
Total return (ii)	(10.61)%	(39.91)%	29.38%(iii)	42.68%	9.51%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$2,212	$3,038	$5,821	$5,095	$4,523
Ratio of gross expenses to average net assets	2.05%	2.00%	1.96%	2.07%	2.19%
Ratio of expense reimbursements to average net assets	(0.64)%	(0.64)%	(0.74)%	(0.73)%	(0.41)%
Ratio of net expenses to average net assets	1.41%	1.36%	1.22%	1.34%	1.78%
Ratio of net investment loss to average net assets	(1.02)%	(1.09)%	(0.48)%	(1.11)%	(1.57)%
Portfolio turnover rate	30.15%	15.44%	34.85%	12.67%	17.09%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

Prospectus 90/96

The Alger Funds
Alger Small Cap Growth Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$5.51	$10.76	$8.44	$6.47	$6.99
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.12)	(0.13)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.53)	(3.79)	2.52	2.65	0.55
Total from investment operations	(0.62)	(3.91)	2.39	2.51	0.42
Distributions from net realized gains	—	(1.34)	(0.07)	(0.54)	(0.94)
Net asset value, end of period	$4.89	$5.51	$10.76	$8.44	$6.47
Total return (ii)	(11.25)%	(40.32)%	28.41%(iii)	41.76%	8.87%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$14,851	$21,105	$39,148	$18,365	$6,257
Ratio of gross expenses to average net assets	2.12%	2.09%	2.00%	2.09%	2.20%
Ratio of net expenses to average net assets	2.12%	2.09%	2.00%	2.09%	2.20%
Ratio of net investment loss to average net assets	(1.72)%	(1.81)%	(1.21)%	(1.90)%	(1.98)%
Portfolio turnover rate	30.15%	15.44%	34.85%	12.67%	17.09%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

Prospectus 91/96

The Alger Funds
Alger Small Cap Focus Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$16.91	$31.74	$26.22	$19.93	$18.86
Income from Investment Operations:
Net investment loss (i)	(0.19)	(0.19)	(0.31)	(0.25)	(0.19)
Net realized and unrealized gain (loss) on investments	(2.77)	(12.84)	5.83	7.03	1.41
Total from investment operations	(2.96)	(13.03)	5.52	6.78	1.22
Dividends from net investment income	—	—	—	(0.19)	—
Distributions from net realized gains	—	(1.80)	—	(0.30)	(0.15)
Net asset value, end of period	$13.95	$16.91	$31.74	$26.22	$19.93
Total return (ii)	(17.50)%	(42.88)%	21.05%	34.74%	6.59%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$128,366	$226,738	$560,577	$566,606	$523,291
Ratio of gross expenses to average net assets	1.48%	1.32%	1.18%	1.22%	1.19%
Ratio of net expenses to average net assets	1.48%	1.32%	1.18%	1.22%	1.19%
Ratio of net investment loss to average net assets	(1.18)%	(0.96)%	(0.98)%	(1.11)%	(0.95)%
Portfolio turnover rate	68.04%	37.57%	56.71%	37.49%	48.84%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 92/96

The Alger Funds
Alger Small Cap Focus Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$14.75	$28.12	$23.40	$17.85	$17.04
Income from Investment Operations:
Net investment loss (i)	(0.24)	(0.28)	(0.47)	(0.37)	(0.31)
Net realized and unrealized gain (loss) on investments	(2.40)	(11.29)	5.19	6.30	1.27
Total from investment operations	(2.64)	(11.57)	4.72	5.93	0.96
Dividends from net investment income	—	—	—	(0.08)	—
Distributions from net realized gains	—	(1.80)	—	(0.30)	(0.15)
Net asset value, end of period	$12.11	$14.75	$28.12	$23.40	$17.85
Total return (ii)	(17.97)%	(43.23)%	20.17%	33.85%	5.76%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$62,091	$108,988	$267,800	$248,577	$212,737
Ratio of gross expenses to average net assets	2.02%	1.93%	1.90%	1.94%	1.95%
Ratio of net expenses to average net assets	2.02%	1.93%	1.90%	1.94%	1.95%
Ratio of net investment loss to average net assets	(1.72)%	(1.57)%	(1.70)%	(1.83)%	(1.71)%
Portfolio turnover rate	68.04%	37.57%	56.71%	37.49%	48.84%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 93/96

The Alger Funds
Alger Health Sciences Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$20.85	$36.66	$31.75	$26.55	$28.04
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.07)	(0.21)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.51)	(8.74)	8.87	7.20	0.48
Total from investment operations	(2.63)	(8.81)	8.66	7.11	0.39
Distributions from net realized gains	—	(7.00)	(3.75)	(1.91)	(1.88)
Net asset value, end of period	$18.22	$20.85	$36.66	$31.75	$26.55
Total return (ii)	(12.61)%	(27.31)%	29.12%(iii)	28.09%	1.96%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$65,337	$91,059	$151,514	$127,925	$108,095
Ratio of gross expenses to average net assets	1.13%	1.05%	1.00%	1.04%	1.12%
Ratio of net expenses to average net assets	1.13%	1.05%	1.00%	1.04%	1.12%
Ratio of net investment loss to average net assets	(0.57)%	(0.30)%	(0.63)%	(0.30)%	(0.34)%
Portfolio turnover rate	305.60%	240.89%	152.78%	131.29%	148.78%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

Prospectus 94/96

The Alger Funds
Alger Health Sciences Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$13.08	$26.11	$23.74	$20.44	$22.21
Income from Investment Operations:
Net investment loss (i)	(0.18)	(0.16)	(0.34)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	(1.57)	(5.87)	6.46	5.44	0.34
Total from investment operations	(1.75)	(6.03)	6.12	5.21	0.11
Distributions from net realized gains	—	(7.00)	(3.75)	(1.91)	(1.88)
Net asset value, end of period	$11.33	$13.08	$26.11	$23.74	$20.44
Total return (ii)	(13.38)%	(27.85)%	28.11%(iii)	27.12%	1.20%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$4,802	$7,828	$14,334	$11,862	$10,963
Ratio of gross expenses to average net assets	1.95%	1.84%	1.76%	1.81%	1.89%
Ratio of net expenses to average net assets	1.95%	1.84%	1.76%	1.81%	1.89%
Ratio of net investment loss to average net assets	(1.39)%	(1.10)%	(1.39)%	(1.07)%	(1.12)%
Portfolio turnover rate	305.60%	240.89%	152.78%	131.29%	148.78%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

Prospectus 95/96

The Alger Funds
Alger Growth & Income Fund Class A	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$52.35	$61.76	$43.88	$43.55	$40.77
Income from Investment Operations:
Net investment income (i)	0.85	0.71	0.63	0.69	0.70
Net realized and unrealized gain (loss) on investments	5.09	(7.49)	18.47	1.88	4.54
Total from investment operations	5.94	(6.78)	19.10	2.57	5.24
Dividends from net investment income	(0.79)	(0.56)	(0.55)	(0.66)	(0.61)
Distributions from net realized gains	—	(2.07)	(0.67)	(1.58)	(1.85)
Net asset value, end of period	$57.50	$52.35	$61.76	$43.88	$43.55
Total return (ii)	11.39%	(11.53)%	44.12%	5.98%	13.94%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$128,090	$108,039	$106,439	$74,251	$74,924
Ratio of gross expenses to average net assets	0.96%	0.97%	0.98%	1.06%	1.07%
Ratio of net expenses to average net assets	0.96%	0.97%	0.98%	1.06%	1.07%
Ratio of net investment income to average net assets	1.51%	1.24%	1.15%	1.60%	1.72%
Portfolio turnover rate	4.29%	1.96%	8.40%	9.29%	7.30%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 96/96

The Alger Funds
Alger Growth & Income Fund Class C	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$51.46	$60.77	$43.22	$42.93	$40.20
Income from Investment Operations:
Net investment income (i)	0.43	0.28	0.21	0.36	0.39
Net realized and unrealized gain (loss) on investments	5.00	(7.38)	18.18	1.85	4.49
Total from investment operations	5.43	(7.10)	18.39	2.21	4.88
Dividends from net investment income	(0.38)	(0.14)	(0.17)	(0.34)	(0.30)
Distributions from net realized gains	—	(2.07)	(0.67)	(1.58)	(1.85)
Net asset value, end of period	$56.51	$51.46	$60.77	$43.22	$42.93
Total return (ii)	10.56%	(12.18)%	43.01%	5.19%	13.12%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$24,149	$21,111	$18,194	$13,127	$14,946
Ratio of gross expenses to average net assets	1.71%	1.73%	1.73%	1.81%	1.82%
Ratio of net expenses to average net assets	1.71%	1.73%	1.73%	1.81%	1.82%
Ratio of net investment income to average net assets	0.77%	0.49%	0.40%	0.86%	0.97%
Portfolio turnover rate	4.29%	1.96%	8.40%	9.29%	7.30%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus A-1/A-10

Appendix A
Waivers and Discounts Available from Intermediaries
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-end Sales Load Waivers on Class A Shares available at Raymond James
•
Shares purchased in an investment advisory program.
•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90

Prospectus A-2/A-10

days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A, B and C shares available at Raymond James
•
Death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Return of excess contributions from an IRA Account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•
Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
•
Breakpoints as described in this prospectus.
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•
Shares purchased through a Morgan Stanley self-directed brokerage account.
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy Fund shares directly from the Alger Family of Funds or through another intermediary to be eligible for waivers or discounts not listed below.

Prospectus A-3/A-10

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their Merrill financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•
Shares purchased through a Merrill investment advisory program
•
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
•
Shares purchased through the Merrill Edge Self-Directed platform
•
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
•
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
•
Shares exchanged from back-end load (i.e. Class B) shares to front-end load shares of the same mutual fund1
•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
•
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
•
Shares purchased from the proceeds of a mutual fund redemption in front-end or back-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
•
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
•
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
•
Shares sold due to return of excess contributions from an IRA account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
•
Shares exchanged from back-end load shares to front-end load shares of the same mutual fund1
•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

Prospectus A-4/A-10

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
1 On or around April 15, 2024, Merrill will exchange all back-end load shares held in Merrill accounts to front-end load shares of the same mutual fund.
Janney Montgomery Scott LLC
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Shares acquired through a right of reinstatement.
•
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.
•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•
Shares acquired through a right of reinstatement.
•
Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
•
Breakpoints as described in the fund’s Prospectus.
•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”
Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:

Prospectus A-5/A-10

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Alger Family of Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
•
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Alger Family of Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
•
Shares purchased in an Edward Jones fee-based program.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
•
The redemption and repurchase occur in the same account.
•
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Prospectus A-6/A-10

•
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
•
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
•
Purchases of Class 529-A shares made for recontribution of refunded amounts.
CDSC Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•
The death or disability of the shareholder.
•
Systematic withdrawals with up to 10% per year of the account value.
•
Return of excess contributions from an Individual Retirement Account (IRA).
•
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•
Shares exchanged in an Edward Jones fee-based program.
•
Shares acquired through NAV reinstatement.
•
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•
A fee-based account held on an Edward Jones platform
•
A 529 account held on an Edward Jones platform
•
An account with an active systematic investment plan or LOI
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc.
Shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-end Sales Load Waivers on Class A Shares available at OPCO
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•
Shares purchased by or through a 529 Plan

Prospectus A-7/A-10

•
Shares purchased through a OPCO affiliated investment advisory program
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
•
Shareholders in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
•
Employees and registered representatives of OPCO or its affiliates and their family members
•
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A, B and C Shares available at OPCO
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based upon applicable IRS regulations as described in the prospectus
•
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
•
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Robert W. Baird & Co.
Shareholders purchasing Fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-End Sales Charge Waivers on Investor A Shares Available at Baird
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same Fund
•
Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
•
Shares purchased using the proceeds of redemptions within the Alger Family of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•
A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C Shares Available at Baird

Prospectus A-8/A-10

•
Shares sold due to death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•
Shares bought due to returns of excess contributions from an IRA account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
•
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•
Breakpoints as described in the Fund’s prospectus
•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets within the Alger Family of Funds held by accounts within the purchaser’s household at Baird. Eligible assets within the Alger Family of Funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the Alger Family of Funds through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver, which may differ from the waivers disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-end Sales Load Waiver on Class A Shares Available at Stifel
•
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
•
All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
Other Information
No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C shares, by the following financial institutions, on behalf of their clients, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor:
(1)
1st Discount Brokerage Inc.
(2)
Abacus Investments
(3)
Achante Financial & Investments Corp.
(4)
Aegis Capital Corp.
(5)
Allegheny Investments Ltd.
(6)
Allstate Financial Services LLC
(7)
American Enterprise Investment Services
(8)
American Equity Investment Corp.
(9)
American Portfolios Financial Services
(10)
Ameritas Investment Company LLC
(11)
Amuni Financial Inc.
(12)
Andrew Garrett Inc.
(13)
Apella Aktiengesellschaft
(14)
Apex Clearing Corporation
(15)
APW Capital Inc
(16)
Arete Walth Management, LLC
(17)
Arkadios Capital
(18)
Arlington Securities Inc.
(19)
Ascensus Trust Company
(20)
Associated Investment Services
(21)
Ausdal Financial Partners, Inc.
(22)
Avantax Investment Services, Inc.
(23)
AW Securities
(24)
B. Riley Wealth Management
(25)
Bank of New York Mellon NA
(26)
Banque De Luxembourg
(27)
BCG Securities Inc.
(28)
Beaconsfield Financial Services
(29)
Benchmark Investments
(30)
Benjamin F Edwards & Company, Inc.
(31)
Berthel Fisher & Company Inc.
(32)
BMO Harris Financial Advisors Inc.
(33)
BNP Paribas
(34)
BOK Financial Securities Inc.
(35)
Bolton Global Capital
(36)
Braun & Partner
(37)
Brazos Securities Inc.
(38)
Brokers International Financial Services LLC
(39)
Brooklight Place Securities Inc.
(40)
Brown Brothers Harriman & Co.
(41)
Brown Lisle/Cummings, Inc.
(42)
Burkhard Knocke

Prospectus A-9/A-10

(43)
Cabot Lodge Securities LLC
(44)
Cadaret, Grant & Co. Inc.
(45)
Calton & Associates Inc.
(46)
Cambridge Investment Research Inc.
(47)
Cantella & Co. Inc.
(48)
Cape Securities Inc.
(49)
Capital City Securities LLC
(50)
Capital Investment Group Inc.
(51)
Capitol Securities Management Inc.
(52)
Carat Fonds Service AG
(53)
Carter Terry & Company Inc.
(54)
Centaurus Financial Inc.
(55)
Ceros Financial Services
(56)
Cetera Advisor Networks LLC
(57)
Cetera Advisors LLC
(58)
Cetera Financial Specialists LLC
(59)
Cetera Investment Services LLC
(60)
CFD Investments Inc.
(61)
Charles Schwab & Co.
(62)
Colorado Financial Services Corp.
(63)
Commonwealth Financial Group Inc.
(64)
Commonwealth Financial Network
(65)
Concorde Investment Services LLC
(66)
Concourse Financial Group Securities Inc.
(67)
Coordinated Capital Securities
(68)
Creativeone Securities LLC
(69)
Crescent Securities Group Inc.
(70)
Crown Capital Securities L.P.
(71)
Cummer/Moyers Financial Services
(72)
Cuso Financial Services, LP
(73)
Cutter & Company Brokerage Inc
(74)
D.A. Davidson & Co.
(75)
David Lerner Associates Inc.
(76)
Dempsey Lord Smith LLC
(77)
Deutsche Bank Securities Inc.
(78)
Deutsche Gesellschaft Fuer
(79)
DMK Advisor Group Inc.
(80)
DMS Deutsche Maklerservice AG
(81)
Dominion Investor Services Inc.
(82)
Double Eagle SEC of America
(83)
Dr. Gorbahn GmbH
(84)
Dr. Sievert & Partner GmbH
(85)
Dr.Jur.Werner Hoppe GmbH
(86)
DWS Distributors Inc.
(87)
E*Trade Securities
(88)
E.B.H Securities Inc.
(89)
Eckart Doerr
(90)
Edward Jones & Co
(91)
Ehlers Invest GmbH
(92)
Emmerich Und Partner
(93)
Empower Financial Services Inc.
(94)
Equitable Advisors LLC
(95)
Equity Services Inc.
(96)
Excel Securities and Associates Inc.
(97)
Farmers Financial Solutions LLC
(98)
Fifth Third Securities Inc.
(99)
Finanz and Versicherungsmakler
(100)
Finanzconsulting GFS GmbH
(101)
Finanzmarketing
(102)
Finanzplan GmbH
(103)
Finanz-U. Wirtschaftsber.Rasp GmbH
(104)
First Asset Financial Inc.
(105)
First Command Brokerage Services Inc.
(106)
First Heartland Capital Inc.
(107)
Fonds Forum GmbH
(108)
Fondskonzept AG
(109)
Fondsnet GmbH
(110)
Fortune Financial Services Inc.
(111)
Fred Alger & Company, LLC
(112)
FSC Securities Corporation
(113)
FV GmbH
(114)
G&R GmbH
(115)
G A Repple & Co
(116)
Gateway Financial Agency
(117)
GeneosWealth Management, Inc.
(118)
Gerhard Schroedl
(119)
GFI GES. F. Intelli. Finanzkonzepte
(120)
GIP Service Center GmbH
(121)
Gold Coast Securities Inc.
(122)
Goldman Sachs & Co
(123)
Great Nation Investment Corp
(124)
Grove Point Investments LLC
(125)
GSC Finanz Gambh & Co KG
(126)
Guenter Streubel
(127)
GW Sherwold Associates Inc.
(128)
GWN Securities Inc.
(129)
H.-J. Fischer
(130)
Halliday Financial LLC
(131)
Hanseatisches Capitalconzept GmbH
(132)
Hantscher Finanz-&
(133)
Hantz Financial Services Inc
(134)
Harbour Investments, Inc.
(135)
Harvest Financial Corporation
(136)
Hazard & Siegel Inc
(137)
Hefren-Tillotson Inc
(138)
Heinz Lappe GmbH
(139)
Heinz Meyerhofer
(140)
Herold & Lantern Investments Inc.
(141)
Hilltop Securities Inc.
(142)
Hora Investment GmbH
(143)
Hornor Townsend & Kent LLC
(144)
HSBC Brokerage (USA) Inc.
(145)
Huntleigh Securities Corp
(146)
IFP Securities, LLC
(147)
Independent Financial Group, LLC
(148)
Infinex Investments, Inc.
(149)
Janney Montgomery Scott LLC
(150)
JP Morgan Clearing Corp
(151)
Kestra Investment Services
(152)
Kovack Securities Inc.
(153)
Lincoln Financial Advisors
(154)
Lincoln Financial Securities
(155)
Lincoln Investment Planning, LLC
(156)
LPL Financial LLC
(157)
M Holdings Securities
(158)
Merrill Lynch, Pierce, Fenner & Smith Incorporated
(159)
Mid Atlantic Capital Corp
(160)
Mid Atlantic Clearing & Settlement Corp
(161)
MML Distributors LLC
(162)
MML Distributors SMF-PL

Prospectus A-10/A-10

(163)
MML Investors Services, LLC
(164)
Money Concepts Capital Corp
(165)
Morgan Stanley Smith Barney LLC
(166)
MWA Financial Services Inc.
(167)
National Financial Services LLC
(168)
Nationwide Investment Services Corp
(169)
Network 1 Financial Securities Inc.
(170)
Northwestern Mutual Investment Services, LLC
(171)
NYlife Securities LLC
(172)
Oppenheimer & Co Inc.
(173)
Park Avenue Securities LLC
(174)
Pershing LLC
(175)
Planmember Securities Corporation
(176)
Principal Securities, Inc.
(177)
Prudential Investment Management Service
(178)
Raymond James & Associates, Inc.
(179)
Raymond James Financial Services, Inc.
(180)
RBC Capital Markets LLC
(181)
Reliance Trust Company
(182)
Robert W Baird & Co Inc.
(183)
Royal Alliance Associates Inc.
(184)
Sagepoint Financial, Inc.
(185)
Securian Financial Services Inc.
(186)
Securities America Inc.
(187)
Snowden Account Services, Inc.
(188)
State Street Bank & Trust Co.
(189)
Stifel, Nicolaus & Company Inc.
(190)
TD Ameritrade Clearing, Inc.
(191)
TFS Securities, Inc.
(192)
The Investment Center, Inc.
(193)
Trilogy Financial Solutions
(194)
UBS Financial Services Inc.
(195)
United Planners Financial
(196)
US Bancorp Investments Inc.
(197)
Valmark Securities Inc.
(198)
Vanguard Marketing Corporation
(199)
Voya Financial Advisors, Inc.
(200)
Wachovia Bank
(201)
Wells Fargo Bank
(202)
Wells Fargo Clearing Services LLC

For Fund Information:
By Telephone:	(800) 992-3863
By Mail:	Alger Family of Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53212-2175
Online	Text versions of Fund documents can be downloaded from the following sources:
•The Fund: http://www.alger.com
•SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about each Fund and its policies, please read each Fund’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Funds’ toll-free number, at the Funds’ website at www.alger.com or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements. You can receive free copies of these reports by calling the Funds’ toll-free number, at the Funds’ website at www.alger.com or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Fund documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Quarterly Fund Holdings
Each Fund’s most recent month end portfolio holdings are available approximately sixty days after month-end on the Fund’s website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year as an exhibit to Form N-PORT and semi-annually on Form N-CSR. Forms N-PORT and N-CSR are available online on the SEC’s website at www.sec.gov. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.
Alger Electronic Delivery Service
The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds’ website. To sign up for this free service, enroll at www.icsdelivery.com/alger.
Distributor: Fred Alger & Company, LLC
The Alger Funds    SEC File #811-1355
TAF Retail

Available for investment by Institutional Investors
Prospectus March 1, 2024
	Class	Ticker Symbol
Alger Capital Appreciation Fund	Z	ACAZX
Alger International Focus Fund	I	AIGIX
	Z	ALCZX
Alger Mid Cap Focus Fund	I	AFOIX
	Y	ALOYX
	Z	AFOZX
Alger Mid Cap Growth Fund	Z	AMCZX
Alger Weatherbie Specialized Growth Fund	I	ASIMX
	Y	ASYMX
	Z	ASMZX
Alger Small Cap Growth Fund	Y	ASCYX
	Z	ASCZX
Alger Small Cap Focus Fund	I	AOFIX
	Y	AOFYX
	Z	AGOZX
Alger Health Sciences Fund	Z	AHSZX
Alger Growth & Income Fund	Z	AGIZX
Alger 35 Fund	Z	ATVPX

The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER FUNDS
1	Summary Sections
	1	Alger Capital Appreciation Fund
	6	Alger International Focus Fund
	16	Alger Mid Cap Focus Fund
	31	Alger Mid Cap Growth Fund
	36	Alger Weatherbie Specialized Growth Fund
	51	Alger Small Cap Growth Fund
	59	Alger Small Cap Focus Fund
	71	Alger Health Sciences Fund
	76	Alger Growth & Income Fund
	80	Alger 35 Fund
85	Investment Objectives, Principal Investment Strategies and Related Risks
	85	Investment Objectives
	86	Principal Investment Strategies
	87	Principal Risks
92	Management and Organization
	92	Manager
	93	Sub-Advisers
	93	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Funds
	94	Administrator
95	Shareholder Information
	95	Distributor
	95	Transfer Agent
	95	Net Asset Value
	96	Purchasing and Redeeming Fund Shares
	96	Dividends and Distributions and Tax Consequences
	97	Classes of Fund Shares
	99	Exchanges
	99	Other Purchase and Exchange Limitations
99	Limitations on Excessive Trading
100	Disclosure of Portfolio Holdings
100	Other Information
102	Hypothetical Investment and Expense Information
105	Financial Highlights

123	For Fund Information

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Summary Sections
Alger Capital Appreciation Fund
Investment Objective
Alger Capital Appreciation Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.12%
Total Annual Fund Operating Expenses	.93%
Fee Waiver and/or Expense Reimbursement**	(.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.86%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to .04% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$88	$285	$503	$1,132
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.55% of the average value of its portfolio.

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Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, consumer discretionary, and communication services sectors.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

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failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	28.30%	Worst Quarter:	Q2 2022	-24.55%

Prospectus 4/123

Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class Z				12/29/10
Return Before Taxes	43.58%	15.32%	12.50%
Return After Taxes on Distributions	41.41%	12.52%	10.07%
Return After Taxes on Distributions and Sale of Fund Shares	27.30%	12.12%	9.79%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	42.68%	19.50%	14.86%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.

Prospectus 5/123

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 6/123

Alger International Focus Fund
Investment Objective
Alger International Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees*	.71%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement**	(.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .71%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to .54% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I	$130	$412	$717	$1,584
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.23% of the average value of its portfolio.

Prospectus 7/123

Principal Investment Strategy
The Fund is sub-advised by Redwood Investments, LLC (“Redwood”), an affiliate of the Manager (Redwood and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The Fund invests in companies that it believes meet three primary criteria: (1) high quality companies, (2) which are attractively valued, and (3) where the Manager believes that future earnings and free cash flow growth will be meaningfully above what is expected by the market. High quality companies are those companies that offer strong earnings visibility and sustainability because of their durable competitive advantages, capable management teams, and prudent financial management. The Manager focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies generally defined by a third party, or in certain circumstances by a Portfolio Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.
Emerging market countries include all countries categorized as Emerging Markets or Frontier Markets by Morgan Stanley Capital International (MSCI).
The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund’s benchmark is the MSCI All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary, health care, industrials and financials sectors.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

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Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Emerging Markets Risk – The Fund may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Fund, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector

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may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Before March 28, 2018, the Fund followed different investment strategies and was managed by different portfolio managers. Prior to August 15, 2018 the Fund was named “Alger International Growth Fund.” Performance prior to March 28, 2018 reflects these prior management styles and does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter:	Q2 2020	29.67%	Worst Quarter:	Q1 2020	-19.70%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class I				5/31/13
Return Before Taxes	18.04%	10.25%	4.26%
Return After Taxes on Distributions	18.04%	9.44%	3.36%
Return After Taxes on Distributions and Sale of Fund Shares	10.68%	8.01%	3.02%
MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes)	16.21%	7.60%	4.32%

Prospectus 10/123

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Redwood Investments, LLC*	Michael Mufson, CFA Co-Founder, Co-Chief Investment Officer and Managing Partner Since February 2024
Ezra Samet, CFA Portfolio Manager and Analyst Since February 2024
Donald Smith, CFA Portfolio Manager and Analyst Since February 2024
*
Redwood, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 11/123

Alger International Focus Fund
Investment Objective
Alger International Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees*	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and/or Expense Reimbursement**	(.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.88%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .71%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to .13% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$298	$533	$1,206
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.23% of the average value of its portfolio.

Prospectus 12/123

Principal Investment Strategy
The Fund is sub-advised by Redwood Investments, LLC (“Redwood”), an affiliate of the Manager (Redwood and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The Fund invests in companies that it believes meet three primary criteria: (1) high quality companies, (2) which are attractively valued, and (3) where the Manager believes that future earnings and free cash flow growth will be meaningfully above what is expected by the market. High quality companies are those companies that offer strong earnings visibility and sustainability because of their durable competitive advantages, capable management teams, and prudent financial management. The Manager focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies generally defined by a third party, or in certain circumstances by a Portfolio Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.
Emerging market countries include all countries categorized as Emerging Markets or Frontier Markets by Morgan Stanley Capital International (MSCI).
The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund’s benchmark is the MSCI All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary, health care, industrials and financials sectors.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Prospectus 13/123

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Emerging Markets Risk – The Fund may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Fund, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector

Prospectus 14/123

may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Before March 28, 2018, the Fund followed different investment strategies and was managed by different portfolio managers. Prior to August 15, 2018 the Fund was named “Alger International Growth Fund.” Performance prior to March 28, 2018 reflects these prior management styles and does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	29.63%	Worst Quarter:	Q1 2020	-19.55%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class Z				12/29/10
Return Before Taxes	18.56%	10.60%	4.57%
Return After Taxes on Distributions	18.49%	9.75%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	10.99%	8.27%	3.22%
MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes)	16.21%	7.60%	4.32%

Prospectus 15/123

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Redwood Investments, LLC*	Michael Mufson, CFA Co-Founder, Co-Chief Investment Officer and Managing Partner Since February 2024
Ezra Samet, CFA Portfolio Manager and Analyst Since February 2024
Donald Smith, CFA Portfolio Manager and Analyst Since February 2024
*
Redwood, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 16/123

Alger Mid Cap Focus Fund
Investment Objective
Alger Mid Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees*	.65%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.22%
Total Annual Fund Operating Expenses	1.12%**
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to .58% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I	$114	$356	$617	$1,363
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.07% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

Prospectus 17/123

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. For these purposes, “mid-cap companies” are those companies that, at the time of purchase of the securities, have total market capitalization within the range of (i) companies included in the Russell MidCap Growth Index, as reported by the index at the most recent quarter end, or (ii) $1 billion to $30 billion. At December 31, 2023, the companies in this index ranged from $978 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in companies in the following group of industries: Health Care Equipment & Supplies, Health Care Technology, Biotechnology, Life Sciences Tools & Services, and/or Software, as defined by third party sources. The Fund may have 25% or more of its total assets invested in any one of these industries.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, industrials, consumer discretionary, and health care sectors.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in

Prospectus 18/123

that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

Prospectus 19/123

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter:	Q2 2020	36.80%	Worst Quarter:	Q2 2022	-28.14%
Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception	Inception Date
Class I			6/14/19
Return Before Taxes	16.47%	9.76%
Return After Taxes on Distributions	16.47%	8.69%
Return After Taxes on Distributions and Sale of Fund Shares	9.75%	7.44%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.87%	10.02%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since April 2019
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.

Prospectus 20/123

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 21/123

Alger Mid Cap Focus Fund
Investment Objective
Alger Mid Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Class Y
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Y
Advisory Fees*	.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses	.84%
Fee Waiver and/or Expense Reimbursement**	(.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.72%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to .07% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Y	$74	$248	$446	$1,018
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction  costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.07% of the average value of its portfolio.

Prospectus 22/123

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. For these purposes, “mid-cap companies” are those companies that, at the time of purchase of the securities, have total market capitalization within the range of (i) companies included in the Russell MidCap Growth Index, as reported by the index at the most recent quarter end, or (ii) $1 billion to $30 billion. At December 31, 2023, the companies in this index ranged from $978 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in companies in the following group of industries: Health Care Equipment & Supplies, Health Care Technology, Biotechnology, Life Sciences Tools & Services, and/or Software, as defined by third party sources. The Fund may have 25% or more of its total assets invested in any one of these industries.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, industrials, consumer discretionary, and health care sectors.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prospectus 23/123

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.

Prospectus 24/123

Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Y Shares as of December 31 (%)

Best Quarter:	Q4 2023	14.92%	Worst Quarter:	Q2 2022	-28.06%
Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception	Inception Date
Class Y			3/1/21
Return Before Taxes	17.08%	-10.10%
Return After Taxes on Distributions	17.08%	-11.34%
Return After Taxes on Distributions and Sale of Fund Shares	10.11%	-7.79%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.87%	0.90%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since April 2019

Prospectus 25/123

Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 26/123

Alger Mid Cap Focus Fund
Investment Objective
Alger Mid Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees*	.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses	.83%**
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to .37% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$85	$265	$460	$1,025
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.07% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

Prospectus 27/123

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. For these purposes, “mid-cap companies” are those companies that, at the time of purchase of the securities, have total market capitalization within the range of (i) companies included in the Russell MidCap Growth Index, as reported by the index at the most recent quarter end, or (ii) $1 billion to $30 billion. At December 31, 2023, the companies in this index ranged from $978 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in companies in the following group of industries: Health Care Equipment & Supplies, Health Care Technology, Biotechnology, Life Sciences Tools & Services, and/or Software, as defined by third party sources. The Fund may have 25% or more of its total assets invested in any one of these industries.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, industrials, consumer discretionary, and health care sectors.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in

Prospectus 28/123

that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

Prospectus 29/123

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	36.83%	Worst Quarter:	Q2 2022	-28.04%
Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception	Inception Date
Class Z			6/14/19
Return Before Taxes	16.89%	10.08%
Return After Taxes on Distributions	16.89%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	10.00%	7.70%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.87%	10.02%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since April 2019
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.

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Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Mid Cap Growth Fund
Investment Objective
Alger Mid Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees*	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses**	.96%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .76%, and for assets in excess of $1 billion is .70%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .76%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares to .23% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.35% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the

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securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2023, the market capitalization of the companies in these indexes ranged from $978 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, industrials, consumer discretionary, and health care sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

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failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. On October 4, 2021, the Fund received a Fair Fund distribution which contributed approximately 3.25% to Class Z Shares’ annual return as of December 31, 2021.   The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	34.33%	Worst Quarter:	Q2 2022	-23.63%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	Since Inception	Inception Date
Class Z				5/28/15
Return Before Taxes	23.37%	13.00%	8.60%
Return After Taxes on Distributions	23.37%	9.85%	6.63%
Return After Taxes on Distributions and Sale of Fund Shares	13.84%	9.98%	6.65%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.87%	13.81%	10.13%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Brandon A. Geisler Senior Vice President and Portfolio Manager Since August 2022
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.

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Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Weatherbie Specialized Growth Fund
Investment Objective
Alger Weatherbie Specialized Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.25%
Total Annual Fund Operating Expenses	1.31%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I	$133	$415	$718	$1,579
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.32% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable). Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S.

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or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2023, the market capitalization of the companies in these indexes ranged from $19.7 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, industrials, and financials sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

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•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. From August 30, 2017 to September 30, 2019, the Fund was named “Alger SMid Cap Focus Fund.” Prior to August 30, 2017, the Fund followed different investment strategies under the name “Alger SMid Cap Growth Fund” and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

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Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter:	Q2 2020	41.18%	Worst Quarter:	Q2 2022	-26.99%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class I				8/5/07
Return Before Taxes	11.28%	9.68%	8.27%
Return After Taxes on Distributions	11.28%	7.82%	5.08%
Return After Taxes on Distributions and Sale of Fund Shares	6.68%	7.62%	5.70%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	18.93%	11.43%	8.78%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager Since March 2017
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager Since March 2017
Edward Minn, CFA Senior Managing Director and Portfolio Manager Since July 2020
*
Weatherbie, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.

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As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Weatherbie Specialized Growth Fund
Investment Objective
Alger Weatherbie Specialized Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Class Y
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Y
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses	.96%
Fee Waiver and/or Expense Reimbursement**	(.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.89%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to .07% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Y	$91	$294	$519	$1,167
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.32% of the average value of its portfolio.

Prospectus 42/123

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2023, the market capitalization of the companies in these indexes ranged from $19.7 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, industrials, and financials sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.

Prospectus 43/123

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. From August 30, 2017 to September 30, 2019, the Fund

Prospectus 44/123

was named "Alger SMid Cap Focus Fund." The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Y Shares as of December 31 (%)

Best Quarter:	Q2 2020	41.32%	Worst Quarter:	Q2 2022	-26.94%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	Since Inception	Inception Date
Class Y				8/30/17
Return Before Taxes	11.76%	10.11%	9.34%
Return After Taxes on Distributions	11.76%	8.27%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	6.96%	7.96%	6.86%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	18.93%	11.43%	9.55%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Prospectus 45/123

Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager Since March 2017
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager Since March 2017
Edward Minn, CFA Senior Managing Director and Portfolio Manager Since July 2020
*
Weatherbie, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 46/123

Alger Weatherbie Specialized Growth Fund
Investment Objective
Alger Weatherbie Specialized Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses	.96%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.32% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S.

Prospectus 47/123

or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2023, the market capitalization of the companies in these indexes ranged from $19.7 million to $73.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, industrials, and financials sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 48/123

•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. From August 30, 2017 to September 30, 2019, the Fund was named "Alger SMid Cap Focus Fund." Prior to August 30, 2017, the Fund followed different investment strategies under the name “Alger SMid Cap Growth Fund” and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

Prospectus 49/123

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	41.35%	Worst Quarter:	Q2 2022	-26.88%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class Z				12/29/10
Return Before Taxes	11.69%	10.04%	8.63%
Return After Taxes on Distributions	11.69%	8.26%	5.50%
Return After Taxes on Distributions and Sale of Fund Shares	6.92%	7.90%	5.99%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	18.93%	11.43%	8.78%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager Since March 2017
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager Since March 2017
Edward Minn, CFA Senior Managing Director and Portfolio Manager Since July 2020
*
Weatherbie, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.

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As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 51/123

Alger Small Cap Growth Fund
Investment Objective
Alger Small Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Class Y
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Y
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses	.99%
Fee Waiver and/or Expense Reimbursement**	(.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to 0.03% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Y	$87	$292	$524	$1,191
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.15% of the average value of its portfolio.

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Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization threshold noted. Equity securities include common or preferred stocks that are listed on U.S. exchanges.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care and consumer discretionary sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

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•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Y Shares as of December 31 (%)

Best Quarter:	Q4 2023	12.63%	Worst Quarter:	Q2 2022	-24.23%

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Average Annual Total Return as of December 31, 2023
	1 Year	Since Inception	Inception Date
Class Y			12/31/21
Return Before Taxes	17.04%	-14.36%
Return After Taxes on Distributions	16.81%	-14.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.09%	-10.77%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	-6.54%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016
Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Small Cap Growth Fund
Investment Objective
Alger Small Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses**	.99%
*
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .81%.
**
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to .18% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.15% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

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The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization threshold noted. Equity securities include common or preferred stocks that are listed on U.S. exchanges.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care and consumer discretionary sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

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failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. On October 4, 2021, the Fund received a Fair Fund distribution which contributed approximately 0.57% to Class Z Shares’ annual return as of December 31, 2021.   The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	39.60%	Worst Quarter:	Q2 2022	-24.40%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class Z				12/29/10
Return Before Taxes	16.78%	8.43%	7.31%
Return After Taxes on Distributions	16.61%	7.63%	5.83%
Return After Taxes on Distributions and Sale of Fund Shares	9.93%	6.74%	5.56%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	9.22%	7.16%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from

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those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016
Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Small Cap Focus Fund
Investment Objective
Alger Small Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees	.75%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.24%
Total Annual Fund Operating Expenses	1.24%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I	$126	$393	$681	$1,500
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.04% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of

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these industries. The Manager believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

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failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to August 7, 2015, the Fund followed different investment strategies under the name “Alger Growth Opportunities Fund” and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter:	Q2 2020	36.78%	Worst Quarter:	Q2 2022	-24.95%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class I				3/3/08
Return Before Taxes	9.88%	2.28%	6.36%
Return After Taxes on Distributions	9.88%	1.81%	5.86%
Return After Taxes on Distributions and Sale of Fund Shares	5.85%	1.84%	5.09%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	9.22%	7.16%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Small Cap Focus Fund
Investment Objective
Alger Small Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Class Y
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Y
Advisory Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses	.90%
Fee Waiver and/or Expense Reimbursement*	(.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.86%
*
Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to .10% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Y	$88	$280	$492	$1,102
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.04% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

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The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. The Manager believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund

Prospectus 65/123

concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Y Shares as of December 31 (%)

Best Quarter:	Q2 2020	36.88%	Worst Quarter:	Q2 2022	-24.92%

Prospectus 66/123

Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	Since Inception	Inception Date
Class Y				2/28/17
Return Before Taxes	10.35%	2.62%	6.95%
Return After Taxes on Distributions	10.35%	2.14%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares	6.13%	2.09%	5.57%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	9.22%	7.64%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 67/123

Alger Small Cap Focus Fund
Investment Objective
Alger Small Cap Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.13%
Total Annual Fund Operating Expenses	.88%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$281	$488	$1,084
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.04% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At December 31, 2023, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $19.7 million to $15.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of

Prospectus 68/123

these industries. The Manager believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

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failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to August 7, 2015, the Fund followed different investment strategies under the name “Alger Growth Opportunities Fund” and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	36.83%	Worst Quarter:	Q2 2022	-24.92%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class Z				12/29/10
Return Before Taxes	10.29%	2.61%	6.68%
Return After Taxes on Distributions	10.29%	2.13%	6.17%
Return After Taxes on Distributions and Sale of Fund Shares	6.09%	2.08%	5.35%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.66%	9.22%	7.16%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 71/123

Alger Health Sciences Fund
Investment Objective
Alger Health Sciences Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees	.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.23%
Total Annual Fund Operating Expenses	.78%
Fee Waiver and/or Expense Reimbursement*	(.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%
*
Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares to .20% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$77	$244	$428	$961
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 305.60% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

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Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:
•
hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;
•
companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and
•
producers and manufacturers of medical, dental and optical supplies and equipment.
The Fund may invest a substantial portion of its assets in a smaller number of issuers. Fund holdings may occasionally increase or decrease for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may exceed its current number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.
The Fund can invest in foreign securities.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund

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concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Privately Placed Securities Risk – A private placement is an offering of a company’s securities that is not registered with the Securities and Exchange Commission (the “SEC”) and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. As a result, investments in private placements can result in substantial or complete losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
The Fund compares its performance to the S&P 500 Index, a broad based measure of market performance. The Fund also compares its performance to the Russell 3000 Health Care Index (the “Health Care Index”). The Health Care Index provides a more complete comparison of Fund performance relative to companies involved in the medical services or health care field.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	24.55%	Worst Quarter:	Q4 2018	-18.63%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	Since Inception	Inception Date
Class Z				5/28/15
Return Before Taxes	-3.90%	5.76%	6.15%
Return After Taxes on Distributions	-3.90%	3.54%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	-2.31%	4.48%	4.57%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	11.95%
Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes)	2.87%	10.79%	8.53%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Sanjiv Talwar, M.D., Ph.D. Senior Vice President, Head of Healthcare, Portfolio Manager and Senior Analyst Since July 2021
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the

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portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Growth & Income Fund
Investment Objective
Alger Growth & Income Fund seeks to provide capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees	.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses	.65%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.29% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end.

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This index is designed to track the performance of large-capitalization stocks. At December 31, 2023, the market capitalization of the companies in this index ranged from $6.5 billion to $3 trillion.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, and financials sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 35% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a

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whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Cash Position Risk – At times, the Fund may hold up to 35% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	19.68%	Worst Quarter:	Q1 2020	-19.71%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	10 Years	Inception Date
Class Z				3/1/12
Return Before Taxes	23.38%	15.84%	11.77%
Return After Taxes on Distributions	22.54%	14.63%	10.42%
Return After Taxes on Distributions and Sale of Fund Shares	13.80%	12.29%	9.10%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	12.03%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger 35 Fund
Investment Objective
Alger 35 Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees	.45%
Other Expenses	.52%
Total Annual Fund Operating Expenses	.97%
Fee Waiver and/or Expense Reimbursement*	(.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.55%
*
Fred Alger Management, LLC (the “Manager”) has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets of the Fund’s Class Z Shares. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class Z	$56	$176	$307	$689
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 412.77% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund invests in a 35-stock portfolio of equity securities of companies of any market capitalization that the Manager believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund may invest in companies whose securities are traded on domestic or foreign exchanges. The Fund focuses its investments in companies

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fostering and benefiting from technological improvements, advancements or developments. In the opinion of the Manager, these companies use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.
The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 35 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, consumer discretionary and communication services sectors.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a

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whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
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Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a 35-stock portfolio. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap and Mid Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Effective upon the close of business May 7, 2021, Class P shares of the Fund were reclassified as Class Z shares.  The reclassified Class Z shares have the same annual returns as the Class P shares because the shares are invested in the same portfolio of securities and the reclassified Class Z shares have the same expenses as the Fund’s Class P shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2020	32.75%	Worst Quarter:	Q2 2022	-21.96%
Average Annual Total Return as of December 31, 2023
	1 Year	5 Years	Since Inception	Inception Date
Class Z				3/29/18
Return Before Taxes	31.41%	15.05%	12.03%
Return After Taxes on Distributions	31.41%	12.20%	9.53%
Return After Taxes on Distributions and Sale of Fund Shares	18.59%	11.85%	9.38%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.29%	15.69%	12.76%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since March 2018
George Ortega Senior Vice President, Senior Analyst and Portfolio Manager Since January 2024
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.

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Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The minimum initial investment may also be waived for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the family of funds advised by the Manager and for investment advisory clients of the Manager or its affiliates who hold direct accounts.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of each Fund are discussed individually in each Fund’s Summary Section in this Prospectus. Each Fund other than Alger Capital Appreciation Fund, Alger Growth & Income Fund and Alger 35 Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. Other than Alger International Focus Fund, each Fund’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. A Fund will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. A Fund may not achieve its investment objective while in a temporary defensive position.
All of a Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to the differences in charges or expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index. Investors cannot invest directly in any index.
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Russell 1000 Growth Index: measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.
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Russell 2000 Growth Index: measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment.
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Russell 2500 Growth Index: measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market.
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Russell 3000 Healthcare Index: an unmanaged index that measures the performance of those companies in the Russell 3000 Index involved in the medical services or health care field. Also included are companies involved in research, development and production of pharmaceuticals and biotechnology. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization, which represents 99% of the U.S. equity market.
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Russell Midcap Growth Index: measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.
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S&P 500 Index: An index of large company stocks considered to be representative of the U.S. stock market.
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Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA: a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index captures large- and mid-cap representation across developed markets and emerging markets countries, but excluding the United States.
Additional Information About the Funds’ Investment Strategies and Investments
Investment Objectives
Each of Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, and Alger 35 Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

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Principal Investment Strategies
The following are each Fund’s investment process and principal investment strategies. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund’s Statement of Additional Information (“SAI”).
Each Fund invests primarily in equity securities. Each Fund’s investments in equity securities are primarily in common or preferred stocks, but its equity investments may also include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests primarily in companies whose securities are traded on U.S. or foreign exchanges.
Each Fund invests primarily in “growth” stocks. The Funds’ investment manager, Fred Alger Management, LLC (“Alger Management” or the “Manager”), believes that these companies tend to fall into one of two categories:
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High Unit Volume Growth
Vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.
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Positive Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.
Alger Weatherbie Specialized Growth Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser,” where applicable) and Alger International Focus Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser,” where applicable), each an affiliate of the Manager (Weatherbie, Redwood and/or the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Board, the Manager oversees each Sub-Adviser and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of each Sub-Adviser. Weatherbie is primarily responsible for the day-to-day management of Alger Weatherbie Specialized Growth Fund’s portfolio, including purchases and sales of individual securities. Redwood is primarily responsible for the day-to-day management of Alger International Focus Fund’s portfolio, including purchases and sales of individual securities.
Each Fund other than Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Health Sciences Fund, and Alger 35 Fund must take into account a company’s market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.
ESG Integration
Although a Fund does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Manager has sought to integrate ESG considerations into its investment process through the use of both third-party ESG specific information and its own proprietary research. Specifically, with respect to 75% of its assets under management, the Manager evaluates a company’s ESG factors and, based on such factors, may engage with the company to (i) identify drivers of poor ESG metrics; (ii) interview management with key questions about ESG issues; and (iii) evaluate the prospect of positive ESG change within a company. Upon conclusion of this engagement, a report is published to the Manager’s research database to ensure that all portfolio managers have access to the report summarizing the company’s ESG issues, the results of any meeting/interview with the company, an ESG rating of the company and any other relevant factors. The author of each report will meet with portfolio managers as necessary to discuss the ESG report and the impact the report may have on the overall investment view of the company.
The Manager may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. To assist with efforts to incorporate ESG considerations into the investment process, all of the Manager’s investment professionals have access to company-specific ESG reports. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.
ESG characteristics are not the sole considerations when making investment decisions for a Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Fund’s exposure to certain companies or industries and a Fund may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to a Fund’s long-term performance, there is no guarantee that such results will be achieved.

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Principal Risks
This section contains a discussion of the general risks of investing in the Funds. The “Investment Strategies and Policies” section in the SAI also includes more information about the Funds and their investments and the related risks. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Funds involves risks. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical.
Investment Risk
An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by a Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions, if applicable. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on a Fund and its investments.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Small Cap Securities Risk (Alger International Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, and Alger 35 Fund)
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, a Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Mid Cap Securities Risk (Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, and Alger 35 Fund)
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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Small Number of Holdings Risk (Alger International Focus Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, and Alger 35 Fund)
A Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Concentration Risk (Alger Mid Cap Focus Fund, Alger Small Cap Focus Fund, and Alger Health Sciences Fund)
By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because a Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Sector Risk
Each Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make a Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Information Technology Sector Risk – A Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
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Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
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Health Care Sector Risk – A Fund may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
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Industrials Sector Risk – A Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
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Financials Sector Risk – A Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector

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may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
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Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Foreign Securities Risk (Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Health Sciences Fund, and Alger 35 Fund)
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Emerging Market Securities Risk (Alger International Focus Fund)
The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by a Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

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Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Portfolio Turnover (Active Trading) Risk (Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Health Sciences Fund, Alger 35 Fund)
If a Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Income-Producing Securities Risk (Alger Growth & Income Fund)
Companies may cut or fail to declare dividends due to market downturns or other reasons. Additionally, returns from income producing securities may trail returns from the overall stock market. Specific types of securities tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.
Illiquid Investments Risk (Alger Health Sciences Fund)
The Fund may not invest more than 15% of its net assets in “illiquid” investments. Illiquid investments are investments that the Manager reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.
Illiquid investments may include certain restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended, privately placed securities, and repurchase agreements with maturities of greater than seven days. Restricted securities that are determined by the Manager to be liquid are not subject to the 15% limitation.
Privately Placed Securities Risk (Alger Health Sciences Fund)
A private placement is an offering of a company’s securities that is not registered with the SEC and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain privately placed securities at certain times and could make it difficult for the Fund to sell these securities. As a result of the foregoing, investments in private placements can result in substantial or complete losses.
Non-Diversification Risk (Alger 35 Fund)
Alger 35 Fund is a non-diversified investment company. As such, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. This risk is magnified compared to a fund that invests more broadly.
Cash Position Risk
A Fund may hold up to 15% (35% for Alger Growth & Income Fund) of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Manager will determine the amount of a Fund’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent a Fund holds assets in cash and is otherwise uninvested, the ability of a Fund to meet its objective may be limited. If a Fund holds a large cash position, a Fund may under-perform relative to equity securities.

Prospectus 91/123

Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities for temporary defensive reasons. This is to attempt to protect the Fund’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund’s investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive position.

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Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2023) approximately $22.1 billion. The Manager is responsible for providing a continuous investment program for each Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. The Manager also arranges for transfer agency, custody and all other services necessary for each Fund to operate. These advisory responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for approving the advisory contract with respect to each Fund is available in the Funds’ annual report to shareholders for its most recent October 31 fiscal year end. The Funds pay the Manager advisory fees at the below annual rates based on a percentage of average daily net assets.  The actual rate paid as a percentage of average daily net assets, for the fiscal year ended October 31, 2023, is set forth below under the heading “Actual Rate.”
Fund	Annual Fee as a Percentage of Average Daily Net Assets	Actual Rate
Alger Capital Appreciation Fund	.81% for assets up to $2 billion; .65% for assets between $2 billion and $3 billion; .60% for assets between $3 billion and $4 billion; .55% for assets between $4 billion and $5 billion; .45% for assets in excess of $5 billion	.81%
Alger International Focus Fund	.71% for assets up to $1 billion; .60% for assets in excess of $1 billion	.71%
Alger Mid Cap Focus Fund	.70% for assets up to $250 million; .50% for assets in excess of $250 million	.65%
Alger Mid Cap Growth Fund	.76% for assets up to $1 billion; .70% for assets in excess of $1 billion	.76%
Alger Weatherbie Specialized Growth Fund	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion	.81%
Alger Small Cap Growth Fund	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion	.81%
Alger Small Cap Focus Fund	.75%	.75%
Alger Health Sciences Fund	.55%	.55%
Alger Growth & Income Fund	.50%	.50%
Alger 35 Fund	.45%	.45%
The Manager has made contractual commitments to certain of the Funds to waive and/or reimburse such Funds for expenses to the extent necessary to maintain those Funds’ other expenses and any other applicable share class-specific expenses at or below certain levels. The limitations do not apply to custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. Each agreement runs through October 31, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Such waiver/reimbursement arrangements are as follows: Alger Capital Appreciation Fund Class Z shares – 0.04%; Alger International Focus Fund Class I shares – 0.54%; Alger International Focus Fund Class Z shares – 0.13%; Alger Mid Cap Focus Fund Class I shares – 0.58%; Alger Mid Cap Focus Fund Class Y shares – 0.07%; Alger Mid Cap Focus Fund Class Z shares – 0.37%; Alger Mid Cap Growth Fund Class Z shares – 0.23%; Alger Weatherbie Specialized Growth Fund Class Y Shares – 0.07%; Alger Small Cap Growth Fund Class Y Shares – 0.03%; Alger Small Cap Growth Fund Class Z Shares – 0.18%; Alger Small Cap Focus Fund Class Y Shares – 0.10%; Alger Health Sciences Fund Class Z Shares – 0.20%. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Manager if such repayment does not cause a Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Additionally, with respect to Alger 35 Fund, the Manager has agreed to limit expenses other than the advisory fee to 0.10%. This arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses. The agreement is anticipated to remain in effect for the life of the Alger 35 Fund, can only be amended or terminated by

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agreement between the Board and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement.
Sub-Advisers
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
The Manager has engaged Weatherbie, an affiliate of the Manager, to serve as Alger Weatherbie Specialized Growth Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and Weatherbie. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2023, Weatherbie had approximately $2.7 billion in assets under management. The Manager pays a sub-advisory fee to Weatherbie out of its own resources at no additional charge to the Fund. Alger Management and Weatherbie are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, Massachusetts 02458
The Manager has engaged Redwood, an affiliate of the Manager, to serve as Alger International Focus Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and Redwood. Redwood is a registered investment adviser formed in 2004. As of December 31, 2023, Redwood had approximately $1.7 billion in assets under management. The Manager pays a sub-advisory fee to Redwood out of its own resources at no additional charge to the Alger International Focus Fund. Alger Management and Redwood are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Funds
Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Dan C. Chung, CFA Patrick Kelly, CFA Ankur Crawford, Ph.D.	February 2021 September 2004 June 2015 to February 2021; and March 2021 to Present
Alger International Focus Fund	Michael Mufson, CFA Ezra Samet, CFA Donald Smith, CFA	February 2024 February 2024 February 2024
Alger Mid Cap Focus Fund	Amy Y. Zhang, CFA	April 2019
Alger Mid Cap Growth Fund	Dan C. Chung, CFA Brandon A. Geisler	January 2018 August 2022
Alger Weatherbie Specialized Growth Fund	H. George Dai, Ph.D. Joshua D. Bennett, CFA Edward Minn, CFA	March 2017 March 2017 July 2020
Alger Small Cap Growth Fund	Dan C. Chung, CFA Amy Y. Zhang, CFA	January 2016 February 2015
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Sanjiv Talwar, M.D., Ph.D.	October 2005 July 2021
Alger Growth & Income Fund	Gregory S. Adams, CFA	April 2012
Alger 35 Fund	Dan C. Chung, CFA George Ortega	March 2018 January 2024
•
Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.
•
Mr. Bennett is the Chief Operating Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2007.
•
Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
•
Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.
•
Dr. Dai is the Chief Investment Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2001.

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•
Mr. Geisler has been employed by the Manager since 2022. Prior to joining the Manager, Mr. Geisler was a Partner, Managing Director of Research, Portfolio Manager and Senior Securities Analyst at Marsico Capital Management from 2006 to 2022.
•
Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.
•
Mr. Minn is a Senior Managing Director and Portfolio Manager of Weatherbie. He joined Weatherbie in 2013.
•
Mr. Mufson is Co-Founder, Co-Chief Investment Officer and Managing Partner of Redwood. He co-founded Redwood in 2004 and is responsible for the day-to-day management of the firm. Prior to Redwood, he was a managing director for small and large cap strategies at Putnam Investments and was a member of the executive committee. He began his career at Stein Roe & Farnham where he was a research analyst and portfolio manager.
•
Mr. Ortega has been employed by the Manager since 2013. He became a Senior Vice President in 2021, a Senior Analyst in 2022 and a Portfolio Manager in 2024. He served as Associate Analyst from 2016 to 2018, Vice President and Analyst from 2018 to 2021, and Assistant Portfolio Manager from 2021 to 2024.
•
Mr. Samet joined Redwood in 2006 and is a Portfolio Manager and Analyst. Prior to Redwood, he was an associate at Rochester Management Corp., a commercial real estate firm.
•
Mr. Smith joined Redwood in 2018 and is a Portfolio Manager and Analyst. Prior to Redwood, he was co-chief investment officer of global emerging markets at BNP Paribas Asset Management. Prior to BNP, Mr. Smith was the lead portfolio manager on two Turner Investments portfolios.
•
Dr. Talwar has been employed by the Manager since 2021. Prior to joining the Manager, Dr. Talwar was Portfolio Manager, Senior Analyst and Director of Equity Research at Oppenheimer Funds from 2012 to 2021 and Associate Principal at McKinsey & Company from 2006 to 2012.
•
Ms. Zhang has been employed by the Manager since 2015 as a portfolio manager. She became an Executive Vice President in 2020 and was previously Senior Vice President. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Fund’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Fund; preparation of the periodic updating of the Fund’s Registration Statement, including Prospectus and SAI, for the purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund’s investment portfolios and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to each Fund, including the Fund’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Fund; supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the “1940 Act”); preparation of materials for meetings of the Fund’s Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Fund; arranging for the Fund the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Funds’ transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Funds. Each Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class I, Y, and Z Shares.
For more information, please see the Shareholder Information section beginning on page 95.

Prospectus 95/123

Shareholder Information
Distributor
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Although Fred Alger & Company, LLC (the “Distributor”) is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.
Transfer Agent
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Net Asset Value
The value of one share is its net asset value, or “NAV.” Each Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by a Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a class of shares is computed by adding together the value allocable to the class of a Fund’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by a Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by a Fund having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Securities in which a Fund may invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, with assistance from the Valuation Committee, believes to be the fair value of these securities as of the close of the NYSE. The Valuation Designee may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open.
Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to policies and procedures approved by the Board.
The Valuation Designee’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned

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to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Purchasing and Redeeming Fund Shares
Shares of a Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to the Transfer Agent or authorized intermediary, if applicable. If your request is not in good order, the Transfer Agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in each Fund’s SAI, a Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
Each Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund’s procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the “cost basis” of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).
If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.
Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.
Dividends and Distributions and Tax Consequences
Except as noted below, all Funds declare and pay dividends and distributions annually, and expect these payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Shareholders who hold Fund shares in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts. Dividends and distributions may differ among classes of shares of a Fund. Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. If you buy shares when a Fund has declared, but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion of the price back in the form of a taxable dividend. In addition, it may be the case that a significant amount of the securities held by a Fund are held at values above their purchase price. In such cases, the sale of such securities in a Fund, which may be from a portfolio management decision or to meet Fund shareholder redemptions, will generate either long-term or short-term capital gains, which will be distributed and taxable to you as described above if your investment is not in a tax-deferred account. Therefore, a substantial tax liability may arise for a shareholder who invests in a Fund when such conditions exist. The amount of long-term and short-term capital gains are disclosed in a Fund’s most recent annual and semi-annual report. Before investing you may want to consult your tax advisor.
Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.
Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No sales charge will apply to automatically reinvested dividends

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and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.
Regardless of whether you choose to take distributions in cash or reinvest them in a Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone’s tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in a Fund.
Classes of Fund Shares
Alger Mid Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Capital Appreciation Fund, Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C and Z Shares). Alger International Focus Fund offers five classes of shares (A, B, C, I and Z Shares). Each of Alger Mid Cap Focus Fund, Alger Small Cap Focus Fund and Alger Weatherbie Specialized Growth Fund offers five classes of shares (A, C, I, Y, and Z Shares). Alger Small Cap Growth Fund offers five classes of shares (Class A, B, C, Y and Z Shares). Alger 35 Fund offers one class of shares (Z Shares). Class A, B and C Shares are offered in a separate prospectus. Class I, Y and Z Shares are offered in this Prospectus.
The table below summarizes key features of each of the share classes of the Funds offered in this prospectus. The sections below the table cover additional details of each share class, including distribution and/or servicing fees, if any, and waivers of investment minimums.
	Class I	Class Y	Class Z
Availability
Generally available only to
institutional investors.
Also available on brokerage
platforms of firms that have
agreements with the Distributor to
offer such shares solely when
acting as an agent for the
investor.
Generally available only to institutional investors. Available for purchase through financial intermediaries.
Generally available only to
institutional investors.
Available for purchase through
financial intermediaries or directly
from the Fund via:
- Mail: Alger Family of Funds,
c/o UMB Fund Services, Inc.,
P.O. Box 2175, Milwaukee, WI
53201-2175
- Online: www.alger.com
- Telephone: 1 (800) 992-3863

Minimum Investment	None	$500,000	$500,000
Maximum Investment	None	None	None
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.	No.	No.
Distribution and/or Service (12b-1) Fees?	0.25%	None	None
Shareholder Servicing Fee?	None	None	None
Redemption Fees?	No.	No.	No.
Conversion to Class A Shares?	No.	No.	No.
Investors with non-U.S. addresses and intermediary controlled accounts designated as foreign accounts (“Restricted Accounts”) are restricted from investing in the Funds. Existing Restricted Accounts may remain in the Funds, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Funds. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Funds.
The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.
The Distributor may pay all or a portion of the distribution and/or shareholder servicing (12b-1) fees paid by a Fund to a broker-dealer, investment adviser or other financial institution (“Financial Intermediary”) that has entered into an agreement with the Fund. The Distributor may retain for itself a portion of the distribution and/or shareholder servicing (12b-1) fees to the extent that it provides such services to shareholder accounts. Additionally, an investor purchasing shares on a brokerage platform of firms

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that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Investors should contact their Financial Intermediaries directly in order to purchase or redeem Fund shares.
Class I Shares
Class I Shares are generally available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans and other financial institutions, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, IRA platforms, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.
Class I Shares are not subject to a minimum initial investment. Each Fund offering Class I Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class I Shares to pay an annual 0.25% fee out of its assets on an ongoing basis for distribution and/or shareholder services provided to Class I shareholders.
Class Y Shares
Class Y Shares are generally available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds. Class Y Shares are generally subject to a minimum initial investment and a minimum account size requirement of $500,000. Class Y Shares have no distribution and/or shareholder servicing (12b-1) fees. No remuneration is paid by Class Y Shares to financial intermediaries.
The Distributor may waive the minimum initial investment for Class Y Shares of the Funds for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only in the following instances:
•
Retirement plans that hold omnibus or aggregate plan participant positions, for each Fund made available for the plan;
•
Investors in retirement and deferred compensation plans investing through certain financial intermediaries and third-party recordkeepers and/or administrators who have agreements with the Distributor; and
•
Certain financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program.
Class Z Shares
A Fund’s Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.
The Distributor may waive the minimum initial investment of $500,000 for Class Z Shares of the Funds for group employer sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, non-qualified deferred compensation plans and asset-based fee programs and fee-paying clients of a registered investment adviser that hold omnibus positions. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The Distributor may also waive the minimum initial investment for Class Z Shares of the Funds for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the Alger Family of Funds and for investment advisory clients of the Manager or the Sub-Adviser who hold direct accounts.
In addition, there is no minimum initial investment for the following categories of eligible investors:
•
Any current employee of the Manager, the Distributor, or their affiliates, and any of their immediate family members who share the same address.
•
Trustees of the Funds and Directors of Alger Associates, Inc., or its affiliates, and any of their immediate family members who share the same address.

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Class Z Shares have no distribution and/or shareholder servicing (12b-1) fees.
Exchanges
You can exchange shares of a Fund for shares of another fund in the Alger Family of Funds, subject to certain restrictions. Shares of the funds in the Alger Family of Funds can be exchanged or redeemed via telephone under certain circumstances. You should contact your Financial Intermediary to determine if you are able to exchange or redeem shares of the funds in the Alger Family of Funds via telephone. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If an investor purchases shares directly from the Funds and the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.
Other Purchase and Exchange Limitations
If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or “omnibus” account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.
The Funds and their agents reserve the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Fund shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder. In addition, the Fund reserves the right to modify any terms or conditions of purchase of shares of the Fund or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Funds and their agents will not be responsible for any losses you may suffer as a result.
Limitations on Excessive Trading
Each of the Funds, except for Alger International Focus Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund and other circumstances may invite frequent and/or short-term trading by Fund shareholders. If carried out on a large scale, active trading will impose burdens on a Fund’s portfolio managers, interfere with the efficient management of a Fund, increase a Fund’s transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of a Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns.
The Board has adopted policies and procedures that seek to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow, among other things, a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If a Fund rejects your purchase or exchange order or redeems your investment, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.
In an effort to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Board, seeks to, among other things, monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio.
Under these policies and procedures, each Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 90-day calendar period. The following transactions are excluded when making such a determination: (i) transactions associated with systematic investment and withdrawal plans; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that is unable to implement the Fund’s policy.
If, based on a Fund’s policies and procedures, the Manager determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, the Manager, on behalf of the Fund, may place a temporary or permanent block on all further purchases or exchanges of Fund shares or may redeem all of such shareholder’s Fund shares.  Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term

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market timing or other abusive trading practices.  A Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that a Fund will be able to identify and restrict such activity in all cases.  Additionally, it is more difficult for a Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.
As noted above, in certain circumstances a Fund may be subject to frequent trading restrictions of intermediaries that differ from the Fund’s policies and procedures. Such frequent trading restrictions of intermediaries may be more or less restrictive than a Fund’s policies and procedures. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. The Funds do not monitor intermediaries’ frequent trading restrictions.  A Fund reserves the right to prohibit any purchase, sale or exchange of its shares that the Fund believes may be disruptive to the Fund or its long-term investors.
Disclosure of Portfolio Holdings
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. Each Fund, except Alger 35 Fund, makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.  Alger 35 Fund makes publicly available its month-end top 5 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.
Other Information
In Kind Redemptions. A Fund may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Fund owns instead of cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund’s transaction costs and detract from the Fund’s performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.
Other Payments by the Funds. Certain Financial Intermediaries perform networking, sub-transfer agency, sub-accounting, recordkeeping and/or administrative services for their clients that would otherwise be performed by the Transfer Agent. In addition to fees that the Funds may pay to a Financial Intermediary for distribution and/or shareholder servicing (12b-1), and fees the Funds pay to the Transfer Agent, the Distributor, on behalf of a Fund, may enter into agreements with Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for such services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
The Distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. The Distributor also may pay fees related to obtaining data regarding Financial Intermediary or financial advisor activities to assist the Distributor with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to Financial Intermediaries to sell a Fund by educating them about a Fund and helping defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the Financial Intermediary to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the Manager or the Distributor, and all such amounts are paid out of their legitimate profits, and not paid by you or a Fund. As a result, the total expense ratio of a Fund will not be affected by any such payments.
The Distributor does not pay any fees to Financial Intermediaries on Class Y shares.
Additional Compensation. From time to time the Distributor, at its expense from its legitimate profits, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). The Distributor determines whether to make any

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additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.
Redemptions by the Funds. If your account, excluding asset-based fee program accounts and accounts held with certain intermediaries, falls below the minimum initial investment amount of the share class in which you are invested, a Fund may redeem all the Fund shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by investing additional amounts up to the minimum initial investment amount.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account would legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no shareholder initiated activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status. You may also update your contact information through your Alger access account online at www.alger.com.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI  53212-2175.

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Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund’s expenses, including advisory fees and other Fund costs, on each Fund’s total return based on NAV over a 10-year period. The example assumes the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period; and
•
Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund  classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.
Alger Capital Appreciation Fund
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.86%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.14%	8.43%	12.84%	17.43%	22.21%	27.19%	32.36%	37.75%	43.36%	49.19%
End Investment Balance	$10,414	$10,843	$11,284	$11,743	$12,221	$12,719	$13,236	$13,775	$14,336	$14,919
Annual Expense	$88	$94	$103	$107	$111	$116	$121	$126	$131	$136
Alger International Focus Fund
Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.28%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.72%	7.56%	11.52%	15.63%	19.88%	24.29%	28.87%	33.61%	38.53%	43.62%
End Investment Balance	$10,372	$10,756	$11,152	$11,563	$11,988	$12,429	$12,887	$13,361	$13,853	$14,362
Annual Expense	$130	$137	$145	$150	$155	$161	$167	$173	$180	$186

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.88%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.12%	8.37%	12.70%	17.21%	21.90%	26.78%	31.85%	37.12%	42.61%	48.31%
End Investment Balance	$10,412	$10,837	$11,270	$11,721	$12,190	$12,678	$13,185	$13,712	$14,261	$14,831
Annual Expense	$90	$98	$111	$115	$120	$124	$129	$134	$140	$145
Alger Mid Cap Focus Fund
Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.88%	7.91%	12.10%	16.45%	20.96%	25.66%	30.53%	35.60%	40.86%	46.33%
End Investment Balance	$10,388	$10,791	$11,210	$11,645	$12,096	$12,566	$13,053	$13,560	$14,086	$14,633
Annual Expense	$114	$119	$123	$128	$133	$138	$143	$149	$155	$161

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.72%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.28%	8.70%	13.22%	17.93%	22.84%	27.95%	33.27%	38.82%	44.59%	50.61%
End Investment Balance	$10,428	$10,870	$11,322	$11,793	$12,284	$12,795	$13,327	$13,882	$14,459	$15,061
Annual Expense	$74	$81	$93	$97	$101	$105	$110	$114	$119	$124

Prospectus 103/123

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%
End Investment Balance	$10,417	$10,851	$11,304	$11,775	$12,266	$12,778	$13,311	$13,866	$14,444	$15,046
Annual Expense	$85	$88	$92	$96	$100	$104	$108	$113	$117	$122
Alger Mid Cap Growth Fund
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End Investment Balance	$10,404	$10,824	$11,262	$11,717	$12,190	$12,682	$13,195	$13,728	$14,282	$14,859
Annual Expense	$98	$102	$106	$110	$115	$119	$124	$129	$134	$140
Alger Weatherbie Specialized Growth Fund
Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.69%	7.52%	11.48%	15.60%	19.86%	24.29%	28.87%	33.63%	38.56%	43.67%
End Investment Balance	$10,369	$10,752	$11,148	$11,560	$11,986	$12,429	$12,887	$13,363	$13,856	$14,367
Annual Expense	$133	$138	$143	$149	$154	$160	$166	$172	$178	$185

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.89%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.11%	8.36%	12.74%	17.30%	22.04%	26.97%	32.10%	37.43%	42.98%	48.76%
End Investment Balance	$10,411	$10,836	$11,274	$11,730	$12,204	$12,697	$13,210	$13,743	$14,298	$14,876
Annual Expense	$91	$97	$106	$110	$115	$120	$124	$129	$135	$140

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End Investment Balance	$10,404	$10,824	$11,262	$11,717	$12,190	$12,682	$13,195	$13,728	$14,282	$14,859
Annual Expense	$98	$102	$106	$110	$115	$119	$124	$129	$134	$140
Alger Small Cap Growth Fund
Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.85%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.15%	8.42%	12.77%	17.29%	22.00%	26.89%	31.98%	37.27%	42.77%	48.50%
End Investment Balance	$10,415	$10,842	$11,277	$11,729	$12,200	$12,689	$13,198	$13,727	$14,277	$14,850
Annual Expense	$87	$95	$109	$114	$118	$123	$128	$133	$139	$144

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.18%	12.52%	17.03%	21.72%	26.60%	31.68%	36.96%	42.45%	48.17%
End Investment Balance	$10,401	$10,818	$11,252	$11,703	$12,172	$12,660	$13,168	$13,696	$14,245	$14,817
Annual Expense	$101	$105	$109	$114	$118	$123	$128	$133	$138	$144

Prospectus 104/123

Alger Small Cap Focus Fund
Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.76%	7.66%	11.71%	15.91%	20.27%	24.79%	29.48%	34.35%	39.40%	44.64%
End Investment Balance	$10,376	$10,766	$11,171	$11,591	$12,027	$12,479	$12,948	$13,435	$13,940	$14,464
Annual Expense	$126	$131	$136	$141	$146	$152	$158	$164	$170	$176

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.86%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.14%	8.44%	12.88%	17.51%	22.33%	27.35%	32.57%	38.00%	43.66%	49.55%
End Investment Balance	$10,414	$10,844	$11,288	$11,751	$12,233	$12,735	$13,257	$13,800	$14,366	$14,955
Annual Expense	$88	$93	$100	$104	$108	$112	$117	$122	$127	$132

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End Investment Balance	$10,412	$10,841	$11,288	$11,753	$12,237	$12,741	$13,266	$13,813	$14,382	$14,974
Annual Expense	$90	$94	$97	$101	$106	$110	$114	$119	$124	$129
Alger Health Sciences Fund
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.75%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.25%	8.67%	13.26%	18.04%	23.02%	28.21%	33.62%	39.26%	45.13%	51.26%
End Investment Balance	$10,425	$10,867	$11,326	$11,804	$12,302	$12,821	$13,362	$13,926	$14,513	$15,126
Annual Expense	$77	$81	$87	$90	$94	$98	$102	$106	$111	$116
Alger Growth & Income Fund
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.35%	8.89%	13.63%	18.57%	23.73%	29.11%	34.72%	40.59%	46.70%	53.08%
End Investment Balance	$10,435	$10,889	$11,363	$11,857	$12,373	$12,911	$13,472	$14,059	$14,670	$15,308
Annual Expense	$66	$69	$72	$75	$79	$82	$86	$89	$93	$97
Alger 35 Fund
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.45%	9.10%	13.95%	19.02%	24.32%	29.85%	35.63%	41.67%	47.97%	54.56%
End Investment Balance	$10,445	$10,910	$11,395	$11,902	$12,432	$12,985	$13,563	$14,167	$14,797	$15,456
Annual Expense	$56	$59	$61	$64	$67	$70	$73	$76	$80	$83

Prospectus 105/123

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the tables for the fiscal years ended October 31 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available upon request.
The Alger Funds
Alger Capital Appreciation Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$22.16	$41.50	$35.15	$28.06	$26.94
Income from Investment Operations:
Net investment income (loss) (i)	(0.05)	(0.04)	(0.13)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	3.75	(11.89)	11.63	9.32	3.64
Total from investment operations	3.70	(11.93)	11.50	9.29	3.66
Distributions from net realized gains	(0.84)	(7.41)	(5.15)	(2.20)	(2.54)
Net asset value, end of period	$25.02	$22.16	$41.50	$35.15	$28.06
Total return (ii)	17.44%	(34.67)%	35.85%	35.26%	15.69%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$778,215	$949,473	$1,687,179	$1,823,041	$1,409,374
Ratio of gross expenses to average net assets	0.93%	0.86%	0.83%	0.84%	0.87%
Ratio of expense reimbursements to average net assets	(0.07)%	(0.01)%	—	—	—
Ratio of net expenses to average net assets	0.86%	0.85%	0.83%	0.84%	0.87%
Ratio of net investment income (loss) to average net assets	(0.21)%	(0.14)%	(0.34)%	(0.09)%	0.06%
Portfolio turnover rate(iii)	85.55%	108.26%	78.77%	89.91%	77.04%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Prospectus 106/123

The Alger Funds
Alger International Focus Fund Class I	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$15.28	$25.20	$18.72	$15.54	$14.31
Income from Investment Operations:
Net investment income (loss) (i)	(0.02)	(0.08)	(0.10)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.57	(7.87)	6.58	3.93	1.67
Total from investment operations	0.55	(7.95)	6.48	3.91	1.68
Dividends from net investment income	—	—	—	(0.73)	(0.45)
Distributions from net realized gains	—	(1.97)	—	—	—
Net asset value, end of period	$15.83	$15.28	$25.20	$18.72	$15.54
Total return (ii)	3.60%	(34.28)%	34.94%(iii)	25.98%	12.41%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,104	$1,061	$591	$642	$970
Ratio of gross expenses to average net assets	1.32%	1.30%	1.24%	1.34%	1.48%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.05)%	(0.05)%	(0.27)%	(0.36)%
Ratio of net expenses to average net assets	1.28%	1.25%	1.19%	1.07%	1.12%
Ratio of net investment income (loss) to average net assets	(0.12)%	(0.44)%	(0.45)%	(0.10)%	0.06%
Portfolio turnover rate	52.23%	49.36%	75.27%	105.22%	151.99%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger International Focus Fund received a Fair Fund distribution of $159,091, which contributed approximately 0.11% to its annual return.

Prospectus 107/123

The Alger Funds
Alger International Focus Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$15.55	$25.52	$18.90	$15.69	$14.46
Income from Investment Operations:
Net investment income (loss) (i)	0.04	(0.02)	(0.03)	—(ii)	0.05
Net realized and unrealized gain (loss) on investments	0.60	(7.98)	6.65	3.98	1.67
Total from investment operations	0.64	(8.00)	6.62	3.98	1.72
Dividends from net investment income	—	—	—	(0.77)	(0.49)
Distributions from net realized gains	—	(1.97)	—	—	—
Net asset value, end of period	$16.19	$15.55	$25.52	$18.90	$15.69
Total return (iii)	4.12%	(34.03)%	35.34%(iv)	26.23%	12.64%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$34,923	$14,528	$28,264	$12,621	$13,462
Ratio of gross expenses to average net assets	1.00%	0.95%	0.92%	1.02%	1.10%
Ratio of expense reimbursements to average net assets	(0.12)%	(0.09)%	(0.03)%	(0.13)%	(0.21)%
Ratio of net expenses to average net assets	0.88%	0.86%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets	0.21%	(0.13)%	(0.13)%	0.01%	0.36%
Portfolio turnover rate	52.23%	49.36%	75.27%	105.22%	151.99%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Amount was less than $0.005 per share.
(iii)
Does not reflect the effect of sales charges, if applicable.
(iv)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger International Focus Fund received a Fair Fund distribution of $159,091, which contributed approximately 0.11% to its annual return.

Prospectus 108/123

The Alger Funds
Alger Mid Cap Focus Fund Class I	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	From 6/14/19 (commencement of operations) to 10/31/19(i)
Net asset value, beginning of period	$12.14	$23.43	$15.10	$9.70	$10.00
Income from Investment Operations:
Net investment loss (ii)	(0.08)	(0.10)	(0.17)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.72)	(9.13)	8.76	5.54	(0.26)
Total from investment operations	(0.80)	(9.23)	8.59	5.40	(0.30)
Distributions from net realized gains	—	(2.06)	(0.26)	—	—
Net asset value, end of period	$11.34	$12.14	$23.43	$15.10	$9.70
Total return (iii)	(6.59)%	(42.28)%	57.36%	55.35%	(3.00)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$11,512	$62,499	$145,539	$67,796	$2,023
Ratio of gross expenses to average net assets	1.12%	1.01%	0.95%	1.14%	1.91%
Ratio of expense reimbursements to average net assets	—	—	—	(0.03)%	(0.71)%
Ratio of net expenses to average net assets	1.12%	1.01%	0.95%	1.11%	1.20%
Ratio of net investment loss to average net assets	(0.67)%	(0.63)%	(0.85)%	(1.04)%	(0.97)%
Portfolio turnover rate	121.07%	267.86%	250.31%	123.43%	65.50%
(i)
Ratios have been annualized; total return has not been annualized; portfolio turnover is for the five months then ended.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 109/123

The Alger Funds
Alger Mid Cap Focus Fund Class Y	Year ended 10/31/23	Year ended 10/31/22	From 2/26/21 (commencement of operations) to 10/31/21(i)
Net asset value, beginning of period	$12.26	$23.56	$20.65
Income from Investment Operations:
Net investment loss (ii)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.73)	(9.18)	2.99
Total from investment operations	(0.77)	(9.24)	2.91
Distributions from net realized gains	—	(2.06)	—
Net asset value, end of period	$11.49	$12.26	$23.56
Total return (iii)	(6.28)%	(42.07)%	14.09%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$189	$443	$137
Ratio of gross expenses to average net assets	0.84%	0.74%	0.72%
Ratio of expense reimbursements to average net assets	(0.12)%	(0.05)%	(0.02)%
Ratio of net expenses to average net assets	0.72%	0.69%	0.70%
Ratio of net investment loss to average net assets	(0.32)%	(0.44)%	(0.57)%
Portfolio turnover rate	121.07%	267.86%	250.31%
(i)
Ratios have been annualized; total return has not been annualized; portfolio turnover is for the eight months then ended.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 110/123

The Alger Funds
Alger Mid Cap Focus Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	From 6/14/19 (commencement of operations) to 10/31/19(i)
Net asset value, beginning of period	$12.26	$23.57	$15.15	$9.71	$10.00
Income from Investment Operations:
Net investment loss (ii)	(0.06)	(0.05)	(0.12)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.71)	(9.20)	8.80	5.54	(0.26)
Total from investment operations	(0.77)	(9.25)	8.68	5.44	(0.29)
Distributions from net realized gains	—	(2.06)	(0.26)	—	—
Net asset value, end of period	$11.49	$12.26	$23.57	$15.15	$9.71
Total return (iii)	(6.28)%	(42.10)%	57.77%	55.70%	(2.80)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$217,843	$365,976	$795,479	$307,532	$28,230
Ratio of gross expenses to average net assets	0.83%	0.71%	0.68%	0.91%	1.86%
Ratio of expense reimbursements to average net assets	—	—	—	(0.05)%	(0.87)%
Ratio of net expenses to average net assets	0.83%	0.71%	0.68%	0.86%	0.99%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.33)%	(0.58)%	(0.77)%	(0.74)%
Portfolio turnover rate	121.07%	267.86%	250.31%	123.43%	65.50%
(i)
Ratios have been annualized; total return has not been annualized; portfolio turnover is for the five months then ended.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 111/123

The Alger Funds
Alger Mid Cap Growth Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$11.16	$25.78	$19.63	$15.01	$14.27
Income from Investment Operations:
Net investment income (loss) (i)	(0.05)	(0.05)	0.63	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	0.11	(7.92)	7.67	5.89	1.51
Total from investment operations	0.06	(7.97)	8.30	5.82	1.45
Dividends from net investment income	—	(0.52)	—	—	—
Distributions from net realized gains	—	(6.13)	(2.15)	(1.20)	(0.71)
Net asset value, end of period	$11.22	$11.16	$25.78	$19.63	$15.01
Total return (ii)	0.54%	(38.95)%	44.55%(iii)	41.75%	11.27%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$42,274	$30,488	$52,746	$26,804	$17,558
Ratio of gross expenses to average net assets	0.96%	0.93%	0.92%	0.99%	1.03%
Ratio of net expenses to average net assets	0.96%	0.93%	0.92%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets	(0.41)%	(0.37)%	2.75%	(0.46)%	(0.38)%
Portfolio turnover rate	78.35%	204.79%	170.96%	181.73%	182.97%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return.

Prospectus 112/123

The Alger Funds
Alger Weatherbie Specialized Growth Fund Class I	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$11.99	$25.67	$17.94	$13.64	$13.38
Income from Investment Operations:
Net investment loss (i)	(0.10)	(0.14)	(0.23)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.41)	(9.20)	8.93	5.02	1.43
Total from investment operations	(1.51)	(9.34)	8.70	4.86	1.29
Distributions from net realized gains	—	(4.34)	(0.97)	(0.56)	(1.03)
Net asset value, end of period	$10.48	$11.99	$25.67	$17.94	$13.64
Total return (ii)	(12.59)%	(42.02)%	49.81%	36.69%	11.61%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$13,179	$29,612	$77,214	$66,294	$58,615
Ratio of gross expenses to average net assets	1.31%	1.25%	1.19%	1.24%	1.26%
Ratio of net expenses to average net assets	1.31%	1.25%	1.19%	1.24%	1.26%
Ratio of net investment loss to average net assets	(0.88)%	(0.95)%	(1.02)%	(1.07)%	(1.03)%
Portfolio turnover rate	40.32%	55.97%	61.53%	66.84%	64.83%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 113/123

The Alger Funds
Alger Weatherbie Specialized Growth Fund Class Y	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$12.29	$26.12	$18.17	$13.77	$13.44
Income from Investment Operations:
Net investment loss (i)	(0.06)	(0.08)	(0.16)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.44)	(9.41)	9.08	5.07	1.45
Total from investment operations	(1.50)	(9.49)	8.92	4.96	1.36
Distributions from net realized gains	—	(4.34)	(0.97)	(0.56)	(1.03)
Net asset value, end of period	$10.79	$12.29	$26.12	$18.17	$13.77
Total return (ii)	(12.21)%	(41.81)%	50.35%	37.08%	12.12%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$43,625	$47,379	$61,163	$32,702	$12,903
Ratio of gross expenses to average net assets	0.96%	0.91%	0.89%	0.94%	0.97%
Ratio of expense reimbursements to average net assets	(0.07)%	(0.04)%	(0.02)%	(0.07)%	(0.10)%
Ratio of net expenses to average net assets	0.89%	0.87%	0.87%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.47)%	(0.55)%	(0.70)%	(0.69)%	(0.64)%
Portfolio turnover rate	40.32%	55.97%	61.53%	66.84%	64.83%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 114/123

The Alger Funds
Alger Weatherbie Specialized Growth Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$12.73	$26.87	$18.68	$14.15	$13.80
Income from Investment Operations:
Net investment loss (i)	(0.07)	(0.10)	(0.17)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.49)	(9.70)	9.33	5.21	1.48
Total from investment operations	(1.56)	(9.80)	9.16	5.09	1.38
Distributions from net realized gains	—	(4.34)	(0.97)	(0.56)	(1.03)
Net asset value, end of period	$11.17	$12.73	$26.87	$18.68	$14.15
Total return (ii)	(12.25)%	(41.82)%	50.32%	37.00%	11.94%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$339,777	$535,172	$1,277,576	$620,005	$284,393
Ratio of gross expenses to average net assets	0.96%	0.91%	0.88%	0.94%	0.97%
Ratio of net expenses to average net assets	0.96%	0.91%	0.88%	0.94%	0.97%
Ratio of net investment loss to average net assets	(0.54)%	(0.61)%	(0.72)%	(0.76)%	(0.73)%
Portfolio turnover rate	40.32%	55.97%	61.53%	66.84%	64.83%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 115/123

The Alger Funds
Alger Small Cap Growth Fund Class Y	Year ended 10/31/23	From 12/31/21 (commencement of operations) to 10/31/22(i)
Net asset value, beginning of period	$9.31	$13.84
Income from Investment Operations:
Net investment loss (ii)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.91)	(4.49)
Total from investment operations	(0.95)	(4.53)
Net asset value, end of period	$8.36	$9.31
Total return (iii)	(10.20)%	(32.73)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$7,258	$8,050
Ratio of gross expenses to average net assets	0.99%	0.96%
Ratio of expense reimbursements to average net assets	(0.14)%	(0.12)%
Ratio of net expenses to average net assets	0.85%	0.84%
Ratio of net investment loss to average net assets	(0.47)%	(0.44)%
Portfolio turnover rate	30.15%	15.44%
(i)
Ratios have been annualized; total return has not been annualized; portfolio turnover is for the ten months then ended.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 116/123

The Alger Funds
Alger Small Cap Growth Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$9.29	$16.92	$13.10	$9.66	$9.80
Income from Investment Operations:
Net investment loss (i)	(0.05)	(0.08)	(0.02)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.90)	(6.21)	3.91	4.08	0.87
Total from investment operations	(0.95)	(6.29)	3.89	3.98	0.80
Distributions from net realized gains	—	(1.34)	(0.07)	(0.54)	(0.94)
Net asset value, end of period	$8.34	$9.29	$16.92	$13.10	$9.66
Total return (ii)	(10.23)%	(39.66)%	29.66%(iii)	43.38%	10.33%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$138,502	$214,819	$383,748	$179,276	$21,782
Ratio of gross expenses to average net assets	0.99%	0.96%	0.93%	1.00%	1.12%
Ratio of expense reimbursements to average net assets	—	—	—	(0.03)%	(0.13)%
Ratio of net expenses to average net assets	0.99%	0.96%	0.93%	0.97%	0.99%
Ratio of net investment loss to average net assets	(0.59)%	(0.68)%	(0.12)%	(0.81)%	(0.78)%
Portfolio turnover rate	30.15%	15.44%	34.85%	12.67%	17.09%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

Prospectus 117/123

The Alger Funds
Alger Small Cap Focus Fund Class I	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$17.44	$32.61	$26.93	$20.44	$19.34
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.18)	(0.31)	(0.24)	(0.19)
Net realized and unrealized gain (loss) on investments	(2.87)	(13.19)	5.99	7.22	1.44
Total from investment operations	(3.02)	(13.37)	5.68	6.98	1.25
Dividends from net investment income	—	—	—	(0.19)	—
Distributions from net realized gains	—	(1.80)	—	(0.30)	(0.15)
Net asset value, end of period	$14.42	$17.44	$32.61	$26.93	$20.44
Total return (ii)	(17.32)%	(42.77)%	21.09%	34.86%	6.58%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$52,678	$144,513	$421,986	$360,756	$455,937
Ratio of gross expenses to average net assets	1.24%	1.18%	1.14%	1.15%	1.18%
Ratio of net expenses to average net assets	1.24%	1.18%	1.14%	1.15%	1.18%
Ratio of net investment loss to average net assets	(0.91)%	(0.83)%	(0.95)%	(1.04)%	(0.93)%
Portfolio turnover rate	68.04%	37.57%	56.71%	37.49%	48.84%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 118/123

The Alger Funds
Alger Small Cap Focus Fund Class Y	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$17.89	$33.29	$27.41	$20.79	$19.60
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.09)	(0.21)	(0.18)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.95)	(13.51)	6.09	7.36	1.48
Total from investment operations	(3.04)	(13.60)	5.88	7.18	1.34
Dividends from net investment income	—	—	—	(0.26)	—
Distributions from net realized gains	—	(1.80)	—	(0.30)	(0.15)
Net asset value, end of period	$14.85	$17.89	$33.29	$27.41	$20.79
Total return (ii)	(16.99)%	(42.58)%	21.45%	35.32%	6.96%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$136,084	$257,064	$394,801	$266,570	$94,694
Ratio of gross expenses to average net assets	0.90%	0.85%	0.83%	0.84%	0.87%
Ratio of expense reimbursements to average net assets	(0.04)%	—	—	—(iii)	(0.02)%
Ratio of net expenses to average net assets	0.86%	0.85%	0.83%	0.84%	0.85%
Ratio of net investment loss to average net assets	(0.55)%	(0.46)%	(0.65)%	(0.74)%	(0.64)%
Portfolio turnover rate	68.04%	37.57%	56.71%	37.49%	48.84%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Amount was more than (0.005)% per share.

Prospectus 119/123

The Alger Funds
Alger Small Cap Focus Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$17.88	$33.29	$27.41	$20.79	$19.60
Income from Investment Operations:
Net investment loss (i)	(0.10)	(0.10)	(0.21)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.94)	(13.51)	6.09	7.36	1.47
Total from investment operations	(3.04)	(13.61)	5.88	7.18	1.34
Dividends from net investment income	—	—	—	(0.26)	—
Distributions from net realized gains	—	(1.80)	—	(0.30)	(0.15)
Net asset value, end of period	$14.84	$17.88	$33.29	$27.41	$20.79
Total return (ii)	(17.00)%	(42.61)%	21.45%	35.30%	6.96%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,124,448	$2,192,139	$6,195,714	$4,499,832	$2,459,793
Ratio of gross expenses to average net assets	0.88%	0.84%	0.83%	0.85%	0.86%
Ratio of net expenses to average net assets	0.88%	0.84%	0.83%	0.85%	0.86%
Ratio of net investment loss to average net assets	(0.58)%	(0.49)%	(0.65)%	(0.74)%	(0.62)%
Portfolio turnover rate	68.04%	37.57%	56.71%	37.49%	48.84%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

Prospectus 120/123

The Alger Funds
Alger Health Sciences Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$21.24	$37.09	$31.99	$26.69	$28.09
Income from Investment Operations:
Net investment income (loss) (i)	(0.04)	—(ii)	(0.11)	—(ii)	0.01
Net realized and unrealized gain (loss) on investments	(2.57)	(8.85)	8.96	7.25	0.47
Total from investment operations	(2.61)	(8.85)	8.85	7.25	0.48
Dividends from net investment income	—	—	—	(0.04)	—
Distributions from net realized gains	—	(7.00)	(3.75)	(1.91)	(1.88)
Net asset value, end of period	$18.63	$21.24	$37.09	$31.99	$26.69
Total return (iii)	(12.29)%	(27.05)%	29.53%(iv)	28.50%	2.34%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$47,725	$78,928	$184,972	$131,109	$77,023
Ratio of gross expenses to average net assets	0.78%	0.72%	0.68%	0.71%	0.79%
Ratio of expense reimbursements to average net assets	(0.03)%	—	—	—	(0.04)%
Ratio of net expenses to average net assets	0.75%	0.72%	0.68%	0.71%	0.75%
Ratio of net investment income (loss) to average net assets	(0.19)%	0.01%	(0.31)%	(0.01)%	0.02%
Portfolio turnover rate	305.60%	240.89%	152.78%	131.29%	148.78%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Amount was less than $0.005 per share.
(iii)
Does not reflect the effect of sales charges, if applicable.
(iv)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

Prospectus 121/123

The Alger Funds
Alger Growth & Income Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21	Year ended 10/31/20	Year ended 10/31/19
Net asset value, beginning of period	$52.42	$61.84	$43.94	$43.60	$40.81
Income from Investment Operations:
Net investment income (i)	1.03	0.90	0.80	0.86	0.85
Net realized and unrealized gain (loss) on investments	5.10	(7.51)	18.49	1.88	4.56
Total from investment operations	6.13	(6.61)	19.29	2.74	5.41
Dividends from net investment income	(0.97)	(0.74)	(0.72)	(0.82)	(0.77)
Distributions from net realized gains	—	(2.07)	(0.67)	(1.58)	(1.85)
Net asset value, end of period	$57.58	$52.42	$61.84	$43.94	$43.60
Total return (ii)	11.75%	(11.25)%	44.54%	6.39%	14.39%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$168,445	$115,251	$38,021	$21,672	$26,979
Ratio of gross expenses to average net assets	0.65%	0.65%	0.66%	0.73%	0.76%
Ratio of expense reimbursements to average net assets	—	—	—(iii)	(0.04)%	(0.07)%
Ratio of net expenses to average net assets	0.65%	0.65%	0.66%	0.69%	0.69%
Ratio of net investment income to average net assets	1.82%	1.62%	1.45%	2.00%	2.10%
Portfolio turnover rate	4.29%	1.96%	8.40%	9.29%	7.30%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.
(iii)
Amount was less than 0.005%.

Prospectus 122/123

The Alger Funds
Alger 35 Fund Class Z	Year ended 10/31/23	Year ended 10/31/22	Year ended 10/31/21(i)	Year ended 10/31/20(i)	Year ended 10/31/19(i)
Net asset value, beginning of period	$9.55	$21.33	$17.41	$11.61	$10.38
Income from Investment Operations:
Net investment income (loss) (ii)	(0.01)	—(iii)	(0.01)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	0.14	(6.68)	6.95	5.87	1.31
Total from investment operations	0.13	(6.68)	6.94	5.82	1.34
Dividends from net investment income	—(iii)	—	—(iv)	(0.02)	(0.04)
Distributions from net realized gains	—	(5.10)	(3.02)	—	(0.07)
Net asset value, end of period	$9.68	$9.55	$21.33	$17.41	$11.61
Total return (v)	1.38%	(39.09)%	44.27%	50.22%	13.19%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$25,640	$25,976	$44,159	$14,128	$9,094
Ratio of gross expenses to average net assets	0.97%	0.94%	0.92%	2.02%	2.37%
Ratio of expense reimbursements to average net assets	(0.40)%	(0.39)%	(0.52)%	(1.12)%	(1.97)%
Ratio of net expenses to average net assets	0.57%	0.55%	0.40%	0.90%	0.40%
Ratio of net investment income (loss) to average net assets	(0.12)%	0.01%	(0.07)%	0.36%	0.30%
Portfolio turnover rate	412.77%	202.40%	136.61%	121.74%	115.25%
(i)
Class P Shares were reclassified as Class Z Shares on May 7, 2021 and after the close of business on October 29, 2021, Class P-2 Shares were converted to Class Z Shares.
(ii)
Amount was computed based on average shares outstanding during the period.
(iii)
Amount was less than $0.005 per share.
(iv)
Amount was more than $(0.001) per share.
(v)
Does not reflect the effect of sales charges, if applicable.

Prospectus 123/123

For Fund Information:
By Telephone:	(800) 992-3863
By Mail:	Alger Family of Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53212-2175
Online	Text versions of Fund documents can be downloaded from the following sources:
•The Fund: http://www.alger.com
•SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about each Fund and its policies, please read each Fund’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Funds’ toll-free number, at the Funds’ website at www.alger.com or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements. You can receive free copies of these reports by calling the Funds’ toll-free number, at the Funds’ website at www.alger.com or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Fund documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Quarterly Fund Holdings
Each Fund’s most recent month end portfolio holdings are available approximately sixty days after month-end on the Fund’s website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year as an exhibit to Form N-PORT and semi-annually on Form N-CSR. Forms N-PORT and N-CSR are available online on the SEC’s website at www.sec.gov. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.
Alger Electronic Delivery Service
The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds’ website. To sign up for this free service, enroll at www.icsdelivery.com/alger.
Distributor: Fred Alger & Company, LLC
The Alger Funds    SEC File #811-1355
TAF-Instl.

STATEMENT OF ADDITIONAL INFORMATION
March 1, 2024
The Alger Funds
The Alger Funds (the “Trust”) is a Massachusetts business trust, registered with the Securities and Exchange Commission (the “SEC”) as an investment company, that offers interests in the following Funds and classes of shares:

	Class	Ticker Symbol
Alger Capital Appreciation Fund (“Capital Appreciation Fund”)	A C Z	ACAAX ALCCX ACAZX
Alger International Focus Fund (“International Focus Fund”)	A B C I Z	ALGAX AFGPX ALGCX AIGIX ALCZX
Alger Mid Cap Focus Fund (“Mid Cap Focus Fund”)	A C I Y Z	ALOAX ALOCX AFOIX ALOYX AFOZX
Alger Mid Cap Growth Fund (“Mid Cap Growth Fund”)	A B C Z	AMGAX AMCGX AMGCX AMCZX

	Class	Ticker Symbol
Alger Weatherbie Specialized Growth Fund (“Specialized Growth Fund”)	A C I Y Z	ALMAX ALMCX ASIMX ASYMX ASMZX
Alger Small Cap Growth Fund (“Small Cap Growth Fund”)	A B C Y Z	ALSAX ALSCX AGSCX ASCYX ASCZX
Alger Small Cap Focus Fund (“Small Cap Focus Fund”)	A C I Y Z	AOFAX AOFCX AOFIX AOFYX AGOZX
Alger Health Sciences Fund (“Health Sciences Fund”)	A C Z	AHSAX AHSCX AHSZX
Alger Growth & Income Fund (“Growth & Income Fund”)	A C Z	ALBAX ALBCX AGIZX
Alger 35 Fund	Z	ATVPX
Each Fund’s financial statements for the year ended October 31, 2023 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.
This Statement of Additional Information is not a prospectus. It contains additional information about the Funds and supplements information in the Trust’s Prospectuses dated March 1, 2024. It should be read together with the applicable Prospectus, which may be obtained free of charge by writing Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175, by calling (800) 992-3863, or by visiting http://www.alger.com.

Investment Strategies and Policies

Certain Securities and Investment Techniques
The Prospectuses discuss the investment objectives of each series (each, a “Fund” and together, the “Funds”) of The Alger Funds (the “Trust”) and the principal investment strategies to be employed to achieve those objectives. The principal risks related to each Fund’s principal investment strategies are also noted in the Prospectuses. This section of the SAI contains supplemental information concerning all types of securities and other instruments in which a Fund may invest, the investment policies and portfolio strategies that a Fund may utilize (i.e., both principal and non-principal investment strategies) and certain risks attendant to those investments, policies and strategies (i.e., both principal and non-principal risks of investing in the Fund).
All of the Funds seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic exchanges or, in the case of International Focus Fund, in foreign securities, as defined below, or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. All Funds may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements.
In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Growth & Income Fund) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods, explained further below. This amount may be higher than that maintained by other funds with similar investment objectives.
The investment strategies of Fred Alger Management, LLC (“Alger Management” or the “Manager”) utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks in the Funds’ portfolios, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a portfolio and compare that to those, and other variables, offered by other stocks under coverage within Alger Management’s research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Funds’ portfolios by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, having improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the portfolio’s overall objectives. The Funds’ portfolio turnover rates may vary significantly from year to year as a result of the Funds’ investment process.
Alger Weatherbie Specialized Growth Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser,” where applicable) and Alger International Focus Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser,” where applicable), each an affiliate of Alger Management (Weatherbie, Redwood and/or Alger Management, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Trust’s Board of Trustees (the “Board”), Alger Management oversees each Sub-Adviser and evaluates its performance results. Alger Management reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of each Sub-Adviser. Weatherbie is primarily responsible for the day-to-day management of the portfolio of Alger Weatherbie Specialized Growth Fund, including purchases and sales of individual securities. Redwood is primarily responsible for the day-to-day management of the portfolio of Alger International Focus Fund, including purchases and sales of individual securities.
There is no guarantee that a Fund’s investment objective will be achieved.
The Funds will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

A Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund’s securities, with obligations with less than one year to maturity excluded.
Unforeseen Market Events
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting political, social, and economic risks.
These types of events may also cause widespread fear and uncertainty and result in, among other things: quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations, supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; and reductions in consumer demand and economic output. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of a Fund, the Manager, and a Fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects.
In addition, global climate change may have an adverse effect on the value of securities and other assets. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
Common and Preferred Stocks
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has stopped, or is in danger of stopping, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.
Temporary Defensive Investments
When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:
•
high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;

•
commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);
•
short-term debt obligations of corporate issuers, certificates of deposit and bankers’ acceptances of domestic and foreign banks and savings and loan associations; and
•
repurchase agreements.
Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly and are not generally subject to significant fluctuations in principal value, and their value will be less subject to interest rate fluctuation than longer-term debt securities.
Small Capitalization Investments
Certain companies in which a Fund will invest may still be in the developmental stage. Investing in smaller issuers generally involves greater risk than investing in larger, more established issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. Their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
Convertible Securities
Each Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments  and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers’ payment obligations.
U.S. Government Obligations
Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
U.S. Government Agency Securities
U.S. government agency securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Farm Credit System, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.
Bank Obligations
Bank obligations are certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.
The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.
Foreign Bank Obligations
Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards.
Short-Term Corporate Debt Securities
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.
Commercial Paper
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.
Variable Rate Master Demand Notes
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and an issuer, they are not normally traded. Although no active secondary market may exist for these notes, a Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Repurchase Agreements
Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund’s holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Warrants and Rights
Each Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a specified amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.
Restricted and Illiquid Securities
A Fund will not invest more than 15% of its net assets (10% of net assets with respect to International Focus Fund) in “illiquid” investments, which are defined as securities that the Manager reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Each Fund may invest in restricted securities; i.e., securities that are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable.
Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ.
Restricted securities may be illiquid or less liquid. In determining the liquidity of a restricted security, the Manager will, using information obtained after reasonable inquiry, take into account relevant market, trading, and investment-specific considerations. If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Fund could be adversely affected.
Lending of Fund Securities
Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities.
A Fund bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.
Foreign Securities
Each Fund may invest in foreign securities without limit, except that each of Alger Small Cap Growth Fund and Alger Growth & Income Fund may only invest up to 20% of the value of its total assets in foreign securities. Foreign securities are securities issued by companies generally defined by a third party, or in certain circumstances by a Portfolio Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments, or sales, outside the United States. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to a Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.
Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.
These securities will generally be purchased through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
Executive Order on Securities Investments that Finance Communist Chinese Military Companies
As a result of an Executive Order issued by the former President of the United States (the “Order”), effective January 11, 2021, U.S. persons (including the Funds) are prohibited from transacting in certain securities and derivatives of publicly traded securities of any companies designated as a “Communist Chinese military company” (“CCMCs” and collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) unless such transactions are for purposes of divestment. The DOD designated an initial list of CCMCs prior to January 11, 2021 and, along with OFAC, may designate additional CCMCs from time to time. With respect to additional CCMCs, U.S. persons will be prohibited from transacting in CCMC Securities 60 days after such CCMC is designated by the DOD or OFAC, and will have 365 days from such designation date to divest their holdings in those CCMC Securities.
OFAC has published guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.
A Fund’s performance may be adversely impacted by restrictions on its ability to hold CCMC Securities. The extent of any impact will depend on future developments, including a Fund’s ability to buy and sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.

Investing in Europe
Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the “EU”), create risks for investing in the EU. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit, and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
The United Kingdom (the “UK”) left the EU (known as “Brexit”) on January 31, 2020 under the terms of a negotiated departure deal. A transition period, which kept most pre-departure arrangements in place, ended on December 31, 2020, and the UK entered into a new trading relationship with the EU under the terms of the EU-UK Trade and Cooperation Agreement (“TCA”) which reflected the long-term, post-transition landscape. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of the United Kingdom's withdrawal from the European Union. Significant economic and regulatory uncertainty caused by the UK's exit from the EU has resulted in volatile markets for the UK and broader international financial markets. While the long-term effects of Brexit remain unclear, in the short term, financial markets may experience, among other things, greater volatility and/or illiquidity, currency fluctuations, and a decline in cross-border investment between the UK and the EU. The effects of Brexit are also being shaped by new trade deals that the UK is negotiating with several other countries, including the United States. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replicate or replace. The impact of Brexit, and these new trade agreements, on the UK and in global markets as well as any associated adverse consequences remains unclear, and the uncertainty may have a negative effect on the value of a Fund's investments.
In addition, Russia launched a large-scale invasion of Ukraine in February 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of a Fund’s investments.
It is not possible to ascertain the precise impact these events may have on a Fund or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for a Fund and its investments. Whether or not a Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investment.
Emerging Markets Investments
A Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Unless otherwise provided in a Fund’s Prospectuses, a country with an emerging capital market is any country that is (i) generally recognized to be an emerging market country by the international financial community, such as the International Finance Corporation, or determined by the World Bank to have a low, middle or middle upper income economy; (ii) classified by the United Nations or its authorities to be developing; and/or (iii) included in a broad-based index that is generally representative of emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in market illiquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid than, and more volatile than, those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries’ currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected. If a Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased, and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Foreign Debt Securities
The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries’ fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country’s economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.
The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
Foreign government securities also include debt securities of “quasi-governmental agencies” and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.
Derivative Transactions
General
Each Fund may invest in, or enter into, derivatives for a variety of reasons in accordance with its fundamental investment restrictions and investment strategies, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments a Fund may use, depending on its fundamental investment restrictions, include, but are not limited to options contracts, futures contracts, options on futures contracts and swaps. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. The Manager, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by a Fund will succeed.
Regulation of Derivatives
Rule 18f-4 (“Rule 18f-4”) under the Investment Company Act of 1940, as amended (the “1940 Act”) regulates the use by registered investment companies of derivatives transactions. Under Rule 18f-4, derivatives transactions include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as derivatives transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm commitments) and non-standard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed Settlement Securities Provision”). Rule 18f-4 requires, among other things, that certain entities adopt a derivatives risk management program, appoint a derivatives risk manager, comply with limitations on leverage-related risk based on a “value-at-risk” test and update reporting and disclosure procedures. Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a “limited derivatives user,” which is any fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks. As of the date of this SAI, each Fund qualifies, and is anticipated to continue to qualify, as a limited derivatives user under Rule 18f-4.
The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Manager has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate the over-the-counter (“OTC”) derivatives markets for the first time. While the CFTC and other U.S. regulators have adopted many of the required Dodd-Frank regulations, certain regulations have only recently become effective and other regulations remain to be adopted. The full impact of Dodd-Frank on each Fund remains uncertain.
OTC derivatives dealers are now required to register with the CFTC as “swap dealers” and with the SEC as “security-based swap dealers.” Registered swap dealers are subject to various regulatory requirements, including, but not limited to, margin, recordkeeping, reporting, transparency, position limits, limitations on conflicts of interest, business conduct standards, minimum capital requirements and other regulatory requirements.
OTC derivatives trades submitted for clearing are subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as margin requirements mandated by the CFTC, SEC and/or federal prudential regulators. In addition, futures commission merchants (“FCMs”), who act as clearing members on behalf of customers for cleared OTC derivatives and futures contracts, also have discretion to increase a Fund’s margin requirements for these transactions beyond any regulatory and clearinghouse minimums subject to any restrictions on such discretion in the documentation between the FCM and the customer. These regulatory requirements may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions, potentially rendering certain investment strategies impossible or not economically feasible. If a Fund decides to execute and clear cleared OTC derivatives and/or futures contracts through execution facilities, exchanges or clearinghouses, either indirectly through an executing broker, clearing member FCM or as a direct member, a Fund would be required to comply with the rules of the execution facility, exchange or clearinghouse and other applicable law.
With respect to cleared OTC derivatives and futures contracts and options on futures, a Fund will not face a clearinghouse directly but rather will do so through a FCM that is registered with the CFTC and/or SEC and that acts as a clearing member. A Fund may face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse simultaneously with a customer’s failure to meet its obligations to the clearing member. Clearing member FCMs are required to post initial margin to the clearinghouses through which they clear their customers’ cleared OTC derivatives and futures contracts, instead of using such initial margin in their businesses, as was widely permitted before Dodd-Frank. While an FCM may require its customer to post initial margin in excess of clearinghouse requirements, and certain clearinghouses may share a portion of their earnings on initial margin with their clearing members, some portion of the initial margin that is passed through to the clearinghouse does not generate earnings for the FCM. The inability of FCMs to earn the same levels of returns on initial margin for cleared OTC derivatives as they could earn with respect to non-cleared OTC derivatives may cause FCMs to charge higher fees, or provide less favorable pricing on cleared OTC derivatives than swap dealers will provide for non-cleared OTC derivatives. Furthermore, customers, including a Fund, are subject to additional fees payable to FCMs with respect to cleared OTC derivatives, which may raise the cost a Fund of clearing as compared to trading non-cleared OTC derivatives bilaterally.
The CFTC and the U.S. commodities exchanges impose limits on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on U.S. commodities exchanges. For example, the CFTC has historically imposed speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. A Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to a Fund.

New regulations and the resulting increased costs and regulatory oversight requirements may result in market participants being required or deciding to limit their trading activities, which could lead to decreased market liquidity and increased market volatility. In addition, transaction costs incurred by market participants are likely to be higher due to the increased costs of compliance with the new regulations. These consequences could adversely affect a Fund’s returns.
Risks of Derivative Transactions
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.
If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
Short Sales
Each Fund may sell securities “short against the box.” While a short sale is the sale of a security the Fund does not own, it is “against the box” if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.
Additionally, each Fund, except International Focus Fund, may enter into short sales that are not “against the box”. Short sales that are not “against the box” are also known as naked short sales, meaning a Fund does not own the securities against which the short sale was entered, exposing a Fund to unlimited risk. In order to engage in a short sale, a Fund arranges with a broker to borrow the security being sold short. A Fund must deposit collateral, consisting of cash or marketable securities, with the broker to secure a Fund’s obligation to replace the security. In addition, a Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, a Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, a Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, a Fund will experience a gain to the extent the difference in price is greater than these costs.
Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements. Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present. In accordance with Rule 18f-4, each Fund considers short sales to be derivatives.
Reverse Repurchase Agreements
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, a Fund would assume the role of seller/borrower in the transaction. A Fund will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities. A Fund’s use of reverse repurchase agreements is governed in accordance with the requirements of Rule 18f-4.

Options
(all Funds except International Focus Fund)
Each Fund may purchase put and call options and write (i.e., sell) put and call options on individual securities, baskets of securities, securities indexes, or particular measurements of value or rates, such as an index of the price of treasury securities or an index representative of short-term interest rates to increase gains or to hedge against the risk of unfavorable price movements. A Fund may make such investments on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but are subject to greater credit risk. OTC options also involve greater illiquidity risk.
A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.
A Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A call option written by a Fund on a security is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.
A Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.
A Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, when such put options are covered. A put option is “covered” if a Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
A Fund may also write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited cash collateral equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.
If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if a Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires.
A Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.
An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that a Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If a Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.
In addition to options on securities, a Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a Fund is obligated, in return for the premium received, to make delivery of this amount. A Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless the Manager is satisfied with the development, depth and liquidity of the market and the Manager believes the options can be closed out.
Price movements in a Fund’s securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of the Manager to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the Manager might be forced to liquidate Fund securities to meet settlement obligations.
Although the Manager will attempt to take appropriate measures to minimize the risks relating to any trading by a Fund in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.
Futures
(all Funds Except International Focus Fund)
A Fund may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These practices are deemed to be speculative and may cause the net asset value of a Fund to be more volatile than the net asset value of a fund that does not engage in these activities.

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. Transaction costs also are included in these calculations.
Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of a Fund’s net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the fund to substantial losses.
Successful use of futures by a Fund also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, a Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.
Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or a Fund could incur losses as a result of those changes. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.
A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities.
If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, a Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities.

Such “over hedging” or “under hedging” may adversely affect a Fund’s net investment results if market movements are not as anticipated when the hedge is established.
An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in a Fund’s securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.
A Fund’s use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC (see “Regulation of Derivatives” above) and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.
A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.
Foreign Currency Transactions
(all Funds except International Focus Fund)
Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security a Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities a Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. The currency exposure of a Fund’s portfolio typically will be unhedged to the U.S. dollar.
Foreign currency transactions may involve, for example, a Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve a Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency a Fund contracted to receive. A Fund’s success in these transactions may depend on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

Swap Transactions
(all Funds except International Focus Fund)
Each Fund may engage in swap transactions, including currency swaps (discussed above under “Foreign Currency Transactions”), index swaps and total return swaps. A Fund may enter into swaps for both hedging purposes and to seek to increase total return. A Fund also may enter into options on swap agreements, sometimes called “swaptions.”
Swap agreements are two-party OTC contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.
Most swap agreements entered into by a Fund are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.
Total Return Swaps: In a total return or “equity” swap agreement, one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying reference asset of a total return swap may include an individual security, a basket of securities, an equity index, loans or bonds. Total return swaps on an individual security, basket of securities or securities indices may sometimes be referred to as “contracts for difference.” Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Upon entering into a total return swap, a Fund is required to deposit initial margin but the parties do not exchange the notional amount. As a result, total return swaps may effectively add leverage to a Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.
Options on Swaps (“Swaptions”): A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
With respect to uncleared swaps, swap dealers are required to collect variation margin from a Fund and may be required by applicable regulations to collect initial margin from a Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations.
The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of a

Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
A Fund will enter into swap agreements only when the Manager believe it would be in the best interests of the Fund to do so. In addition, a Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Fund’s repurchase agreement guidelines).
Firm Commitment Agreements and When-Issued Purchases
Firm commitment agreements and “when-issued” purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. Rule 18f-4 permits a Fund to enter into firm commitment agreements and when-issued purchases, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the transaction meets the Delayed-Settlement Securities Provision. If a firm commitment agreement or when-issued purchase does not satisfy the Delayed-Settlement Securities Provision, it will be treated as a derivative transaction under Rule 18f-4.
Combined Transactions
A Fund may enter into multiple derivatives transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, swaps, structured notes and any combination of futures, options, swaps, currency and interest rate transactions (“component transactions”), to the extent permissible under its fundamental investment restrictions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
Crypto Assets
Crypto assets (also referred to as “digital assets”) are assets that exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. Crypto assets are an emerging asset class. There are thousands of crypto assets, the most well-known of which is bitcoin. A Fund will not invest directly in crypto assets. To the extent consistent with its fundamental investment restrictions, a Fund may invest in (i) issuers who have begun to accept crypto assets for payment of services, use crypto assets as reserve assets or invest in crypto assets, (ii) securities of issuers which provide crypto asset-related services, (iii) futures contracts based on c crypto assets, (iv) investment vehicles that invest directly in crypto assets, or (v) investment vehicles, such as exchange-traded funds (“ETFs”), that have indirect exposure to crypto assets by investing in the foregoing.
Crypto assets are not backed by any government, corporation, or other identified body. Rather, the value of a crypto asset is determined by other factors, such as the perceived future prospects or the supply and demand for such crypto asset in the global market for the trading of crypto assets. Such trading markets are generally unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and currencies. The value of a crypto asset may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other crypto assets. An issuer that owns crypto assets may experience custody issues, and may lose its crypto asset holdings through theft, hacking, and technical glitches in the applicable blockchain. A Fund may experience losses as a result of the decline in value of its securities of issuers that own crypto assets or which provide crypto asset-related services. If an issuer that owns crypto assets intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of crypto assets include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of crypto assets and other digital assets; the developing regulatory environment relating to crypto assets, including the characterization of crypto assets as currencies, commodities, or securities, the tax treatment of crypto assets, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, crypto asset networks and the exchanges on which crypto assets trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a crypto asset; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.
Borrowing
Each Fund may borrow from banks for temporary or emergency purposes. In addition, each Fund, excluding International Focus Fund, may borrow money from banks to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of a Fund’s shares will decrease faster than would otherwise be the case. In accordance with the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of its borrowings. Maintaining asset coverage of 300% means that a Fund’s liabilities may comprise up to a third of its assets. For example, if a Fund had $100 in total assets, and the Fund borrowed $50, the Fund’s total assets would be $150, and its liabilities would be $50. A Fund would have 300% asset coverage. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Interfund Loans
The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, a Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and a Fund may borrow in an amount up to 10% of its net assets from other funds. If a Fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds. The ability of the Fund to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Board is responsible for overseeing the Trust’s participation in the interfund lending program.
Exchange-Traded Funds
(all Funds except International Focus Fund)
To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in ETFs, which are typically open-end funds or unit investment trusts whose shares are listed on a national stock exchange.
Investments in ETFs subject a Fund to the risks of the ETF, as well as the risks of the ETF’s portfolio securities. In addition, the values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility.
Shares of ETFs may at times be acquired at market prices representing premiums to their net asset values (“NAVs”). In addition, ETFs held by a Fund could trade at a discount from NAV, and such discount could increase while the Fund holds the shares. If the market price of shares of an ETF decreases below the price that a Fund paid for the shares and the Fund were to sell its shares of such ETF at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.
In addition, if a Fund acquires shares in ETFs, including affiliated ETFs, shareholders would bear both their proportionate share of expenses in a Fund and, indirectly, the expenses of such ETF. Such expenses, both at the Fund level and acquired ETF level, would include management and advisory fees, unless such fees have been waived by the Manager. Please see your Fund’s Prospectuses to determine whether any such management and advisory fees have been waived by the Manager.
Master Limited Partnerships
Each Fund may invest in master limited partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the partnership’s operations and management. The Funds may purchase publicly traded common units issued to limited partners of MLPs. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax; rather, its income, gain or losses pass through to common unitholders. The value of an MLP generally fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments held by MLPs may be relatively illiquid, and MLPs themselves may trade infrequently and in limited volume. MLPs involve the risks related to their underlying assets, and risks associated with pooled investment vehicles.
Initial Public Offerings (“IPOs”)
The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. IPOs have the potential to produce substantial gains. There is no assurance that a Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.
Venture Capital and Private Equity Investments
A Fund may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments, including private investments in public equities (“PIPEs”). To capitalize on such opportunities, the Fund may invest in venture capital or private equity funds, direct private equity investments, PIPEs, and other investments that the Manager determines to have limited liquidity (“Special Investment Opportunities”). Special Investment Opportunities involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. There may be no trading market for Special Investment Opportunities, and the sale or transfer of such securities may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an IPO or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. Some Special Investment Opportunities in which a Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such Special Investment Opportunities may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. A Fund can offer no assurance that the marketing efforts of any particular Special Investment Opportunity will be successful or that its business will succeed. Positions in Special Investment Opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, a Fund that holds such positions may be required to do so for several years, if not longer, regardless of adverse price movements. Investment in Special Investment Opportunities may cause a Fund to be less liquid than would otherwise be the case.
With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.
Real Estate Investment Trusts (“REITs”)
A Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.
REITs are subject to management fees and other expenses, and a Fund will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of a Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Ordinary REIT dividends received by a Fund and distributed to the Fund’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.
Cyber Security Risk
With the increasing use of the internet and technology in connection with Fund operations, the Funds and their service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, “denial of service” attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Funds and their service providers use to service Fund operations, and operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber security breaches affecting a Fund or any of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in financial losses or the inability of Fund shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management programs designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Funds invest are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Funds or their service providers, or the issuers of the securities in which the Funds invest, will not suffer losses relating to cyber security breaches in the future. In addition, the Funds have no control over the cybersecurity protections established by their service providers or third-party vendors. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.
London Interbank Offered Rate (“LIBOR”) Replacement and Other Reference Rates
LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Effective June 30, 2023, the regulatory authority that oversees financial services firms and financial markets in the UK stopped compelling or inducing banks to submit LIBOR rates. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate ("SOFR"), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate.
On March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (the "LIBOR Act") was signed into law in the United States, which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the UK Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.
The Funds have either (i) added provisions to their contracts to fall back to SOFR following the discontinuation of U.S. dollar LIBOR rates, or (ii) will fall back to either SOFR pursuant to the LIBOR Act for U.S. contracts or a synthetic LIBOR rate for non-U.S. contracts. However, there is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability. This, in turn, may affect the value or liquidity or return on certain Fund investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., European Interbank Offer Rate (“EURIBOR”) or Sterling Overnight Interbank Average Rate (“SONIA”)) and other indexes, rates and values that may be used as "benchmarks" and are the subject of recent regulatory reform. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds.
Investment Restrictions
The investment restrictions numbered 1 through 8 below have been adopted by the Trust with respect to each of the Funds other than International Focus Fund as fundamental policies. Under the 1940 Act, a “fundamental” policy may not be changed without the vote of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. Other than International Focus Fund, each of the Funds’ investment objectives is a non-fundamental policy, which may be changed by the Board at any time. For each Fund:
1. Except as otherwise permitted by the 1940 Act (which currently limits borrowing to no more than 33 1∕3% of the value of the Fund’s total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.
2. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.
3. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.
4. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.
5. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.
6. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

7. All Funds except Health Sciences Fund, Mid Cap Focus Fund and Small Cap Focus Fund:
Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.
Health Sciences Fund:
Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC; and provided that the Fund will invest in the securities of issuers in the health sciences sector, and the group of industries that make up the health sciences sector, without limit, as contemplated by its investment strategy.
Mid Cap Focus Fund:
Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except that this limitation will not be applicable to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC, and provided that the Fund will invest at least 25% of its total assets in the following group of industries: Health Care Equipment & Supplies, Health Care Technology, Biotechnology, Life Sciences Tools & Services, and/or Software, as defined by third party sources.
Small Cap Focus Fund:
Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except that this limitation will not be applicable to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC, and provided that the Fund will invest at least 25% of its total assets in technology companies focused in the fields of medicine and information. For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment.
8.  All Funds except Alger 35 Fund:
Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction applies only with respect to 75% of the Fund’s total assets).
The investment policies adopted by the Trust prohibit International Focus Fund, except as otherwise noted, from:
1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund’s total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Fund’s total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the outstanding voting securities of any one issuer or more than 10 percent of the outstanding voting securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.
3. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities “short against the box.”
4. Borrowing money, except that the Fund may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed five percent of the value of the Fund’s total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300 percent with respect to all borrowings.
5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund’s total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.
6. Issuing senior securities, except in connection with borrowings permitted under restriction 4.
7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act by virtue of disposing of portfolio securities.
8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.
9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.
10. Purchasing any securities that would cause more than 25 percent of the value of the Fund’s total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.
11. Investing in commodities.
12. Investing more than 10 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
13. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.
Notations Regarding the Investment Restrictions
The following notations are not considered to be part of a Fund’s fundamental investment restrictions and are subject to change without shareholder approval.
Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds’ other investment policies apply at the time of purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund’s assets will not constitute a violation of the restriction. With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1∕3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund shall take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.
For purposes of Investment Restriction No. 7 with respect to the Funds, except International Focus Fund, and for purposes of Investment Restriction No. 10 with respect to International Focus Fund, subject to applicable law and except as may be stated otherwise, each Fund considers any single industry to also include a particular group of related industries.

Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Fund are made by the Manager, which also is responsible for placing these transactions, subject to the overall review of the Board. Although investment requirements for each Fund are reviewed independently from those of the other accounts or funds managed by the Manager, investments of the type the Funds may make may also be made by these other accounts or funds. When a Fund and one or more other funds or other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.
Transactions in equity securities are in most cases effected on U.S. and foreign stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In the Manager’s view, companies continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management’s philosophy to pursue each Fund’s investment objective by managing these Funds actively, which may result in high portfolio turnover. The portfolio turnover rate for each Fund is included in the Fund’s Summary Prospectus as well as the financial highlights section of the Fund’s Prospectus. Increased portfolio turnover will have the effect of increasing a Fund’s brokerage and custodial expenses.
To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Board has determined that  Fund portfolio transactions may be executed through Fred Alger & Company, LLC (“Alger LLC” or the “Distributor”), a registered broker-dealer, if, in the judgment of the Manager, the use of Alger LLC is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger LLC charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.
In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Manager seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Manager will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Manager is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which the Manager or its affiliates exercise investment discretion to the extent permitted by law. The Manager’s fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research services. The Board periodically reviews the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds.

The commissions paid to Alger LLC during the fiscal years ended October 31, 2021, 2022, and 2023 are listed in the table below. Neither Alger LLC nor its affiliates engage in principal transactions with the Funds and, accordingly, receive no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.
	Broker Commissions Paid for 2021
		Paid to Alger LLC			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger LLC	% of Brokerage Commissions Paid to Alger LLC	% of Dollar Amount of Transactions Effected through Alger LLC	Value of Transactions	Commissions
Capital Appreciation Fund	$1,775,325	$313,010	18%	14%	$1,590,940,985	$529,603
International Focus Fund	470,619	-	0%	0%	-	-
Mid Cap Growth Fund	465,342	82,380	18%	20%	194,963,401	107,138
Mid Cap Focus Fund	1,745,744	271,423	16%	16%	512,220,643	395,381
Specialized Growth Fund	1,004,748	-	0%	0%	706,114,957	393,917
Small Cap Growth Fund	319,727	51,412	16%	16%	96,306,331	69,974
Small Cap Focus Fund	4,111,699	562,826	14%	16%	1,940,482,297	1,196,012
Health Sciences Fund	716,576	75,124	10%	17%	191,168,477	181,652
Growth & Income Fund	9,372	-	0%	0%	3,165,354	1,149
Alger 35	28,928	8,041	28%	27%	4,342,730	2,755
	$10,648,080	$1,364,216	13%	14%	$5,239,705,175	$2,877,581

	Broker Commissions Paid for 2022
		Paid to Alger LLC			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger LLC	% of Brokerage Commissions Paid to Alger LLC	% of Dollar Amount of Transactions Effected through Alger LLC	Value of Transactions	Commissions
Capital Appreciation Fund	$1,779,110	$255,413	14%	14%	$698,810,420	$303,264
International Focus Fund	258,588	300	0%	0%	-	-
Mid Cap Focus Fund	1,439,667	195,114	14%	17%	573,972,609	386,864
Mid Cap Growth Fund	416,723	77,465	19%	20%	210,861,281	91,639
Enduring Growth Fund*	2,181	-	0%	0%	-	-
Specialized Growth Fund	2,144,853	-	0%	0%	174,020,528	171,236
Small Cap Growth Fund	131,577	15,989	12%	14%	50,403,380	55,639
Small Cap Focus Fund	2,944,853	389,927	13%	14%	1,389,829,625	995,073
Health Sciences Fund	876,879	127,351	15%	21%	67,475,003	103,002
Growth & Income Fund	35,669	2,116	6%	4%	12,245,423	3,477
Alger 35	59,804	12,239	20%	23%	5,311,224	3,793
	$10,089,904	$1,075,914	11%	14%	$3,182,929,493	$2,113,987

	Broker Commissions Paid for 2023
		Paid to Alger LLC			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger LLC	% of Brokerage Commissions Paid to Alger LLC	% of Dollar Amount of Transactions Effected through Alger LLC	Value of Transactions	Commissions
Capital Appreciation Fund	$1,155,812	$233,685	20%	17%	$910,260,058	$391,586
International Focus Fund	267,360	14,698	5%	4%	3,425,663	2,539
Mid Cap Focus Fund	505,076	126,270	25%	22%	271,739,030	155,018
Mid Cap Growth Fund	117,149	11,464	10%	6%	85,863,850	35,752
Specialized Growth Fund	602,776	-	0%	0%	183,556,682	163,486
Small Cap Growth Fund	269,470	75,252	28%	20%	68,308,097	74,553
Small Cap Focus Fund	2,925,744	273,713	9%	11%	1,281,214,492	1,190,181
Health Sciences Fund	635,693	98,068	15%	14%	253,256,521	164,655
Growth & Income Fund	24,463	556	2%	1%	10,456,456	3,282
Alger 35	141,455	25,185	18%	12%	67,631,716	45,241
	$6,644,998	$858,891	13%	13%	$3,135,712,565	$2,226,293

* Alger Weatherbie Enduring Growth Fund began operations on December 17, 2021 and was liquidated on April 21, 2023.
The decrease in brokerage commissions paid by the Mid Cap Focus Fund, Mid Cap Growth Fund, Specialized Growth Fund, and Small Cap Focus Fund in the fiscal year ended October 31, 2023 when compared to the prior fiscal years was primarily a result of an overall decrease in brokerage commissions across the industry during the year. The increase in brokerage commissions paid by the Alger 35 Fund in the fiscal year ended October 31, 2023 when compared to the prior fiscal years was primarily a result of significant asset flows into and out of the Fund.
As of October 31, 2023, Capital Appreciation Fund, Mid Cap Focus Fund, Mid Cap Growth Fund, Specialized Growth Fund, Small Cap Growth Fund, Small Cap Focus Fund, Health Sciences Fund, and Alger 35 Fund did not hold securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act). As of October 31, 2023, Growth & Income Fund and International Focus Fund held securities of their regular brokers or dealers as follows:
Growth & Income Fund	Dollar Value of Securities Owned
Bank of America Corp.	$3,135,830
Morgan Stanley	$5,441,455
JP Morgan Chase & Co.	$9,040,151

International Focus Fund	Dollar Value of Securities Owned
Banco BTG Pactual SA	$2,231,370
Portfolio Turnover
Each of the Mid Cap Focus Fund, Mid Cap Growth Fund, Health Sciences Fund and Alger 35 Fund experienced significant variation in their portfolio turnover rates in the fiscal year ended October 31, 2023 when compared to the prior fiscal years. The portfolio turnover rate of the Mid Cap Focus Fund decreased to 121.07% during the fiscal year ended October 31, 2023 from 267.86% during the fiscal year ended October 31, 2022 and 250.31% during the fiscal year ended October 31, 2021. The significant variation in the Mid Cap Focus Fund’s portfolio turnover rate in 2023 was primarily a result of market activity. The portfolio turnover rate of the Mid Cap Growth Fund was 78.35% during the fiscal year ended October 31, 2023 compared to 204.79 % during the fiscal year ended October 31, 2022 and 170.96% during the fiscal year ended October 31, 2021. The significant variation in the Mid Cap Growth Fund’s portfolio turnover rate in 2023 was primarily a result of the changes to the Fund’s portfolio management team. The portfolio turnover rate of the Health Sciences Fund increased to 305.60% during the fiscal year ended October 31, 2023 from to 240.89% during the fiscal year ended October 31, 2022 and 152.78% during the fiscal year ended October 31, 2021. The significant variation in the Health Sciences Fund’s portfolio turnover rate in 2023 was primarily a result of the changes to the Fund’s portfolio management team. The portfolio turnover rate of the Alger 35 Fund increased to

412.77% during the fiscal year ended October 31, 2023 from to 202.40% during the fiscal year ended October 31, 2022 and 136.61% during the fiscal year ended October 31, 2021. The significant variation in the Alger 35 Fund’s portfolio turnover rate in 2023 was primarily a result of position sizing.
Disclosure of Portfolio Holdings
The Board has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters as an exhibit to their regulatory filings on Form N-PORT. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’ fiscal quarter.
In addition, the Funds make publicly available their respective month-end top 10 holdings (top 5 holdings with respect to Alger 35 Fund) with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds’ Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of a Fund portfolio versus an index (such as P/E (or price to book) ratio), EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.
Each Fund provides its portfolio holdings on a daily basis, with no lag, to each of Abel Noser, Bloomberg, Factset, Security Class Action Services, LLC, and William O’Neil + Co. Inc. Each Fund has ongoing arrangements to provide its portfolio holdings to each of Callan Associates, Epiq eDiscovery Solutions, Inc., Equest, eVestment Alliance, LLC, Fascet LLC, ICE Data Services, InsiderScore, Mercer Investment Consulting, Morningstar, Oppenheimer, PSN, S&P Global Inc., RBC Capital Markets, Refinitiv US LLC, Renaissance Macro, Seismic, Synergy Capital Management, Vantagepoint Investment Management, Inc., and Wilshire. Neither a Fund nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in one or more Funds and may therefore be subject to fees applicable to all shareholders. Alger Management also manages accounts for individuals and institutions. Holders of these accounts may own many of the same securities as a Fund, and therefore may be generally aware of the portfolio holdings of a Fund.

Net Asset Value

The price of one share of a class is based on its net asset value or “NAV.” The NAV is computed by adding the value of a Fund’s investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. The NAV of a share of a given class may differ from that of one or more other classes of a Fund. NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open.
Purchases of shares will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.
The NYSE is generally open on each Monday through Friday, except New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
The assets of a Fund are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at a price within the bid and asked price or the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued may be used. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by Alger Management, as the Board’s valuation designee.
Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of these markets (generally foreign markets) and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the Manager, pursuant to policies established by the Board, believes to be fair values of these securities as of the close of the NYSE. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.
The valuation of money market instruments with maturities of 60 days or less held by a Fund is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.
Classes of Shares

The classes of shares offered by each Fund are listed on the cover page of this Statement of Additional Information. Class I, Class Y and Class Z Shares are generally offered only to institutional investors. Class Z Shares may also be available on brokerage platforms of firms that have agreements with Alger LLC to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Z Shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Class A Shares are generally subject to a front-end load, and Class B and Class C Shares are generally subject to a contingent deferred sales charge (“CDSC”). Class I, Class Y and Class Z Shares are not subject to a sales charge of any kind. Each of these classes of Shares other than Class Y and Class Z Shares is subject to distribution and/or service fees. Effective August 27, 2019, Class C Shares are only offered to investors through certain Financial Intermediaries, group retirement plan recordkeeping platforms or whose shares are held in an omnibus account.

From time to time, Alger LLC may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge on Class A Shares. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act.
Current total return figures may be obtained by calling Alger Funds at (800) 992-3863 or on the Funds’ website at www.alger.com.
Conversion of Class B Shares
Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original class’s distribution and/or service fees. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares.
For purposes of calculating the eight-year holding periods for automatic conversion of Class B Shares to Class A Shares, shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased.
Conversion of Class C Shares
Class C Shares will automatically convert to Class A Shares on the fifth business day of the month following the eighth anniversary of the purchase date and will thereafter be subject to the lower Class A distribution and/or service fees. The conversion will be calculated based on the NAV per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of Class C Shares representing reinvested dividends distributions will also be converted into Class A Shares.
Shareholders who purchase Class C Shares through certain Financial Intermediaries, group retirement plan recordkeeping platforms or whose shares are held in an omnibus account may not be eligible to participate in such Class C Share conversions or may have their Class C Shares converted on a different schedule. Contact your Financial Intermediary or plan recordkeeper for eligibility information. See Appendix A to each Fund’s Class C Shares prospectus for further details.
Purchases

Shares of the Funds are offered continuously by the Trust and are distributed on a best efforts basis by Alger LLC as principal underwriter for the Funds pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, Alger LLC bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders.
The Funds do not accept cash or cash equivalents for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank. Purchases made through ACH (Automated clearing house) are subject to a maximum limit of $50,000.
Orders received by the Trust’s transfer agent or other designated intermediary are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Fund are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See “Net Asset Value.” All orders for the purchase of shares are subject to acceptance or rejection by the Trust. Payment for redemptions will be made by the Trust’s transfer agent on behalf of the Trust and the relevant Funds within seven days after the request is received.
Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund’s assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund’s securities are valued each day. Shares of the Fund having an equal net asset value as of the close of the same day will be registered in the investor’s name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.
Confirmations and Account Statements
All of your transactions through the Transfer Agent, UMB Fund Services, Inc., will be confirmed on separate written transaction confirmations (other than Automatic Investment Plan transactions) and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for information regarding any apparent discrepancies or unauthorized activity in your account.
Distribution Plans
As stated in the Prospectuses, in connection with the distribution and shareholder servicing activities of Alger LLC in respect of the Funds’ Class A, B, C and I Shares, respectively, the Trust has adopted plans (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class B and C Plans, a portion of the distribution fee paid to Alger LLC by the Trust under a Plan, sometimes described as an “asset-based sales charge,” allows investors to buy shares with little or no initial sales charge while allowing Alger LLC to compensate dealers that sell Class B or C shares of the Funds. Typically, Alger LLC, in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4% of the amount invested in Class B Shares and up to 1% of the amount invested in Class C Shares, and pays the asset-based sales charge as an ongoing commission to dealers on Class C Shares that have been outstanding for more than a year. For Class B Shares, Alger LLC retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses it pays. For Class C Shares, the asset-based sales charge is retained by Alger LLC in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger LLC. Shareholders of each share class of each Fund adopted a Plan, or approved an amendment to their classes’ Plan, between January and September of 2007, or when the class commenced operations, if later.
Each Plan authorizes the Trust to pay Alger LLC, on behalf of each Fund, a shareholder servicing fee computed at an annual rate of up to 0.25% of the average daily net assets allocable to the Class A, Class B, Class C and Class I Shares, as the case may be, of the Fund, and such fee shall be charged only to that class. The shareholder servicing fee is used by Alger LLC to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger LLC and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation will be paid by Alger LLC to persons, including Alger LLC employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund’s Manager, Transfer Agent or other agent of the Fund.
Pursuant to the Plan for Class C Shares, each Fund pays an annual fee of 1.00% of its Class C Shares’ average daily net assets to Alger LLC. In addition to the 0.25% shareholder servicing fee, Alger LLC is paid a 0.75% fee for providing distribution services including, but not limited to, organizing and conducting sales seminars, advertising programs, payment of finders’ fees, printing of prospectuses and SAIs and reports for potential investors, preparation and distribution of advertising material and sales literature, overhead, supplemental payments to dealers and other institutions as asset-based charges or as payments of commissions, and the costs of administering the Plan.

During the fiscal year ended October 31, 2023, the Funds paid Alger LLC for distribution services and/or shareholder servicing under the provisions of the respective Class Plans as follows:
Fund	Class A	Class C	Class I
Alger Capital Appreciation Fund	$1,924,811	$789,689	$—
Alger International Focus Fund	$267,056	$13,684	$2,924
Alger Mid Cap Focus Fund	$12,657	$24,685	$84,584
Alger Mid Cap Growth Fund	$369,261	$40,671	$—
Alger Weatherbie Specialized Growth Fund	$269,458	$383,891	$59,890
Alger Small Cap Growth Fund	$328,041	$182,123	$—
Alger Small Cap Focus Fund	$465,334	$874,245	$236,861
Alger Health Sciences Fund	$203,871	$66,870	$—
Alger Growth & Income Fund	$307,524	$243,041	$—
The Class B Plan is a “reimbursement” plan under which Alger LLC is reimbursed for its actual distribution expenses up to 0.75% of each Fund’s Class B shares average daily net assets. In addition, each Fund’s Class B Shares may pay Alger LLC a fee of up to 0.25% of their average daily net assets for the provision of shareholder services. Any CDSCs on Class B Shares received by Alger LLC will reduce the amount to be reimbursed under the Plan. Under this Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 2023, the following approximate amounts were carried forward under the Class B Plan:
Fund	Carryforward Amounts
Alger International Focus Fund	$20,892,933
Alger Mid Cap Growth Fund	$13,402,169
Alger Small Cap Growth Fund	$21,133,510
During the fiscal year ended October 31, 2023, the Funds reimbursed Alger LLC for distribution services under the provisions of the Class B Plan, as follows:
Fund	Class B
Alger International Focus Fund	$137,615
Alger Mid Cap Growth Fund	$104,730
Alger Small Cap Growth Fund	$26,201
Reimbursable distribution expenses covered under the Class B Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class’s shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the class; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the class; costs involved in preparing, printing and distributing sales literature for the class; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the class that the Fund deems advisable.
Historically, distribution expenses incurred by Alger LLC have exceeded the Class B assets available for reimbursement under the Plan; it is possible that in the future the converse may be true. Distribution expenses incurred in a year in respect of Class B Shares of a Fund in excess of CDSCs received by Alger LLC relating to redemptions of shares of the class during that year and the applicable percent of the class’s average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Fund’s Class B Shares on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund’s statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Trust’s Board of

Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.
Alger LLC has acknowledged that payments under the Plans are subject to the approval of the Board and that no Fund is contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger LLC for expenses and interest thereon incurred in a prior year.
Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and a majority of the Trustees who have no direct or indirect financial interest in the operation of the Plan. A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger LLC without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the class of shares of any Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days’ written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more Funds, it may continue in effect with respect to the class of shares of any Fund as to which it has not been terminated, or has been renewed. Alger LLC provides to the Board quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made.
Alger LLC’s selling expenses during the fiscal year ended October 31, 2023 were as follows:
The Alger Funds — Class A Shares
	Capital Appreciation Fund	International Focus Fund	Mid Cap Growth Fund	Specialized Growth Fund	Small Cap Growth Fund	Small Cap Focus Fund	Health Sciences Fund	Growth & Income Fund	Mid Cap Focus Fund	Total
Advertising & Promotion	$53,306	$7,579	$10,257	$7,717	$9,357	$13,772	$6,040	$8,457	$377	$116,862
Compensation to Dealers	1,863,086	261,649	358,091	278,508	296,977	493,245	211,025	291,838	17,153	4,071,572
Compensation to Sales Personnel	144,769	20,597	27,870	20,997	25,436	37,481	16,458	22,983	1,024	317,615
Printing	6,492	923	1,249	941	1,140	1,679	737	1,030	46	14,237
Total Selling Expenses	$2,067,653	$290,748	$397,467	$308,163	$332,910	$546,177	$234,260	$324,308	$18,600	$4,520,286
The Alger Funds — Class B Shares
	International Focus Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Total
Advertising & Promotion	$976	$725	$188	$1,889
Compensation to Dealers	8,085	39,756	30,449	78,290
Compensation to Sales Personnel	2,652	1,971	513	5,136
Interest	1,356,660	870,304	1,372,526	3,599,490
Printing	119	88	23	230
Total Selling Expenses	$1,368,492	$912,844	$1,403,699	$3,685,035

The Alger Funds — Class C Shares
	Capital Appreciation Fund	International Focus Fund	Mid Cap Growth Fund	Specialized Growth Fund	Small Cap Growth Fund	Small Cap Focus Fund	Health Sciences Fund	Growth & Income Fund	Mid Cap Focus Fund	Total
Advertising & Promotion	$5,628	$94	$291	$2,763	$1,289	$6,479	$514	$1,737	$189	$18,984
Compensation to Dealers	725,854	12,740	38,879	365,829	173,485	863,593	64,344	215,935	22,749	2,483,408
Compensation to Sales Personnel	15,304	256	791	7,517	3,506	17,633	1,402	4,725	515	51,649
Printing	686	11	35	337	157	790	63	212	23	2,314
Total Selling Expenses	$747,472	$13,101	$39,996	$376,446	$178,437	$888,495	$66,323	$222,609	$23,476	$2,556,355
The Alger Funds — Class I Shares
	International Focus Fund	Specialized Growth Fund	Small Cap Focus Fund	Mid Cap Focus Fund	Total
Advertising & Promotion	$83	$1,898	$7,123	$2,239	$11,343
Compensation to Dealers	7,924	66,346	248,705	53,589	376,564
Compensation to Sales Personnel	226	5,163	19,459	6,212	31,060
Printing	10	231	869	275	1,385
Total Selling Expenses	$8,243	$73,638	$276,156	$62,315	$420,352
Expenses of the Funds
Subject to any expense limitations described in each Fund’s Prospectuses, each Fund will bear its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class A, Class B, Class C, and Class I Shares of each Fund may pay Alger LLC for expenses incurred in distributing shares of that class and Class A, Class B, Class C, and Class I Shares of each such Fund may compensate Alger LLC for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.
Purchases Through Processing Organizations
You can purchase and redeem shares through a “Processing Organization,” which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund’s behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in good order, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.
When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will generally be set by the Processing Organization. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest in the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the applicable Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger LLC, or any of its affiliates.

Automatic Investment Plan (Class A, B and C)
While there is no charge to shareholders for this service, a fee will be deducted from a shareholder’s Fund account in the case of insufficient funds. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger LLC. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the day of the month you select falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A Share purchases will remain subject to the initial sales charge.
Right of Accumulation (Class A)
Class A Shares of a Fund may be purchased by “any person” (which includes an individual, his or her spouse or domestic partner and children under the age of 21, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.
Letter of Intent (Class A)
A Letter of Intent (“LOI”) contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the “Purchase Amount” as referred to in the sales charge table in the Prospectus includes purchases by “any person” (as defined above) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.
Purchases made by reinvestment of dividends or distributions of capital gains do not count towards satisfying the amount of the LOI. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing any purchase orders for the investor during the LOI period. Death or disability of the shareholder will not terminate the LOI.
The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.
Redemptions

The right of redemption of shares of a Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund’s investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund’s shareholders.
No interest will accrue on amounts represented by uncashed distribution or redemption checks.
Telephone Redemptions
Direct investors automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. Redemption requests received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 30 days of changing your address.
The Trust and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If an investor purchases shares directly from a Trust and the Trust and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.
Redemptions in Kind
Payment for shares tendered for redemption is ordinarily made in cash. However, the Board has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment of a redemption order wholly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities for the purposes of making in-kind redemptions will be the same as the method the Fund generally uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined. If the Fund pays large redemptions in cash, these transactions may increase the Fund’s transaction costs and detract from the Fund’s performance. Large purchases pose similar risks.
Contingent Deferred Sales Charge (Class A, B and C)
With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.
Certain Class A Shares also are subject to a CDSC. Those Class A Shares (as well as when combined with all other Class A Shares of The Alger Family of Funds) purchased in an amount of $1 million or more which have not been subject to the class’s initial sales charge and which have not been held for a full year may be subject to a CDSC of 1% at the time of redemption.
Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.
For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of that Fund which result in the lowest charge, if any.
Redemptions of shares of each of the Funds are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) amounts that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains.
Waivers of Sales Charges (Class A, B and C)
No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C Shares by:
•
employees of the Distributor and its affiliates,
•
Individual Retirement Accounts (“IRAs”), Keogh Plans and employee benefit plans for those employees and
•
spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees;
•
accounts managed by the Manager,
•
employees, participants and beneficiaries of those accounts,
•
IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and

•
spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;
•
directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor;
•
employee benefit or retirement plans or charitable accounts, including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;
•
an investment company registered under the Investment Company Act of 1940, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;
•
registered investment advisers for their own accounts;
•
certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A — Waivers and Discounts Available from Intermediaries in the Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;
•
certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A — Waivers and Discounts Available from Intermediaries in the Prospectus for a list of such entities);
•
a financial institution as shareholder of record on behalf of:
•
investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and
•
clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;
•
a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;
•
registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;
•
children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund;
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shareholders of Alger Global Focus Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts;
•
investors purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund (including shareholders of Class N Shares as of September 23, 2008); and
•
investors purchasing Class A Shares directly from the Fund which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate, when such Class A Shares are redeemed within 12 months of purchase.
Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial advisers as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. The Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Funds at (800) 992-3863.
Certain Waivers of the Contingent Deferred Sales Charge (Class A, B and C)
Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70½); (ii) required distributions from an Individual Retirement Account (“IRA”) following the attainment of age 70½ or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70½; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed “disabled” if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.
Shareholders claiming a waiver must assert their status at the time of redemption.
Systematic Withdrawal Plan (Class A, B and C)
A systematic withdrawal plan (the “Withdrawal Plan”) is available to shareholders who own shares of a Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder’s shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder’s investment in the Fund, there will be a reduction in the value of the shareholder’s investment and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.
Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund involved. For additional information regarding the Withdrawal Plan, contact the Funds.
Signature Guarantees
The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).
Exchanges

Except as noted below, shareholders may exchange some or all of their Fund shares for shares of the same class of another fund in The Alger Family of Funds. One class of shares may not be exchanged for another class of shares, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to, from Class A Shares to Class I or Class Z Shares, or from Class C Shares to Class A, Class I, or Class Z Shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Capital Appreciation Fund Class A Shares and subsequent exchange to Class A Shares of any other Fund would not result in the imposition of an initial sales charge at the time of exchange. No CDSC is assessed in connection with exchanges of the same class; however, the original CDSC holding period will carry over to the acquired shares.

An exchange from one Fund to another Fund is generally a taxable event, and may generate capital gains or losses for federal income tax purposes. The exchange of shares of one class of a Fund into shares of another class of the same Fund, however, is generally not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. Shareholders are advised to consult with their own tax advisers with respect to the particular tax consequences of an exchange.
Investors who hold shares directly automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.
The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.
Management

Trustees and Officers of the Trust
The Trust is governed by the Board which is responsible for protecting the interests of shareholders under Massachusetts law.
The Board has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) each Fund’s accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of each Fund’s financial statements and the independent audit thereof. The members of the Audit Committee are Charles F. Baird, Jr., David Rosenberg and Nathan E. Saint-Amand. The Audit Committee met six times during the Trust’s last fiscal year. The function of the Nominating Committee is, among other things, to select and nominate all candidates for election as Independent Trustees to the Board. The Nominating Committee, which met twice during the Trust’s last fiscal year, is composed of all the Independent Trustees.
While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Trust, c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, New York 10004. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” (as defined in the 1940 Act) of the Trust, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act (including such individual’s written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Trust’s By-laws.
Board’s Risk Oversight Role
Risk oversight is part of the Board’s general oversight of the Trust. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office) and portfolio management personnel, which include reports on the investment performance of the Funds.
The Board receives regular compliance reports prepared by the Trust’s and the Manager’s Chief Compliance Officer and meets regularly with the Chief Compliance Officer to discuss various compliance matters, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the Trust’s and the Manager’s Chief Compliance Officer, and the Chief

Compliance Officer prepares and presents an annual written compliance report to the Board. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact with the Trust’s independent registered public accounting firm and the Trust’s Principal Financial Officer.
With respect to liquidity risk, the Board reviews, no less frequently than annually, a written report prepared by the Manager as the administrator of the Trust’s liquidity risk management program that addresses the operation of the program and assesses its adequacy and effectiveness of implementation. The Board also receives regular liquidity reports. With respect to valuation risk, the Board oversees the Manager in its role as valuation designee and reviews periodic reporting addressing valuation matters with respect to each Fund, including the Manager’s annual assessment of the adequacy and effectiveness of its process for determining the fair value of each Fund’s portfolio securities.
The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. The Board also may receive special reports or presentations on a variety of matters, either upon the Board’s request or upon the initiative of the Manager. The Board receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investment activities.
Board Composition and Leadership Structure
The 1940 Act requires that at least 40% of the Trust’s trustees be Independent Trustees and as such not be affiliated with the Manager. To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 75% of the Trust’s Trustees, including the Chair of the Board, are Independent Trustees. The Chair of the Board chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chair of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.
Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.
Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2):
Hilary M. Alger (1961)	Trustee since 2003	Non-profit Fundraising Consultant since 2015, Schultz & Williams; Non-profit Fundraising Consultant since 2014, Hilary Alger Consulting; Emeritus Trustee since 2020 and Trustee from 2013 to 2020, Philadelphia Ballet; School Committee Member from 2017 to 2023, Germantown Friends School; Trustee, Target Margin Theatre from 1995 to 2023.	28	Board of Directors, Alger Associates, Inc.
Non-Interested Trustees:
Charles F. Baird, Jr. (1953)	Trustee since 2000	Managing Partner of North Castle Partners (private equity securities group).	28

Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
David Rosenberg (1962)	Trustee since 2007	Associate Professor of Law since August 2000, Zicklin School of Business, Baruch College, City University of New York.	28
Nathan E. Saint-Amand M.D. (1938)	Trustee since 1986	Medical doctor in private practice since 1970; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	28

(1)
The address of each Trustee is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Ms. Alger is an “interested person” (as defined in the 1940 Act) of the Trust by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.
(3)
“Alger Fund Complex” refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the board of trustees of the other five registered investment companies in the Alger Fund Complex.
Information About Each Trustee’s Experience, Qualifications, Attributes or Skills
The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust’s or the Manager’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.
Each Trustee has been a Board member of the Alger Fund Complex mutual funds since at least 2007. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.
•
Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex funds (some since 2003), Ms. Alger has over 25 years experience in development for non- profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.
•
Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 2000), Chair of the Board of all of the Alger Fund Complex funds since January 2024, and his service on the Audit Committee of the Trust, Mr. Baird has over 35 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.
•
David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex funds since 2007, Mr. Rosenberg has 20 years of experience as a professor of business law.

•
Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 1986), and his service on the Audit Committee of the Trust, Dr. Saint-Amand has been a medical doctor for over 45 years and has served on the boards of several non-profit entities.
Officers of the Trust, with information regarding their positions with the Trust and principal occupations, are shown below.
Name (Year of Birth), Position with Trust and Address(1)	Principal Occupations	Officer Since
Officers(2):
Hal Liebes (1964) President, Principal Executive Officer	Executive Vice President, Chief Operating Officer (“COO”), and Secretary, Alger Management; COO and Secretary, Alger Associates, Inc. and Weatherbie Capital, LLC; COO, Vice President, Secretary and Manager, Alger Group Holdings, LLC and Alger Capital, LLC; Director, Alger SICAV; Executive Director and Chairman, Alger Management, Ltd.; Manager and Secretary, Alger Apple Real Estate LLC; Manager, Alger Partners Investors I, LLC, Alger Partners Investors II, LLC, Alger Partners Investors KEIGF, Alger Partners Investors-Crossbay LLC and Redwood Investments, LLC; Secretary, Alger Boulder I LLC.	2005
Tina Payne (1974) Secretary, Chief Compliance Officer, Chief Legal Officer	Senior Vice President, General Counsel, Chief Compliance Officer (“CCO”) and Assistant Secretary, Alger Management; Senior Vice President, General Counsel and Secretary, Alger LLC; CCO, Alger Management, Ltd. and Redwood Investments, LLC; Assistant Secretary, Weatherbie Capital, LLC; Vice President and Assistant Secretary, Alger Group Holdings, LLC.	2017
Michael D. Martins (1965) Treasurer, Principal Financial Officer	Senior Vice President, Alger Management.	2005
Sergio M. Pavone (1961) Assistant Treasurer	Vice President, Alger Management.	2007
Mia G. Pillinger (1989) Assistant Secretary	Vice President, Associate Counsel of Alger Management since 2020. Formerly, Associate at Willkie Farr & Gallagher, LLP, from 2016 to 2020.	2020
Sushmita Sahu (1981) AML Compliance Officer	Vice President, Alger Management.	2021

(1)
The address of each officer is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Alger Fund Complex.
No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings. The Independent Trustee appointed as Chair of the Board receives an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Effective January 1, 2022, the Trustees adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of the funds in the Alger Fund Complex.
Prior to January 1, 2024, each Independent Trustee received a fee of $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings; the Chair of the Board received an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Trustees and officers of the Trust are permitted to purchase shares of the Funds without the payment of any sales charge. Applicable sales charges are waived for these individuals because no selling effort by the Distributor is involved and in order to promote the alignment of such individuals’ economic interests with the Trust.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2023. The following table provides compensation amounts paid to current Independent Trustees of the Trust for the fiscal year ended October 31, 2023.
Compensation Table
Name of Person	Aggregate Compensation from The Alger Funds*	Total Compensation Paid to Trustee from The Alger Fund Complex*
Charles F. Baird, Jr	$73,808	$169,000
David Rosenberg	$72,346	$165,750
Nathan E. Saint-Amand	$73,812	$169,000

*
An additional $19,000 was paid by the Trust and $42,250 by the Alger Fund Complex for the fiscal year ended October 31, 2023, to a Trustee who retired effective December 31, 2022.
±
An additional $81,963 was paid by the Trust and $187,750 by the Alger Fund Complex for the fiscal year ended October 31, 2023, to a Trustee who retired effective December 31, 2023.
The following table shows each current Trustee’s beneficial ownership as of December 31, 2023, by dollar range, of equity securities of the Funds and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.
None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger LLC, or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger LLC. The table reflects Ms. Alger’s beneficial ownership of shares of the Funds, and of all funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.
Equity Securities of Each Fund
	Hilary M. Alger	Charles F. Baird, Jr.	David Rosenberg	Nathan E. Saint-Amand
Capital Appreciation Fund	E	E	A	A
International Focus Fund	E	A	A	A
Mid Cap Focus Fund	E	A	A	A
Mid Cap Growth Fund	E	A	A	A
Specialized Growth Fund	E	E	A	E
Small Cap Growth Fund	E	D	A	A
Small Cap Focus Fund	E	E	C	A
Health Sciences Fund	E	E	B	C
Growth & Income Fund	E	A	C	A
Alger 35 Fund	E	A	A	A
Aggregate Equity Securities of Funds in the Alger Fund Complex	E	E	C	E
Investment Manager
Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2023, had approximately $22.1 billion in assets under management. Alger Management is directly owned by Alger Group Holdings, LLC, a financial services holding company. Alger Group Holdings and Alger Management are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, the parent company of Alger Group Holdings.
Alger Management serves as investment adviser to the Funds pursuant to a written agreement between the Trust, on behalf of the Funds, and Alger Management (the “Advisory Agreement”), and under the supervision of the Board. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Funds, placing orders to purchase and sell securities on behalf of the Funds, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. Alger LLC may serve as each Fund’s broker in effecting most portfolio transactions on securities exchanges and can retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers of the Trust who are employed by the Trust and Alger Management. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.
As compensation for its services, the Trust has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the applicable Fund:
Fund	Annual Fee as a Percentage of Average Daily Net Assets
Alger Capital Appreciation Fund
.81% for assets up to $2 billion;
.65% for assets between $2 billion and $3 billion;
.60% for assets between $3 billion and $4 billion;
.55% for assets between $4 billion and $5 billion;
.45% for assets in excess of $5 billion

Alger International Focus Fund	.71% for assets up to $1 billion; .60% for assets in excess of $1 billion
Alger Mid Cap Focus Fund	.70% for assets up to $250 million; .50% for assets in excess of $250 million
Alger Mid Cap Growth Fund	.76% for assets up to $1 billion; .70% for assets in excess of $1 billion
Alger Weatherbie Specialized Growth Fund	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion
Alger Small Cap Growth Fund	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion
Alger Small Cap Focus Fund	.75%
Alger Health Sciences Fund	.55%
Alger Growth & Income Fund	.50%
Alger 35 Fund*	.45%

*
Management fee information for Alger 35 Fund prior to November 1, 2021 is provided below, under “Fulcrum Fee.”
The Manager has made contractual commitments to certain of the Funds to waive and/or reimburse such Funds for expenses to the extent necessary to maintain those Funds’ other expenses and any other applicable share class-specific expenses at or below certain levels. The limitations do not include custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. Each agreement runs through October 31, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Advisory Agreement. Such waiver/reimbursement arrangements are described in the table below. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Manager if such repayment does not cause a Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.

Fund	Class	Waiver
Alger Capital Appreciation Fund[1]	Z	0.04%
Alger International Focus Fund[2]	I	0.54%
	Z	0.13%
Alger Mid Cap Focus Fund[3]	A	0.53%
	C	1.28%
	I	0.58%
	Y	0.07%
	Z	0.37%
Alger Mid Cap Growth Fund[4]	Z	0.23%
Alger Weatherbie Specialized Growth Fund[5]	Y	0.07%
Alger Small Cap Growth Fund[6]	Y	0.03%
	Z	0.18%
Alger Small Cap Focus Fund[7]	Y	0.10%
Alger Health Sciences Fund[8]	Z	0.20%

1
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Capital Appreciation Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 0.85% for Class Z shares.
2
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger International Focus Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 1.25% for Class I shares and 0.84% for Class Z shares. Prior to February 28, 2022, the waiver/reimbursement arrangement Class Z shares was 0.89%. Prior to February 28, 2021, the waiver/reimbursement arrangement Class I shares was 1.10%.
3
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Mid Cap Focus Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 1.15% for Class A shares, 1.90% for Class C shares, 1.20% for Class I shares, 0.69% for Class Y shares and 0.99% for Class Z shares.
4
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Mid Cap Growth Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 0.99% for Class Z shares. Prior to February 28, 2021, the waiver/reimbursement for Class Z shares was 1.05%.
5
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Weatherbie Specialized Growth Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 0.87% for Class Y shares.
6
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Small Cap Growth Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 0.84% for Class Y shares and 0.99% for Class Z shares.
7
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Small Cap Focus Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 0.85% for Class Y shares.
8
Prior to April 1, 2023, the waiver/reimbursement arrangement for Alger Health Sciences Fund was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 0.75% for Class Z shares.
Additionally, with respect to Alger 35 Fund, the Manager has agreed to limit expenses other than the advisory fee to 0.10%. This limitation is anticipated to remain in effect for the life of the Alger 35 Fund.

During the fiscal years ended October 31, 2021, 2022, and 2023, respectively, Alger Management earned the following amounts under the terms of the Advisory Agreement, approximately:
Fund	2023	2022	2021
Alger Capital Appreciation Fund	$13,930,219	$18,966,853	$24,040,397
Alger International Focus Fund	$1,009,184	$1,163,396	$1,406,325
Alger Mid Cap Focus Fund	$2,222,125	$3,638,059	$4,041,718
Alger Mid Cap Growth Fund	$1,493,216	$1,794,863	$2,287,642
Alger Weatherbie Specialized Growth Fund	$5,446,099	$8,738,128	$11,557,216
Alger Small Cap Growth Fund	$2,754,333	$3,846,321	$4,958,536
Alger Small Cap Focus Fund	$16,742,742	$32,446,171	$58,391,557
Alger Health Sciences Fund	$828,941	$1,235,763	$1,747,715
Alger Growth & Income Fund	$1,516,864	$985,435	$695,601
Alger 35 Fund	$118,568	$146,126	$87,862
During the fiscal years ended October 31, 2021, 2022, and 2023, respectively, Alger Management waived and/or reimbursed the following Funds the respective amounts set forth in the table below, pursuant to contractual agreements to limit expenses that were substantially the same as those described above:
Fund	2023	2022	2021
Alger Capital Appreciation Fund	$620,626	$179,703	$—
Alger International Focus Fund	$120,145	$133,498	$7,047
Alger Mid Cap Focus Fund	$948	$83	$15
Alger Mid Cap Growth Fund	$69,459	$80,610	$—
Alger Weatherbie Specialized Growth Fund	$35,423	$21,864	$8,083
Alger Small Cap Growth Fund	$28,456	$26,687	$—
Alger Small Cap Focus Fund	$92,140	$—	$—
Alger Health Sciences Fund	$17,284	$—	$—
Alger Growth & Income Fund	$—	$—	$486
Alger 35 Fund	$105,739	$126,948	$150,818
Fulcrum Fee
Effective November 1, 2021, the Alger 35 Fund pays Alger Management an advisory fee at the annual rate of 0.45% of its average daily net assets. For the period from December 18, 2020 through October 31, 2021, in consideration of the services provided by Alger Management, the Alger 35 Fund paid Alger Management the lesser of (i) 0.45% of average daily net assets of the Alger 35 Fund; and (ii) the fulcrum fee, as described herein. Prior to December 18, 2020, the Alger 35 Fund paid Alger Management using only the fulcrum fee structure, as described herein.
The fulcrum fee (“Management Fee”) was composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee calculated for each Performance Period (defined below) based upon the investment performance of the class with the highest expenses, which was the Alger 35 Fund’s Class P-2 Shares (“Measuring Class”), which were liquidated effective after the close of business on October 29, 2021, in relation to the investment record of a securities index (“Index”) over the same performance period.
Base Fee. The base fee was calculated and accrued daily, at the annualized rate of 0.55% of the Alger 35 Fund’s average daily net assets (“Base Fee”).
Performance Adjustment. Alger Management’s compensation was increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depended on whether, and to what extent, the investment performance of the Measuring Class exceeded, or was exceeded by, the performance of the S&P 500 Index plus 2.50% (250 basis points) (“Index Hurdle”) over the Performance Period (as defined below).
The Performance Adjustment was calculated and accrued daily, according to a schedule that added or subtracted 0.001% (0.1 basis points) of the Alger 35 Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Measuring Class exceeded or lagged the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day. The maximum Performance Adjustment (positive or negative) did not exceed an annualized rate of +/- 0.25% (25 basis points) of the Alger 35 Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeded, or was exceeded by, the performance of the Index Hurdle by 2.50% percentage points (250 basis points) for the Performance Period.
For purposes of calculating the Performance Adjustment, the investment performance of the Measuring Class was the sum of:
1.
the change in the Class’s net asset value (“NAV”) per share during the Performance Period; plus
2.
the value of the Class’s cash distributions per share accumulated to the end of the Performance Period; plus
3.
the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period; expressed as a percentage of the Class’s NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains was treated as reinvested in shares of the Class at the NAV per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.
The investment record of the Index was the sum of:
1.
the change in the level of the Index during the Performance Period; plus
2.
the value, computed consistently with the Index, of cash distributions made by companies whose securities comprised the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprised the Index were treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.
Performance Period. The period over which performance was measured (“Performance Period”) was a 12-month period beginning on the first business day in the month of November through October 31 of the following year.
Payment of Fees. The Alger 35 Fund paid Alger Management, on a monthly basis, the minimum fee rate of 0.30% on an annualized basis (Base Fee minus the maximum Performance Adjustment) applied to the average daily net assets of the Alger 35 Fund for the month. At the end of the Performance Period, the Alger 35 Fund paid Alger Management the total Management Fee for the Performance Period, less the amount of any minimum fees paid during the Performance Period.
Measuring Class. The Measuring Class of shares of the Alger 35 Fund was the class with the highest expense ratio for the Performance Period. If the Board determined that a different class of shares of the Alger 35 Fund is the most appropriate for use in calculating the Performance Adjustment, the Board could change the class of shares used as the Measuring Class without shareholder approval, unless shareholder approval of such change was otherwise required by applicable law. If a different class of shares (the “Replacement Measuring Class”) was substituted in calculating the Performance Adjustment, the use of the Replacement Measuring Class of shares for purposes of calculating the Performance Adjustment could apply to the entire Performance Period so long as the Replacement Measuring Class was outstanding at the beginning of such period. If the Replacement Measuring Class of shares was not outstanding for all of the Performance Period, the Replacement Measuring Class could only be used in calculating that portion of the Performance Adjustment attributable to the period during which the Replacement Measuring Class was outstanding, and any previous portion of the Performance Period would have been calculated using the Measuring Class.
A Performance Adjustment was not based on whether the absolute performance of the Class P-2 Shares was positive or negative, but rather based on whether such performance exceeded or was exceeded by the performance of the Index Hurdle. The Alger 35 Fund could pay a Performance Adjustment for positive relative performance even if the Class P-2 Shares decreased in value, so long as the Alger 35 Fund’s performance exceeded that of the Index Hurdle. It was possible that, if you bought shares of the Alger 35 Fund after the beginning of a Performance Period, you would have borne a share of a Performance Adjustment payable by the Alger 35 Fund based on performance that preceded your purchase and from which you therefore did not benefit.
Administrative Services
Pursuant to a separate administration agreement between the Trust, on behalf of the Funds, and Alger Management (the “Fund Administration Agreement”), Alger Management also provides administrative services to the Funds, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Fund’s investment portfolio and the publication of the net asset value of each Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds’ Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the 1940 Act.
Alger Management’s administrative fee is .0275% of average daily net assets, and pursuant to a Fund Administration and Accounting Agreement between The Bank of New York Mellon (“BNY”) and the Funds, for a fee of 0.013% of the Funds’ average daily net assets for the first $10 billion in assets, 0.01% for assets between $10 billion and $20 billion, 0.0075% for assets between $20 billion and $30 billion, and 0.005% for assets over $30 billion, BNY provides accounting and bookkeeping services and calculation of the net asset value of the Funds’ shares.
During the fiscal years ended October 31, 2021, 2022, and 2023, respectively, Alger Management earned under the terms of the Fund Administration Agreement, approximately:
Fund	2023	2022	2021
Alger Capital Appreciation Fund	$472,940	$670,692	$886,499
Alger International Focus Fund	$39,088	$45,061	$54,470
Alger Mid Cap Focus Fund	$94,759	$172,443	$194,682
Alger Mid Cap Growth Fund	$54,031	$64,946	$82,777
Alger Weatherbie Specialized Growth Fund	$184,898	$300,216	$401,773
Alger Small Cap Growth Fund	$93,511	$130,585	$168,345
Alger Small Cap Focus Fund	$613,901	$1,189,693	$2,141,024
Alger Health Sciences Fund	$41,447	$61,788	$87,386
Alger Growth & Income Fund	$83,428	$54,199	$38,258
Alger 35 Fund	$7,246	$8,930	$8,020
Alger Management has also entered into a Shareholder Administrative Services Agreement with the Trust. The services provided and the fees paid pursuant to that agreement are discussed in the “Transfer Agent” section below.
Sub-Advisers
Alger Management has entered into a Sub-Advisory Agreement with Weatherbie, a wholly-owned subsidiary of Alger Associates and an affiliate of Alger Management. Weatherbie, subject to Alger Management’s supervision and approval, provides investment management of Alger Weatherbie Specialized Growth Fund’s assets. Alger Management pays Weatherbie 70% of the advisory fee received by Alger Management from Specialized Growth Fund, net of any waivers.
During the fiscal years ended October 31, 2021, 2022, and 2023 Alger Management paid Weatherbie $8,084,438, $6,101,385 and $3,787,473, respectively, under the terms of the Sub-Advisory Agreement in respect of Alger Weatherbie Specialized Growth Fund.
Effective February 1, 2024, Alger Management entered into a Sub-Advisory Agreement with Redwood, a wholly-owned subsidiary of Alger Associates and an affiliate of Alger Management. Redwood, subject to Alger Management’s supervision and approval, provides investment management of the Alger International Focus Fund’s assets. Alger Management pays Redwood 100% of the advisory fee received by Alger Management from the Alger International Focus Fund, net of any waivers.

Securities Lending
Effective January 2024, Growth & Income Fund participates in the BNY securities lending program. As securities lending agent, the responsibilities of BNY include lending the securities, receipt of collateral, holding and administration of collateral, maintenance of collateral margin, return of collateral, provision of statements, and adherence to operational procedures. All loans are collateralized by cash invested in a money market fund. The total fees are split between the Fund (80%) and BNY (20%) as lending agent.
Prior to transitioning to securities lending through BNY’s program, Growth & Income Fund participated in the Brown Brothers Harriman Global Securities Lending Program during the fiscal year ended October 31, 2023. As securities lending agent, the responsibilities of Brown Brothers Harriman & Co. (“BBH”) included lending the securities, receipt of collateral, holding and administration of collateral, maintenance of collateral margin, return of collateral, provision of statements, and adherence to operational procedures. All loans were collateralized by cash invested in a money market fund. The total fees were split between the Fund (75%) and BBH (25%) as lending agent.
For the fiscal year ended October 31, 2023, Growth & Income Fund earned $35,211.50 in gross income  from  securities  lending  activities,  including  income  from  cash  collateral  reinvestment.  The borrowers paid premiums of $11,457.03, and were paid rebates of $21,421.43. The Fund paid an agency fee of $3,447.39 to BBH. The Fund’s net income from securities lending activities was $10,342.68.
Description of Portfolio Manager Compensation Structure
An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), education, industry knowledge and the individual’s performance in his or her role. Base salaries will grow over time for Alger’s superior employees, rewarding their performance and contributions to the firm.
Bonus may be a significant portion of an individual’s compensation and can vary from year to year. The annual bonus considers various factors, including:
•
the firm’s overall financial results and profitability;
•
the firm’s overall investment management performance;
•
current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;
•
qualitative assessment of an individual’s performance with respect to the firm’s investment process and standards; and
•
the individual’s leadership contribution within the firm.
While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and S&P Global Ratings, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.
Alger Management has implemented a profit participation plan (“PPP”) that gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. Senior members of the firm are eligible to receive awards annually in the PPP. The PPP reinforces the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four-year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four-year period.
Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm’s book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm’s value it will convey through this program. Participation in this program is determined annually.

Other Accounts Managed by Portfolio Managers
The numbers and assets of other accounts managed by the portfolio managers of the Funds as of October 31, 2023 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Gregory Adams*	4	$424,559,938	2	$94,783,051	6	$15,122,233
Joshua D. Bennettx†	1	$263,923,343	5	$189,164,087	17	$900,132,728
Dan C. Chung*#	10	$5,855,717,933	7	$1,127,214,888	34	$1,824,922,580
Ankur Crawford#	5	$6,099,665,315	10	$1,335,501,400	39	$1,968,682,931
H. George Daix†	1	$263,923,343	5	$189,164,087	17	$900,132,728
Brandon A. Geisler	2	$168,454,187			1	$2,322,169
Patrick Kelly#	5	$6,099,665,315	10	$1,335,501,400	39	$1,968,682,931
Edward Minn[x]^			4	$216,937,828	18	$902,946,320
Michael Mufson±	3	$59,181,112	3	$49,145,853	143	$1,555,640,508
George Ortega*±	2	$261,318,984	3	$111,225,213	1	$94,991
Ezra Samet±	3	$59,181,112	3	$49,145,853	143	$1,555,640,508
Donald Smith±	1	$20,469,966	2	$35,349,468	34	$1,284,325,004
Sanjiv Talwar§	1	$258,014,777	1	$13,127,809	2	$8,343,250
Amy Y. Zhang	3	$265,141,527	2	$85,471,645	5	$112,447,249

*
The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $34 million as of October 31, 2023.
x
The portfolio manager also manages a separate account, included in “Other Accounts,” which may charge additional fees based on the performance of the account. The account had assets of approximately $84 million as of October 31, 2023.
†
The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $33 million as of October 31, 2023.
^
The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $122 million as of October 31, 2023.
#
The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $243 million as of October 31, 2023.
±
As of February 1, 2024.
§
The portfolio manager also manages Alger Life Sciences Innovation Fund, a private hedge fund included as a pooled investment vehicle. The advisory fee of Alger Life Sciences Innovation Fund is based on the performance of the account, which had assets of approximately $13 million as of October 31, 2023.
Securities Owned by the Portfolio Managers
The following table shows each current portfolio manager’s beneficial ownership as of December 31, 2023, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = $100,001 — $500,000; F = $500,001 — $1,000,000; G = over $1,000,000.
Portfolio Manager	Fund	Range
Gregory S. Adams	Growth & Income	E*
Joshua D. Bennett	Specialized Growth	E*
Dan C. Chung	Capital Appreciation Mid Cap Growth Small Cap Growth Health Sciences Alger 35	D E E G G
Ankur Crawford	Capital Appreciation	A
H. George Dai	Specialized Growth	E
Brandon A. Geisler	Mid Cap Growth	F*
Patrick Kelly	Capital Appreciation	A
Edward Minn	Specialized Growth	E*
Michael Mufson	International Focus	A**
George Ortega	Alger 35	A**

Portfolio Manager	Fund	Range
Ezra Samet	International Focus	A**
Donald Smith	International Focus	A**
Sanjiv Talwar	Health Sciences	F
Amy Y. Zhang	Mid Cap Focus Small Cap Growth Small Cap Focus	E C E

*
A portion of these amounts represents vested or unvested shares held in various qualified and non-qualified deferred compensation plans sponsored by the Manager in which the portfolio manager participates. Information provided is based on current valuations of portfolio manager ownership in such plans where obtainable or on initial values (which may increase or decrease) where current valuations are not timely available.
**
Ownership is as of February 1, 2024.
Distributor
Alger LLC, an affiliate of Alger Management, serves as the Funds’ principal underwriter, or distributor, and receives payments from the Funds under the Plans (see “Purchases — Distribution Plans”). Alger LLC makes a continuous offering of Fund shares on a best efforts basis. It also receives brokerage commissions from the Trust (see “Investment Strategies and Policies — Portfolio Transactions”). During the Fund's fiscal years ended October 31, 2021, 2022 and 2023, Alger LLC retained approximately $0, $0 and $0 in initial sales charges and $97,249, $56,511 and $20,215 in CDSCs, respectively. Alger LLC does not receive any other compensation from the Funds.
From time to time Alger LLC, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“financial intermediaries”) who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger LLC may also from time to time, at its expense from its legitimate profits, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of Trust assets or 0.50% annually of the value of Trust sales attributable to that financial intermediary. Alger LLC determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger LLC deems relevant. Factors considered by Alger LLC generally include the financial intermediary’s reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.
Financial intermediaries with whom Alger LLC has its most significant arrangements to make additional cash compensation payments are Ameriprise Financial Services, Inc., Ameritrade Inc., Charles Schwab & Co., Empower Financial Services, Inc., Lincoln Benefit Life, Lincoln Investment Planning, LLC, Merrill Lynch, Pierce, Fenner & Smith, Morgan Stanley Smith Barney LLC, MSCS Financial Services LLC, National Financial Services Co., Nationwide Investment Services Corp., Noramco, Oneamerica Securities, Inc., Pershing LLC, Principal Securities, Inc., Protective Life Insurance Company, Raymond James & Associates, Inc., RBC Global Markets LLC, State Street Bank & Trust Co., Talcott Resolution Life Insurance Co., UBS Financial Services Inc., Voya Institutional Plan Services Inc., and Wells Fargo Clearing Services LLC. In addition, Alger LLC may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger LLC. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.
Independent Registered Public Accounting Firm

Deloitte & Touche LLP serves as the Trust’s independent registered public accounting firm.
Code of Ethics

The Manager, Alger LLC and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.

Alger Management, Weatherbie and Redwood personnel (“Access Persons”) are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Code of Ethics by calling the Trust toll-free at (800) 992-3863.
Certain U.S. Federal Income Tax Considerations

The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.
Each Fund will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Fund-by-Fund (rather than on a Trust-wide) basis.
Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If qualified as a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (realized net long-term capital gain in excess of realized net short term capital loss) that a Fund timely distributes (or is deemed to timely distribute) to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund’s business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Funds’ prospectuses. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects each Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.
Payments reflecting the dividend income of a Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met.
In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.
Dividends of a Fund’s net investment income and distributions of its short-term capital gains will generally be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund’s gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.
Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.
If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28% “backup withholding tax” with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a shareholder’s regular federal income tax liability.
Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.
The U.S. federal income rules are extremely complex, involving, among other things, significant issues as to the character, timing of realization and sourcing of gains and losses. Each Fund’s qualification and taxation as a RIC depend upon its ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. No assurance can be given that a Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. No ruling has been or will be requested by the Funds from the IRS or any state or local taxing authority as to such matters. Shareholders are urged to consult their tax advisors prior to investing in a Fund with respect to their particular tax situations, including, in the case of shareholders subject to special rules under U.S. federal income tax laws (such as banks, dealers in securities, life insurance companies, tax-exempt investors and non-U.S. investors), with reference to any special issues that investment in a Fund may raise for such persons.
Dividends

Each share class will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected to have all dividends and distributions paid in cash or reinvested at net asset value into the same class of shares of another identically registered Alger Family of Funds account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the share-holder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge except as described above. With respect to each Fund other than Growth & Income Fund, any dividends are declared and paid annually. Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class A and Class I dividends generally will be greater than those of Class B and Class C due to the higher Rule 12b-1 fees associated with Class B and Class C Shares. Class Y and Class Z dividends will generally be greater than those of the other classes due to the absence of Rule 12b-1 fees. However, dividends paid to each class of shares in a Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.
Custodian and Transfer Agent

The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, serves as custodian for the Trust pursuant to a custody agreement under which it holds each Fund’s assets. Prior to January 2024, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 served as custodian for the Trust pursuant to a custodian agreement under which it held each Fund’s assets. UMB Fund Services, Inc. (“UMB”), 235 W. Galena Street, Milwaukee, WI 53212 serves as transfer agent for the Funds. Under the transfer agency agreement, UMB processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust, and distributes any dividends and distributions payable by the Funds. The Trust, Alger LLC (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.
Pursuant to the transfer agency agreement, UMB is compensated on a per-account basis, subject to a minimum total fee amount across the fund complex. These fees will be allocated across the Funds on a pro-rata basis by assets. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liaison and to provide administrative oversight of UMB and related services. Alger Management is paid on an asset-based basis for these services. During the fiscal years ended October 31, 2021, 2022, and 2023, the Funds paid to Alger Management under the Shareholder Administrative Services Agreement:
Fund	2023	2022	2021
Alger Capital Appreciation Fund	$227,156	$321,364	$430,219
Alger International Focus Fund	$22,141	$25,587	$31,109
Alger Mid Cap Focus Fund	$34,948	$63,093	$70,817
Alger Mid Cap Growth Fund	$30,193	$36,400	$46,896
Alger Weatherbie Specialized Growth Fund	$76,737	$123,661	$166,958
Alger Small Cap Growth Fund	$43,887	$60,872	$79,962
Alger Small Cap Focus Fund	$241,018	$463,212	$837,472
Alger Health Sciences Fund	$20,807	$29,867	$41,953
Alger Growth & Income Fund	$39,913	$28,130	$21,029
Alger 35 Fund	$2,635	$3,247	$3,173
Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of any class of outstanding shares of a Fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the Advisory Agreement. Certain of the investors below are believed to hold the indicated shares as nominee.
Additionally, the Manager or an affiliate of the Manager (the “seed investor”) may provide initial funding to or otherwise invest in a Fund. A seed investor may redeem its investment in a Fund at any time and without prior notice, which could adversely affect a Fund and its shareholders, such as by causing the Fund to realize taxable gains that will be distributed to other shareholders, and increasing Fund transaction costs and expense ratios.

The following table contains information regarding persons of record who own five percent or more of any share class of the Fund. All holdings are expressed as a percentage of a class of the Fund’s outstanding shares as of January 31, 2024.
Unless otherwise indicated, a Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. The Trustees and officers of the Trust, as a group, held less than 1% of each Class of Shares of the Funds, other than Class Z Shares of Alger 35 Fund, Class Z Shares of Alger Growth & Income Fund, Class Z Shares of Alger International Focus Fund, Class I, Y and Z Shares of Alger Mid Cap Focus Fund, Class Z Shares of Alger Mid Cap Growth Fund, Class Y Shares of Alger Small Cap Growth Fund, and Class A Shares of Alger Weatherbie Specialized Growth Fund.  The Trustees and officers of the Trust, as a group, held approximately 61.0% of the Class Z Shares of Alger 35 Fund, 1.0% of the Class Z Shares of Alger Growth & Income Fund, 3.4% of the Class Z Shares of Alger International Focus Fund, 11.6% of the Class I Shares of Alger Mid Cap Focus Fund, 28.7% of the Class Y Shares of Alger Mid Cap Focus Fund, 5.3% of the Class Z Shares of Alger Mid Cap Focus Fund, 5.2% of the Class Z Shares of Alger Mid Cap Growth Fund, 4.1% of the Class Y Shares of Alger Small Cap Growth Fund, and 2.4% of the Class A Shares of Alger Weatherbie Specialized Growth Fund (which includes Ms. Alger’s indirect ownership through various entities that may be deemed to be controlled by Ms. Alger).
Alger Capital Appreciation Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	A	17.68%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	A	7.65%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	18.46%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	18.38%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	15.38%
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086	C	6.03%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	C	6.55%
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	16.20%

Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	Z	13.07%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	Z	7.80%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	Z	6.23%
SEI Private Trust Company C/O Truist 1 Freedom Valley Dr. Oaks, PA 19456	Z	7.73%
Alger International Focus Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	A	38.56%
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	B	94.61%
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086	C	30.49%
RBC Capital Markets LLC Mutual Fund Omnibus Processing ATTN Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401	C	18.91%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	18.77%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	12.27%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	5.19%
Empower Trust FBO Employee Benefits Clients 401K 8515 E Orchard Rd, 2T2 Greenwood Village, CO 80111	I	72.92%

Name and Address	Fund Classes	Percentage of Total Shares Held
Mid Atlantic Trust Company FBO Farley Capital LP 401K Profit Sharing 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	I	5.79%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	I	5.23%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	62.48%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	Z	7.69%
RBC Capital Markets LLC Mutual Fund Omnibus Processing ATTN Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401	Z	6.31%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	Z	5.11%
Alger Mid Cap Focus Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	A	49.18%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	A	15.55%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	A	9.75%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	A	6.08%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	35.53%

Name and Address	Fund Classes	Percentage of Total Shares Held
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	22.26%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	18.13%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	C	11.00%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	6.76%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	I	36.23%
Alger Capital, LLC 100 Pearl Street, 27th Floor New York, NY 10004	I	12.11%
State Street Bank and Trust As Trustee and Custodian 1 Lincoln St. Boston, MA 02111	Y	56.33%
J P Morgan Securities LLC Omnibus Account 3rd Floor Mutual Fund Department 4 Chase Metrotech Ctr. Brooklyn, NY 11245	Y	28.60%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	Y	10.39%
LPL Financial FBO Customer Accounts ATTN Mutual Fund Operations 9785 Towne Centre Drive San Diego, CA 92121	Z	21.39%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	Z	21.38%
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	10.76%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	8.85%

Name and Address	Fund Classes	Percentage of Total Shares Held
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	Z	7.21%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	Z	5.65%
Alger Capital, LLC 100 Pearl Street, 27th Floor New York, NY 10004	Z	5.37%
Alger Mid Cap Growth Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	A	21.47%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	A	5.98%
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	B	91.78%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	34.81%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	19.93%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	19.71%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	6.14%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	Z	28.04%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	Z	15.54%

Name and Address	Fund Classes	Percentage of Total Shares Held
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	Z	12.00%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	Z	11.51%
Alger Weatherbie Specialized Growth Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	A	13.09%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	A	9.40%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	A	7.69%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	A	8.23%
National Financial Svcs. 499 Washington Blvd. Jersey City, NJ 07310	A	6.81%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	A	6.17%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	A	5.68%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	23.88%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	C	22.36%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	12.99%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	6.30%

Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	C	5.96%
RBC Capital Markets LLC Mutual Fund Omnibus Processing ATTN Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401	C	5.33%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	C	5.28%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	I	23.90%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	I	23.85%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	I	6.81%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	I	6.01%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	I	5.54%
Capinco c/o US Bank NA 1555 N Rivercenter Drive, Ste 302 Milwaukee, WI 53212	Y	33.67%
SEI Private Trust Company C/O Legacy SWP 1 Freedom Valley Dr. Oaks, PA 19456	Y	29.39%
Edward D Jones and Co. Shareholder Accounting ATTN: Mutual Funds 201 Progress Pkwy Maryland Hts., MO 63043	Y	15.75%
Empower Trust FBO Employee Benefits Clients 401K 8515 E Orchard Rd, 2T2 Greenwood Village, CO 80111	Y	15.29%

Name and Address	Fund Classes	Percentage of Total Shares Held
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	21.72%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	Z	14.99%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	Z	10.10%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	Z	6.51%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	Z	6.43%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	6.02%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	Z	5.19%
Alger Small Cap Growth Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	A	8.51%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	A	6.55%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	A	5.93%
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	A	5.04%

Name and Address	Fund Classes	Percentage of Total Shares Held
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	B	81.00%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	20.33%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	18.71%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	C	14.70%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	7.30%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	6.25%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	C	6.08%
TIAA Trust NA As CUST TTEE of Retirement Plans ATTN: Fund Operations 8500 Andrew Carnegie Blvd. Charlotte, NC 28262	Y	88.31%
J P Morgan Securities LLC Omnibus Account 3rd Floor Mutual Fund Department 4 Chase Metrotech Ctr. Brooklyn, NY 11245	Y	8.24%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	Z	26.36%
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	14.60%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	Z	13.91%

Name and Address	Fund Classes	Percentage of Total Shares Held
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	Z	10.27%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	8.27%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	Z	5.56%
Alger Small Cap Focus Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	A	13.20%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	A	11.91%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	A	10.33%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	A	6.42%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	A	5.76%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	27.15%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	C	10.87%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	9.47%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	9.22%

Name and Address	Fund Classes	Percentage of Total Shares Held
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	C	9.06%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	7.71%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	C	7.22%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	C	6.15%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	I	45.96%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	I	11.67%
Matrix Trust Company FBO Twin City Pipe Trades Pension Supply P.O. Box 52129 Phoenix, AZ 85072	Y	42.22%
Empower Trust FBO Employee Benefit Clients 401K 8515 E Orchard Rd, 2T2 Greenwood Village, CO 80111	Y	11.97%
Northern Trust Co. FBO SWMF TR P.O. Box 92956 Chicago, IL 60675	Y	10.27%
MAC Attn: Mutual Fund Operations Room 151-1010 Pittsburgh, PA 15258	Y	9.47%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	Z	16.01%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	Z	13.52%

Name and Address	Fund Classes	Percentage of Total Shares Held
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	11.14%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main St. San Francisco, CA 94105	Z	9.47%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	Z	8.54%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	Z	7.49%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	6.37%
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086	Z	5.92%
Alger Health Sciences Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	A	11.07%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	A	9.67%
Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lk. Dr. E, 2nd Fl. Jacksonville, FL 32246	A	8.47%
Charles Schwab & Co., Inc. ATTN: Mutual Fund Ops 211 Main St. San Francisco, CA 94105	A	7.95%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	A	5.80%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	26.14%

Name and Address	Fund Classes	Percentage of Total Shares Held
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	13.35%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	11.56%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	C	9.77%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	6.54%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	C	5.64%
LPL Financial 4707 Executive Drive San Diego, CA 92121	Z	17.08%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	Z	16.96%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	Z	14.91%
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	11.48%
Charles Schwab & Co., Inc. ATTN: Mutual Fund Ops 211 Main St. San Francisco, CA 94105	Z	6.47%
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086	Z	5.07%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	5.00%

Alger Growth & Income Fund
Name and Address	Fund Classes	Percentage of Total Shares Held
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	A	12.73%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	A	10.29%
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	A	5.83%
Morgan Stanley For the Exclusive Benefit of its Customers 1 New York Plz., Fl. 12 New York, NY 10004	A	5.52%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	A	5.52%
Charles Schwab & Co., Inc. ATTN: Mutual Fund Ops 211 Main St. San Francisco, CA 94105	A	5.44%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	C	20.23%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	C	16.08%
Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	C	10.61%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	C	9.86%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	C	8.86%
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086	C	7.40%
RBC Capital Markets LLC Mutual Fund Omnibus Processing ATTN Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401	C	5.31%

Name and Address	Fund Classes	Percentage of Total Shares Held
American Enterprise Inv. Svcs. 707 2nd Ave. S. Minneapolis, MN 55402	Z	22.61%
LPL Financial Omnibus Customer Account ATTN: Mutual Fund Trading 9785 Towne Centre Drive San Diego, CA 92121	Z	13.79%
National Financial Services For Exclusive Benefit of our Customers ATTN: Mutual Funds Dept, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310	Z	13.05%
Raymond James and Associates Inc. Omnibus for Mutual Funds 880 Carillon Pkwy. St. Petersburg, FL 33716	Z	11.56%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	Z	11.49%
Wells Fargo Bank Special Custody Acct 2801 Market St. Saint Louis, MO 63103	Z	8.44%
Alger 35 Fund
Name and Address	Fund Class	Percentage of Total Shares Held
J P Morgan Securities LLC Omnibus Account 3rd Floor Mutual Fund Department 4 Chase Metrotech Ctr. Brooklyn, NY 11245	Z	64.87%
Brown Brother Harriman and Co. FBO The Alger Portfolios, Alger Large Cap Growth Portfolio 140 Broadway New York, NY 10005	Z	21.47%
Charles Schwab & Co., Inc. Special Custody Acct FBO Customers ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105	Z	10.10%
As of January 31, 2024, the following principal holders owned 25% or more of the total outstanding shares of each Fund. Such ownership may be beneficially held by individuals or entities other than the owner listed.
Alger International Focus Fund
Name and Address	Percentage of Total Shares Held
Wuerttembergische LV AG c/o BSW-RWF/AS Sicherungsvermoegen Postfach D-71630 Ludwigsburg Germany	34.64%

Alger 35 Fund
Name and Address	Percentage of Total Shares Held
J P Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 3rd Fl Mutual Fund Department 4 Chase Metrotech Ctr Brooklyn, NY 11245	64.87%
Organization

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the “Trust Agreement”). Alger Money Market Portfolio commenced operation on November 11, 1986 and was terminated on February 28, 2011. Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. Alger Balanced Portfolio commenced operations on June 1, 1992, and became Alger Growth & Income Fund on March 11, 2011. Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. On December 31, 1996, Class A Shares were added to all existing series of the Trust. Class A shares have an initial sales charge. The previously existing shares in those series, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On September 29, 2000, Alger Growth Portfolio was renamed Alger LargeCap Growth Portfolio. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger Small Cap and Mid-Cap Growth Portfolio commenced operations on May 8, 2002. The name of each existing series of the Trust was changed from “Portfolio” to “Fund” on February 24, 2004. Alger Growth Opportunities Fund commenced operations on March 3, 2008, and changed its name to Alger Small Cap Focus Fund on August 7, 2015. Alger SmallCap and Mid-Cap Growth Fund changed its name to Alger SMid Cap Growth Fund on July 1, 2008. Alger Convertible Fund commenced operations on January 9, 2009 and was terminated on February 28, 2011. On March 1, 2010, spaces were added to the names of Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, and Alger Small Cap Growth Fund. On May 31, 2013, Alger Large Cap Growth Fund became Alger International Growth Fund. Certain series of the Trust began offering Class Y Shares on February 28, 2017. Alger SMid Cap Growth Fund changed its name to Alger SMid Cap Focus Fund on August 30, 2017. Alger 25 Fund commenced operations, offering Class P shares on December 28, 2017, and began offering Class P-2 Shares on October 15, 2018. Alger 35 Fund commenced operations, offering Class P Shares on March 28, 2018 and began offering Class P-2 Shares on October 15, 2018. On August 15, 2018, Alger International Growth Fund became Alger International Focus Fund. Alger SMid Cap Focus Fund changed its name to Alger Weatherbie Specialized Growth Fund on September 30, 2019. Alger Mid Cap Focus Fund commenced operations on June 14, 2019, began offering Class Y Shares on March 1, 2021, and began offering Class A and C Shares on July 29, 2021. Alger Capital Appreciation Fund closed its Class B Shares on June 1, 2020. Alger 25 Fund merged its Class P-2 Shares into Class P shares and subsequently reclassified its Class P Shares as Class Z Shares on March 1, 2021. On May 7, 2021, Alger 25 Fund merged into Alger 35 Fund in a tax free exchange of shares and the Alger 25 Fund was subsequently terminated. Immediately thereafter, the Class P Shares of the Alger 35 Fund were reclassified as Class Z Shares. After the close of business on October 29, 2021, Class P-2 Shares of the Alger 35 Fund were converted into Class Z Shares. Alger Weatherbie Enduring Growth Fund commenced operations on December 17, 2021 and was liquidated on April 21, 2023.
The word “Alger” in the Trust’s name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust’s license to use the word “Alger” in its name when Alger Management ceases to act as the Trust’s investment manager.
The Class A, B, C, I, Y and Z Shares differ in that: (a) each class has a different class designation; (b) the Class A Shares are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) each of Class A, B, C and I Shares are subject to different distribution and/or service fees under the Plans; (e) Class Y and Z Shares are not subject to distribution and/or service fees; (f) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (g) the exchange privileges and conversion rights of each class differ from those of the others.

Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust’s Declaration of Trust.
Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust’s outstanding shares.
Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights, except that Class B and Class C Shares automatically convert to Class A Shares after specified periods. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another; see also item (f) in the third preceding paragraph. Physical share certificates are not issued for shares of a Fund.
Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires the Trustees to use their best efforts to ensure that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
The Trust is an open-end management investment company. Each of the Funds, other than Alger 35 Fund, Alger Concentrated Equity Fund and Alger Artificial Intelligence Fund, is classified as a “diversified” investment company under the 1940 Act. A “diversified” investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government and other investment companies) to no more than 5% of the investment company’s total assets. The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund’s assets, similar to the requirement stated above.
Proxy Voting Policies and Procedures

The Board has delegated authority to vote all proxies related to the Funds’ portfolio securities to Alger Management, the Funds’ investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Funds, and is responsible for voting proxies of all foreign and domestic securities held in the Funds. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.
Alger Management receives and considers the recommendations of Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider and registered investment adviser. ISS issues voting recommendations and casts votes on the proxies based on pre-determined proxy voting guidelines intended to vote proxies in the clients’ best interests, which are summarized in Appendix A to the SAI. Currently Alger Management has instructed ISS to base its recommendations on ISS’ Socially Responsible Investment Proxy Voting Guidelines. Alger Management has a process in place to override ISS’ voting recommendations.
If a country’s laws allow a company to block the sale of shares in advance of a shareholder meeting, Alger Management will generally not vote in the shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Although Alger Management considers proxy voting to be an important shareholder right, Alger Management will generally not impede its ability to trade in a stock in order to vote at a shareholder meeting. If a company will not block the sale of its shares in connection with the meeting, Alger Management will follow its proxy voting policies and procedures.
To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS’ proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.
Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Alger Management’s behalf, maintains records of proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and documents prepared by Alger Management that were material to making a voting decision.
No later than August 31st each year, the Funds’ proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and on the Funds’ website and on the SEC’s website at http://www.sec.gov.
Appendix A to the SAI provides an executive summary of ISS’ SRI Proxy Voting Guidelines.
Financial Statements

The Trust’s audited financial statements and the notes thereto in each Fund’s annual report to shareholders for the fiscal year ended October 31, 2023 (the “2023 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2023 Annual Report are incorporated by reference herein. The financial statements included in the 2023 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance under the report of such firm given their authority as experts in accounting and auditing. Additional copies of the 2023 Annual Report may be obtained by telephoning (800) 992-3863.
Potential Conflicts of Interest

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.
Summary
Alger Management is under common ownership with Weatherbie Capital, LLC, a registered investment adviser based in Boston, Massachusetts, Redwood Investments, LLC, a registered investment adviser based in Newton, Massachusetts, and Alger Management, Ltd., a UK registered investment adviser. Alger Management provides significant management, distribution, administration, back-office, legal and compliance, and trading support for Weatherbie Capital, LLC, Redwood Investments, LLC and Alger Management, Ltd. Weatherbie Capital, LLC and Redwood Investments, LLC each serve as a sub-adviser for a number of Alger Management accounts, including certain of the Alger Family of Funds. Alger Management serves as a sub-adviser to Alger Management, Ltd. for certain accounts, including as sub-portfolio manager for Alger SICAV.
Alger Management is also under common ownership with Alger LLC, a registered broker-dealer. Alger LLC serves as the principal underwriter for the Funds, as a placement agent for certain private funds managed by Alger Management, and as a broker-dealer for U.S. listed equity securities trades placed on behalf of certain clients of Alger Management, and provides distribution support to Alger

Management, Ltd. for the Alger SICAV. Alger LLC does not conduct public brokerage business and substantially all of its transactions are for those Alger Management clients who authorize Alger Management to use Alger LLC as a broker, provided that relevant regulations that govern their accounts allow it. Alger LLC does not act as principal in any client trade nor does it underwrite the offering of securities (except as the principal underwriter for the Funds). On a regular basis, Alger Management evaluates whether the commissions, rates and fees charged by Alger LLC are commercially reasonable. Certain employees and officers of Alger Management serve as registered representatives and principals of Alger LLC.
In addition to serving as investment adviser of the ETFs and mutual funds in the Alger Family of Funds, Alger Management is the investment manager for Alger Dynamic Return Fund and Alger Life Sciences Innovation Fund, each of which is a privately offered fund. Alger Management serves as the sub-portfolio manager for Alger SICAV, a publicly offered fund registered in Luxembourg, other jurisdictions in the European Union, Switzerland, the United Kingdom, Japan, Korea, and Singapore. Not all sub-funds of the Alger SICAV are registered in these jurisdictions. Alger Management also serves as a sub-adviser to third-party registered and private funds, as well as bank collective investment trusts. From time to time, FAM, its affiliates or a related person (“Alger Affiliates”) may own significant stakes in one or more of the above entities.
From time to time, Alger Management, Alger LLC, Weatherbie Capital, LLC, Redwood Investments, LLC, Alger Group Holdings, or Alger Associates, or other affiliated persons may hold controlling positions in certain pooled investment vehicles, such that they are considered affiliates.
Conflicts as a Result of the Manager’s Other Affiliates
Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Funds directly and indirectly invest. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Funds.
As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Client Recommendations. Alger Management may recommend to clients that they purchase interests in certain funds for which Alger Management serves as investment adviser or sub-adviser and in which Alger Management and related persons have a financial interest. Alger Management and such related persons will fully disclose such financial interests to all clients to which such recommendations are given in accordance with applicable regulation.
Selection of Administrative and Other Service Providers. Alger Affiliates currently provide administrative services, shareholder services, brokerage and other account services to the Funds. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.
In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, in-source or outsource certain processes or functions that it provides in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to in-source or outsource, which entity to outsource to, and the fees charged by Alger Affiliates or the third party. Alger Management maintains policies designed to mitigate the conflicts described herein; however, such policies may not fully address all situations described above.
Information Alger Management May Receive. Alger Management and its affiliates may have or be deemed to have access to information about certain markets, investments and funds because of Alger Affiliates’ brokerage and other activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by a Fund, or acquire certain positions on behalf of a Fund. Moreover, Alger

Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Funds. Alger Management maintains policies designed to prevent the disclosure of such information; however, such policies may not fully address situations described above.
Resources Shared Among Alger Affiliates. Alger Management shares certain resources with, receives certain services from, and provides certain services to various Alger Affiliates. Such relationships may present conflicts with Alger Management’s provision of advisory services to its clients, including the Funds.
Allocation Issues
Conflicts can emerge due to how Alger Management manages accounts or funds and allocates investment opportunities. To treat all clients reasonably in light of all factors relevant to managing an account, aggregated trades will generally be allocated pro rata among the accounts, including the Funds, whenever possible. There are exceptions to this practice, however, as described below:
Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Funds, as it determines in its sole discretion.
Availability of Investments. The availability of certain investments such as IPOs or private placements may be limited. In such cases, all accounts (including the Funds) may not receive an allocation, and the performance of accounts which receive such allocations may be higher or lower than other accounts.
Alger Management, as a general practice, allocates IPOs and other limited availability investments pro rata among eligible accounts (including the Funds) as requested by portfolio managers and in accordance with applicable policies and procedures. An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, is considered an Alger Affiliate, is so large that the allocation is determined to be insignificant, or is so small that it would receive little or no allocation. Moreover, Alger Affiliates accounts may receive an allocation of an opportunity not allocated to other accounts.
Differing Guidelines, Objectives and Time Horizons. Because accounts (including the Funds) are managed according to different strategies and individual client guidelines, certain accounts may not be able to participate in a transaction or strategy employed by Alger Management.
Actions taken by one account could affect others. A sale of securities by one account may cause a decline in the market value of those securities and other securities of the same issuer, having a material adverse effect on the performance of other accounts (including the Funds) that hold those securities and do not sell such positions.
Alger Management may also develop and implement new investment approaches, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the approach is consistent with the objectives of all accounts. Alger Management may make decisions regarding the allocation of new investment approaches based on such factors as strategic fit and other portfolio management considerations, including an account’s capacity for such approach, the liquidity of the approach and its underlying instruments, the account’s liquidity, the business risk of the approach relative to the account’s overall portfolio make-up, the effectiveness of, or return expectations from, the approach for the account, and any such other factors as Alger Management deems relevant in its sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular approach will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the approach and the availability of other approaches for the account.
Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more account (including a Fund) invests in different classes of securities of the same issuer. As a result, one or more accounts may pursue or enforce rights with respect to a particular issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. For example, if an account holds debt securities of an issuer and a Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more accounts, the Fund, or Alger Affiliates. The Funds may be negatively impacted by Alger Affiliates’ and other accounts’ activities, and transactions for the Funds may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other accounts not pursued a particular course of action with respect to the issuer of the securities.
Conflicts Related to Timing of Transactions.  While Alger Management will aggregate trades on behalf of similarly situated clients (including the Funds), there are instances when Alger Management places a trade ahead of, or contemporaneously with, trades for another account. In such cases, market impact, liquidity constraints, or other factors could result in the second account receiving less favorable trading results. The costs of implementing trades could be increased or the other account could otherwise be disadvantaged.
Although investment recommendations can apply to securities held across multiple strategies and held in multiple individual accounts, each account is managed separately. While Alger Management will use reasonable efforts to obtain timely execution across all accounts that may be affected by an investment recommendation, there can be no guarantee that such investment recommendation will be implemented simultaneously. It is possible that prior execution for or on behalf of an account or group of accounts could adversely affect the prices and availability of the securities and instruments for other accounts that later seek to trade the same securities or instruments.
Alger Management can delay an order for one account or group of accounts to allow portfolio managers of other strategies to participate in the same trade. In some instances, internal policies designed to facilitate trade aggregation may result in delays in placing trades, which may adversely affect trade execution.
Cross Transactions. From time to time and for a variety of reasons, certain accounts may buy or sell positions in a particular security while a Fund is undertaking the opposite strategy, which could disadvantage the Fund. To reduce this negative impact, when permitted by applicable law and when otherwise practical to do so, the accounts will enter into “cross transactions.” A cross transaction, or cross trade, occurs when the Manager causes a Fund to buy a security from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected in accordance with applicable law.
Valuation of Assets. Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which a Fund may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.
Certain securities and other assets in which the Funds may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Funds. Such securities and other assets may constitute a substantial portion of a Fund’s investments. Alger Management’s risk of misstating the value of securities is greater with respect to illiquid securities like those just described.
Alger Affiliates may hold proprietary positions in a Fund. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.
Regulatory Conflicts. From time to time, the activities of the Funds may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Funds, which could result in less favorable execution of trades and may impact the performance of the Funds.
Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Funds and Alger Management as well as for other Alger Affiliates. Such situations could arise if Alger Affiliates serve as directors of companies the securities of which a Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management’s investment advisory business and Alger Affiliates’ businesses, the larger the potential that these restricted list policies will impact the performance of the Funds.

Other Potential Conflicts Relating to the Management of the Fund by the Manager
Potential Conflicts Relating to Alger Affiliates’ Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management or Alger Affiliates may invest in equity or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Funds and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Funds including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.
The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds’ portfolio transactions. Alger Management has adopted a code of ethics (the “Code of Ethics”) and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Funds. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
Potential Conflicts in Connection With Proxy Voting
Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Funds, and to help ensure that such decisions are made in accordance with Alger Management’s fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management’s conflict of interest is, the importance placed on exercising a client’s right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “Proxy Voting Policies and Procedures.”
Conflicts in Connection with Sales-Related Incentives
While Alger Management does not receive compensation for sales of its accounts (including the Funds), Alger LLC serves as the principal underwriter for the Funds and, in some cases, receives an asset-based fee for distribution and/or shareholder servicing from the Funds. Alger LLC will also receive fees related to contingent deferred sales charges of certain share classes of the Funds. In addition, Alger LLC may act as a placement agent for certain private funds managed by Alger Management and its affiliates, and may receive compensation for such services from Alger Management, its affiliates or the private funds.
Alger LLC sales personnel receive commission-based compensation for the sale of products or services for which Alger Management serves as an adviser. Such commission-based compensation may be higher for some products or services than others and thus the incentive to sell those products may be greater. This practice may present a conflict of interest and give Alger LLC sales personnel an incentive to recommend investment products based on the commission they would receive, rather than on a client’s needs. However, Alger LLC provides regular employee training to sales personnel on their responsibility to put clients’ best interests first when recommending investment products. Clients have the option to purchase investment products that Alger LLC sales personnel recommend through other brokers or agents that are not affiliated with Alger Management.
Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Funds may receive fees from Alger Affiliates or the Funds in connection with the distribution of shares in the Funds or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, ETFs or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates’ membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates’ personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.
To the extent permitted by applicable law, Alger Affiliates or the Funds may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote client/Alger Affiliates accounts, the Funds and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates’ assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Funds, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Funds, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Funds, client/Alger Affiliates accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Funds, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.
The payments made by Alger Affiliates or the Funds may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.
Potential Conflicts in Connection with Brokerage Transactions
Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one account (including the Funds), it has the option to aggregate these orders.
When trades are aggregated prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices are generally averaged, and a participating account will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of an individual account.
Orders to purchase or sell the same security are often not aggregated. This may be the case when there is a reasonable distinction between or among the orders. For example, orders without specific price requirements do not have to be aggregated with orders that are to be executed at a specific price. Also, certain accounts may be excluded from an aggregated trade if an account or accounts have a greater relative need to trade separately from other accounts due to legal, risk, tax, or other investment considerations.
Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise when orders are aggregated. Alger Management may aggregate trades for its clients (including the Funds) and Alger Affiliates in private placements pursuant to internally developed procedures. In such cases, FAM will negotiate the material terms of such investments, including the price of such investments, and will prepare a written allocation statement reflecting the allocation of the private securities
Soft Dollars. Alger Management primarily relies on its in-house research to provide buy and sell recommendations. However, Alger Management does acquire research services provided by third party vendors, some of which it pays for with brokerage fees and commissions, sometimes referred to as “soft dollars.” The services that Alger Management may receive include: management meetings; conferences; research on specific industries; research on specific companies; macroeconomic analyses; analyses of national and international events and trends; access to experts on a particular sector, industry or security; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; general research services (i.e. Bloomberg, FactSet); alternative data subscriptions.
Consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), Alger Management will sometimes select brokers that charge higher commissions to provide brokerage and research services than would be charged by brokers providing trade execution services only. This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients’ interest in receiving the most favorable execution.
Alger Management periodically monitors execution and commission rates for trades placed with such brokers to assess the overall quality of such trade executions versus comparable trades with non “soft dollar” brokers. Research or other services obtained in this manner is used in servicing any or all of the Funds and other accounts. This includes accounts other than those that pay commissions to the broker providing soft dollar benefits. Therefore, such products and services may disproportionately benefit certain client/Alger Affiliates accounts, including the Funds, to the extent that the commissions from such accounts are not used to purchase such services.
Alger Management has entered into commission sharing arrangements, which enable Alger Management to aggregate commissions at a particular broker-dealer. Alger Management can then direct that particular broker-dealer to pay various other broker-dealers from this pool of aggregate commissions for research and research services the broker-dealers have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.

In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Appendices

Appendix A: Executive Summary of SRI Proxy Voting Guidelines
Introduction
ISS’ Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner.
These dual objectives carry through to socially responsible investors' proxy voting activity once the security selection process is completed. In voting their shares, socially responsible shareholders are concerned not only with sustainable economic returns to shareholders and good corporate governance but also with the ethical behavior of corporations and the social and environmental impact of their actions.
Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, Social Advisory Services takes as its frame of reference policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual fund companies. Additionally, Social Advisory Services incorporates the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
On matters of corporate governance, executive compensation, and corporate structure, Social Advisory Services guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.
The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. There may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that Social Advisory Services closely examines the merits of each proposal and considers relevant information and company-specific circumstances in arriving at Social Advisory Services’ recommendations. ISS follows Alger Management’s proxy voting policies and procedures when voting proxies of securities held by the Funds, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social, and corporate governance topics, in addition to evolving market standards, regulatory changes, and client feedback.
Management Proposals
Board of Directors
Social Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be composed of a majority of independent directors and key board committees should be composed entirely of independent directors. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Directors are ultimately responsible to the corporation’s shareholders. The most direct expression of this responsibility is the requirement that directors be elected to their positions by the shareholders.
Social Advisory Services will generally oppose all director nominees if the board is not majority independent and will vote against or withhold from non-independent directors who sit on key board committees. Social Advisory Services will also vote against or withhold from incumbent members of the nominating committee, or other directors on a case-by-case basis, where the board is not comprised of at least 40% underrepresented gender identities (which include directors who identify as women or as non-binary) or at least 20% racially or ethnically diverse directors. The election of directors who have failed to attend a minimum of 75% of board and committee meetings held during the year will be opposed.

Furthermore, Social Advisory Services will vote against or withhold from a director nominee who serves on an excessive number of boards. A non-CEO director will be deemed "overboarded" if they sit on more than five public company boards while CEO directors will be considered as such if they serve on more than two public company boards besides their own.
In addition, Social Advisory Services will generally vote against or withhold from directors individually, committee members, or potentially the entire board, for failure to adequately guard against or manage ESG risks or for lack of sustainability reporting in the company's public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks. For companies that are significant greenhouse gas (GHG) emitters (defined as those on the current Climate Action 100+ Focus Group list), through their operations or value chain, Social Advisory Services will generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where Social Advisory Services determines that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.
Social Advisory Services supports requests asking for the separation of the positions of chairman and CEO, opposes the creation of classified boards, and reviews proposals to change board size on a case-by-case basis. Social Advisory Services also generally supports shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Social Advisory Services may vote against or withhold from directors at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.
Board Responsiveness
Social Advisory Services will vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if the board fails to act on a shareholder proposal that received the support of a majority of the shares in the previous year. When evaluating board responsiveness issues, Social Advisory Services takes into account other factors, including the board’s failure to act on takeover offers where the majority of shares are tendered; if at the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Auditors
While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, Social Advisory Services believes that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Social Advisory Services will vote against the ratification of the auditor in cases where non-audit fees represent more than 25% of the total fees paid to the auditor in the previous year. Social Advisory Services supports requests asking for the rotation of the audit firm, if the request includes a timetable of five years or more.
Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders’ ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Social Advisory Services will generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Social Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.

Miscellaneous Governance Provisions
Social Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case-by-case basis, taking into account the impact on shareholder rights.
Capital Structures
Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Social Advisory Services supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Social Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s prior or ongoing use of share authorizations and elements of the current request.
Executive and Director Compensation
The global financial crisis has resulted in significant erosion of shareholder value and highlighted the need for greater assurance that executive compensation is principally performance-based, fair, reasonable, and not designed in a manner that would incentivize excessive risk-taking by management. The crisis has raised questions about the role of pay incentives in influencing executive behavior and motivating inappropriate or excessive risk-taking and other unsustainable practices that could threaten a corporation‘s long-term viability. The safety lapses that led to the disastrous explosions at BP’s Deepwater Horizon oil rig and Massey Energy’s Upper Big Branch mine, and the resulting unprecedented losses in shareholder value; a) underscore the importance of incorporating meaningful economic incentives around social and environmental considerations in compensation program design, and; b) exemplify the costly liabilities of failing to do so.
Social Advisory Services evaluates executive and director compensation by considering the presence of appropriate pay-for-performance alignment with long-term shareholder value, compensation arrangements that risk “pay for failure,” and an assessment of the clarity and comprehensiveness of compensation disclosures. Shareholder proposals calling for additional disclosure on compensation issues or the alignment of executive compensation with social or environmental performance criteria are supported, while shareholder proposals calling for other changes to a company’s compensation programs are reviewed on a case-by-case basis.
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (Say on Pay), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Social Advisory Services will vote against Say on Pay proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.
Social Advisory Services will evaluate whether pay quantum is in alignment with company performance, and consideration will also be given to whether the proportion of performance-contingent pay elements is sufficient in light of concerns with a misalignment between executive pay and company performance.
Social Advisory Services will vote case-by-case on certain equity-based compensation plans depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach.
Mergers and Corporate Restructurings
Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case-by-case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.

Mutual Fund Proxies
There are a number of proposals that are specific to mutual fund proxies, including the election of trustees, investment advisory agreements, and distribution agreements. Social Advisory Services evaluates these proposals on a case-by-case basis taking into consideration recent trends and best practices at mutual funds.
Shareholder Proposals
Shareholder Proposals on Corporate Governance and Executive Compensation
Shareholder proposals topics include, among others, board-related issues, takeover defenses and shareholder rights, and executive and director compensation. Each year, shareholders file numerous proposals that address key issues regarding these topics. Social Advisory Services evaluates these proposals from the perspective that good corporate governance practices can have positive implications for a company and its ability to maximize shareholder value. Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported. Social Advisory Services supports initiatives that seek to strengthen the link between executive pay and performance, including performance elements related to corporate social responsibility.
Shareholder Proposals on Social and Environmental Topics
Shareholder resolutions on social and environmental topics include workplace diversity and safety topics, codes of conduct, labor standards and human rights, the environment and energy, weapons, consumer welfare, and public safety.
Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than they have in the past. In addition to the moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of their potential impact on the economic performance of the company. Among the reasons for this change are:
•
The number and variety of shareholder resolutions on social and environmental issues has increased;
•
Many of the sponsors and supporters of these resolutions are large institutional shareholders with significant holdings, and therefore, greater direct influence on the outcomes;
•
The proposals are more sophisticated – better written, more focused, and more sensitive to the feasibility of implementation; and
•
Investors now understand that a company’s response to social and environmental issues can have serious economic consequences for the company and its shareholders.
Social Advisory Services generally supports requests for additional disclosures that would allow shareholders to better assess the board and management's oversight of risks in the company’s operations. Social Advisory Services will closely evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. Social Advisory Services supports shareholder proposals that seek to improve a company’s public image or reduce its exposure to liabilities and risks.

Appendix B: Credit Ratings
Description of certain rating categories assigned by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”), Dominion Bond Rating Service Limited (“DBRS”) and A. M. Best Company, Inc. (“Best”).
Commercial Paper and Short-Term Ratings
The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.
The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody’s. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.
Bond and Long-Term Ratings S&P
Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P’s highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
S&P’s BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.
Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or B rating.

MOODY’S
Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody’s highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.
Moody’s Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Bonds rated Ba by Moody’s are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
Bonds rated B by Moody’s generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH
Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.
Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
Fitch’s BB-rated bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
Fitch’s B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DBRS
Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
Bonds rated “B” are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
A.M. Best
The issuer of long-term debt rated aaa has, in A.M. Best’s opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.
The issuer of bb-rated long-term debt has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Distributor:
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Sub-Advisers:
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110

Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, Massachusetts 02458
Transfer Agent:
UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53201-2175
Custodian Bank:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
Independent Registered Public
Accounting Firm:
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112
Counsel:
Kirkland & Ellis LLP
601 Lexington Avenue
New York, New York 10022
The Alger Funds
STATEMENT OF
ADDITIONAL
INFORMATION
March 1, 2024

TAFSAI

PART C
OTHER INFORMATION
Item 28.
EXHIBITS
Exhibit No.	Description of Exhibit
(a)	Articles of Incorporation:
(a-1)
Amended and Restated Declaration of Trust of The Alger Funds (“Registrant”), dated September 13, 2012
(Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement
on Form N-1A (the “Registration Statement”), filed with the SEC on February 22, 2013)

(a-2)
Amendment to Declaration of Trust, dated May 21, 2013 (Alger International Growth Fund) (Incorporated
by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on
February 28, 2020)

(a-3)
Amendment to Declaration of Trust, dated August 7, 2015 (Alger Small Cap Focus Fund) (Incorporated by
reference to Post-Effective Amendment No. 86 to the Registration Statement, filed with the SEC on August
7, 2015)

(a-4)
Amendment to Declaration of Trust, dated August 7, 2017 (Alger SMid Cap Focus Fund) (Incorporated by
reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on
February 28, 2020)

(a-5)
Amendment to Declaration of Trust, dated December 26, 2017 (Alger 25 Fund) (Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement, filed with the SEC on December 28,
2017)

(a-6)
Amendment to Declaration of Trust, dated March 22, 2018 (Alger 35 Fund) (Incorporated by reference to
Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March 28, 2018)

(a-7)
Amendment to Declaration of Trust, dated August 9, 2018 (Alger International Focus Fund) (Incorporated
by reference to Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on
December 18, 2020)

(a-8)
Amendment to Declaration of Trust, dated November 15, 2018 (Alger Mid Cap Focus Fund) (Incorporated
by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on
February 28, 2020)

(a-9)
Amendment to Declaration of Trust, dated September 24, 2019 (Alger Weatherbie Specialized Growth
Fund) (Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(a-10)
Amendment to Declaration of Trust, dated December 18, 2020 (Alger Mid Cap Focus Fund) (Incorporated
by reference to Post-Effective Amendment No. 132 to the Registration Statement, filed with the SEC on
February 26, 2021)

(a-11)
Amendment to Declaration of Trust, dated February 23, 2021 (Alger 25 Fund) (Incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement, filed with the SEC on February 26,
2021)

(a-12)
Amendment to Declaration of Trust, dated September 17, 2018 (Alger 35 Fund) (Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “N-14
Registration Statement”), filed on May 7, 2021)

(a-13)	Amendment to Declaration of Trust, dated May 7, 2021 (Alger 35 Fund) (Incorporated by reference to Post- Effective Amendment No. 1 to the N-14 Registration Statement, filed on May 7, 2021)
(a-14)
Certificate of Termination of the Amended and Restated Certificate of Designation for Alger 25 Fund,
dated May 10, 2021 (Incorporated by reference to Post-Effective Amendment No. 1 to the N-14
Registration Statement, filed on May 7, 2021)

(a-15)
Amendment to Declaration of Trust, dated May 12, 2021 (Alger Mid Cap Focus Fund) (Incorporated by
reference to Post-Effective Amendment No. 134 to the Registration Statement, filed with the SEC on July
28, 2021)

(a-16)
Amendment to Declaration of Trust, dated September 22, 2021 (Alger Weatherbie Enduring Growth Fund)
(Incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16, 2021)

Exhibit No.	Description of Exhibit
(a-17)
Amendment to Declaration of Trust, dated September 22, 2021 (Alger Small Cap Growth Fund)
(Incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16, 2021)

(a-18)
Amendment to Declaration of Trust, dated September 22, 2021 (Alger 35 Fund) (Incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16,
2021)

(a-19)
Amendment to Declaration of Trust, dated April 21, 2023 (Alger Weatherbie Enduring Growth Fund)
(Incorporated by reference to Post-Effective Amendment No. 145 to the Registration Statement, filed with the SEC on December 26, 2023)

(b)
By-laws: Amended and Restated By-laws of Registrant dated December 7, 2004 (Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement, filed with the SEC on February 18,
2005)

(c)	Instruments Defining Rights of Security Holders: See Exhibits (a-1) and (b)
(d)	Investment Advisory Contracts:
(d-1)
Investment Advisory Agreement between Registrant and Fred Alger Management, LLC (“FAM”), dated
February 14, 2007 (Incorporated by reference to Post-Effective Amendment No. 47 to the Registration
Statement, filed with the SEC on February 26, 2007)

(d-2)
Amendment to Investment Advisory Agreement (Alger 35 Fund), dated March 22, 2018 (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March
28, 2018)

(d-3)
Amendment to Investment Advisory Agreement (Alger 35 Fund), dated September 17, 2018 (Incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement, filed with the SEC on
October 15, 2018)

(d-4)
Amendment to Investment Advisory Agreement, dated September 17, 2019 (Incorporated by reference to
Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28,
2020)

(d-5)
Amendment to Investment Advisory Agreement, dated September 29, 2020 (Incorporated by reference to
Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18,
2020)

(d-6)
Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated January 4, 2021
(Incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement, filed with the SEC on February 26, 2021)

(d-7)
Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated September 22, 2021
(Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)

(d-8)	Contract to Support Fee Waiver/Expense Reimbursement (filed herewith)
(d-9)
Contract to Support Fee Waiver/Expense Reimbursement (Alger 35 Fund) (Incorporated by reference to
Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23,
2021)

(d-10)
Form of Sub-Advisory Agreement between FAM and Weatherbie Capital, LLC (“WC”) (Incorporated by
reference to Post-Effective Amendment No. 95 to the Registration Statement, filed with the SEC on March
1, 2017)

(d-11)	Amendment to WC Sub-Advisory Agreement, dated September 29, 2020 (Incorporated by reference to Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18, 2020)
(d-12)	Amendment to WC Sub-Advisory Agreement, dated September 22, 2021 (Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)
(d-13)	Amendment to WC Sub-Advisory Agreement, dated December 6, 2022 (Incorporated by reference to Post- Effective Amendment No. 143 to the Registration Statement, filed with the SEC on February 27, 2023)
(d-14)	Sub-Advisory Agreement between FAM and Redwood Investments, LLC, dated February 1, 2024 (filed herewith)

Exhibit No.	Description of Exhibit
(e)	Underwriting Contracts:
(e-1)
Amended and Restated Distribution Agreement between Registrant and Fred Alger & Company, LLC, dated May 19, 2015 (Incorporated by reference to Post-Effective Amendment No. 129 to the Registration
Statement, filed with the SEC on February 28, 2020)

(e-2)	Amendment to Distribution Agreement, dated September 29, 2020 (Incorporated by reference to Post- Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18, 2020)
(f)	Bonus or Profit Sharing Contracts: Not applicable.
(g)	Custodian Agreements:
(g-1)	Custody Agreement between Registrant and The Bank of New York Mellon (“BNY”), dated June 1, 2023 (filed herewith)
(g-2)	Foreign Custody Manager Agreement between Registrant and BNY, dated June 1, 2023 (filed herewith)
(h)	Other Material Contracts:
(h-1)
Shareholder Administrative Services Agreement among FAM, Registrant, et. al. effective February 28, 2005
(Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement, filed with the SEC on February 18, 2005)

(h-2)
Amendment No. 1 to Shareholder Administrative Services Agreement, effective June 30, 2007
(Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-3)
Amendment No. 2 to Shareholder Administrative Services Agreement, effective June 30, 2010
(Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-4)
Amendment No. 3 to Shareholder Administrative Services Agreement, effective Dec. 29, 2010
(Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement, filed with the SEC on February 22, 2012)

(h-5)
Amendment No. 4 to Shareholder Administrative Services Agreement, effective August 1, 2016
(Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-6)
Amendment No. 5 to Shareholder Administrative Services Agreement, effective December 28, 2017
(Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-7)
Amendment No. 6 to Shareholder Administrative Services Agreement, effective September 29, 2020
(Incorporated by reference to Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18, 2020)

(h-8)
Amendment No. 7 to Shareholder Administrative Services Agreement, effective September 22, 2021
(Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)

(h-9)
Transfer Agency Agreement Between Certain Investment Companies Managed by FAM (including
Registrant) and UMB Fund Services, Inc., dated October 5, 2019 (Incorporated by reference to Post-
Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-10)	Amendment to Transfer Agency Agreement, dated October 1, 2021 (Incorporated by reference to Post- Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16, 2021)
(h-11)	Amendment to Transfer Agency Agreement, dated October 5, 2022 (Incorporated by reference to Post- Effective Amendment No. 143 to the Registration Statement, filed with the SEC on February 27, 2023)
(h-12)
Fund Administration Agreement between FAM and Registrant, dated September 22, 2021 (Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on
September 23, 2021)

(h-13)	Fund Administration and Accounting Agreement between Registrant and BNY, dated June 1, 2023 (filed herewith)
(h-14)	Securities Lending Authorization Agreement between Registrant and BNY, dated December 12, 2023 (filed herewith)
(i)	Legal Opinions:

Exhibit No.	Description of Exhibit
(i-1)	Opinion of Sullivan & Worcester (Alger 25 Fund) (Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement, filed with the SEC on December 28, 2017)
(i-2)	Opinion of Sullivan & Worcester (Alger 35 Fund) (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March 28, 2018)
(i-3)	Opinion of Sullivan & Worcester (Alger Mid Cap Focus Fund) (Incorporated by reference to Post-Effective Amendment No. 127 to the Registration Statement, filed with the SEC on April 23, 2019)
(i-4)
Opinion of Sullivan & Worcester (Alger Mid Cap Focus Fund, Class Y) (Incorporated by reference to Post-
Effective Amendment No. 132 to the Registration Statement, filed with the SEC on February 26, 2021)

(i-5)
Opinion of Sullivan & Worcester (Alger Mid Cap Focus Fund, Class A and Class C) (Incorporated by
reference to Post-Effective Amendment No. 134 to the Registration Statement, filed with the SEC on July
28, 2021)

(i-6)
Opinion of Sullivan & Worcester (Alger Small Cap Growth Fund, Class Y) (Incorporated by reference to
Post-Effective Amendment No. 141 to the Registration Statement, filed with the SEC on December 30,
2021)

(j)	Other Opinions: Consent of Independent Registered Public Accounting Firm (filed herewith)
(k)	Omitted Financial Statements: Not applicable.
(l)	Initial Capital Agreements:
(l-1)	Purchase Agreement for Alger Balanced Portfolio EDGAR 6/2/97 (Incorporated by reference to Post- Effective Amendment No. 8 to the Statement, filed with the SEC on April 3, 1992)
(l-2)	Purchase Agreement for Alger MidCap Growth Portfolio EDGAR 6/2/97 (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement, filed with the SEC on March 24, 1993)
(l-3)
Purchase Agreement for Alger Leveraged AllCap Portfolio EDGAR 6/2/97 (Incorporated by reference to
Post-Effective Amendment No. 12 to the Registration Statement, filed with the SEC on October 29, 1993)

(l-4)
Purchase Agreement for Alger Small Capitalization Portfolio (Form of) EDGAR 6/2/97 (Incorporated by
reference to Post-Effective Amendment No. 26 to the Registration Statement, filed with the SEC on
February 25, 1998)

(l-5)
Purchase Agreement for Alger Growth Portfolio (Form of) EDGAR 6/2/97 (Incorporated by reference to
Post-Effective Amendment No. 26 to the Registration Statement, filed with the SEC on February 25, 1998)

(l-6)	Purchase Agreement for Alger 35 Fund, dated March 28, 2018 (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March 28, 2018)
(l-7)
Purchase Agreement for Alger Mid Cap Focus Fund, dated December 28, 2018 (Incorporated by reference to Post-Effective Amendment No. 127 to the Registration Statement, filed with the SEC on April 23, 2019)

(m)	Rule 12b-1 Plan:
(m-1)	Class A Distribution Plan, dated September 22, 2021 (Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)
(m-2)	Class B Distribution Plan, dated September 29, 2020 (Incorporated by reference to Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18, 2020)
(m-3)	Class C Distribution Plan, dated September 22, 2021 (Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)
(m-4)	Class I Distribution Plan, dated September 22, 2021 (Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)
(n)
Rule 18f-3 Plan: Rule 18f-3 Multiple Class Plan, dated September 22, 2021 (Incorporated by reference to
Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23,
2021)

(o)	Reserved.
(p)	Codes of Ethics: Amended and Restated Code of Ethics (filed herewith)
(q)
Powers of Attorney: Powers of Attorney executed by Hal Liebes, Michael D. Martins, Hilary M. Alger,
Charles F. Baird, Jr., Roger P. Cheever, David Rosenberg and Nathan E. Saint-Amand, M.D. (Incorporated
by reference to Post-Effective Amendment No. 145 to the Registration Statement, filed with the SEC on
December 26, 2023)

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxomony Extension Calculation Linkbase
101.DEF	XBRL Taxomony Extension Definition Linkbase
101.LAB	XBRL Taxomony Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.
Item 30.
INDEMNIFICATION
Under Section 8.4 of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended to date (“Declaration of Trust”), any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) is indemnified to the fullest extent permitted by law against all liabilities, penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by them in connection with any action, suit or other proceeding in which they may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person (i) had not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of such Covered Person’s office. Certain expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and (i) the Covered Person provided security for such undertaking, (ii) Registrant is insured against losses from any lawful advances, or (iii) a majority or quorum of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Fred Alger Management, LLC (“FAM”), which serves as investment manager to the Fund, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. FAM presently serves as investment adviser to five open-end investment companies and one ETF, including the Registrant.
Set forth below is the name and principal business address of each company, excluding FAM-advised funds, for which a director or officer of FAM serves as a director, officer or employee:
Alger Alternative Holdings, LLC
Alger Alternative Holdings II, LLC
Alger Apple Real Estate, LLC
Alger Associates, Inc.
Alger Boulder I LLC
Alger Capital, LLC
Alger Group Holdings, LLC
Alger International Holdings
Fred Alger & Company, LLC

100 Pearl Street, 27th Floor
New York, New York 10004
Alger Management, Ltd.
85 Gresham Street, Suite 308
London EC2V 7NQ
United Kingdom
Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, Massachusetts 02458
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Listed below are the officers of FAM.
NAME AND POSITION WITH FAM	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Daniel C. Chung Chairman, President, Chief Executive Officer (“CEO”)
President and CEO, Alger Associates, Inc., Weatherbie
Capital, LLC, Alger Apple Real Estate, LLC and Alger
Boulder I LLC; Director, Alger Management, Ltd. and
Alger SICAV; President, CEO and Manager, Alger Group
Holdings, LLC and Alger Capital, LLC; Manager,
Redwood Investments, LLC

Robert Kincel Chief Financial Officer (“CFO”), Senior Vice President, Treasurer
CFO and Treasurer, Alger Associates, Inc.; CFO, Treasurer,
Vice President and Manager, Alger Group Holdings, LLC
and Alger Capital, LLC; CFO, Treasurer and Senior Vice
President, Fred Alger & Company, LLC; Treasurer and
CFO, Weatherbie Capital, LLC; Treasurer, Alger Apple
Real Estate, LLC and Alger Boulder I LLC; Authorized
Signer, Alger Management, Ltd.

Hal Liebes Chief Operating Officer (“COO”), Secretary, Executive Vice President
COO and Secretary, Alger Associates, Inc. and Weatherbie
Capital, LLC; COO, Vice President, Secretary and
Manager, Alger Group Holdings, LLC and Alger Capital,
LLC; Director, Alger SICAV; Executive Director and
Chairman, Alger Management, Ltd.; Manager and
Secretary, Alger Apple Real Estate LLC; Manager, Alger
Partners Investors I, LLC, Alger Partners Investors II, LLC,
Alger Partners Investors KEIGF, Alger Partners Investors-
Crossbay LLC and Redwood Investments, LLC; Secretary,
Alger Boulder I LLC

Tina Payne Chief Compliance Officer (“CCO”), General Counsel, Assistant Secretary, Senior Vice President
Senior Vice President, General Counsel and Secretary, Fred
Alger & Company, LLC; CCO and Authorized Signer,
Alger Management, Ltd.; Assistant Secretary, Weatherbie
Capital, LLC; Vice President and Assistant Secretary, Alger
Group Holdings, LLC; CCO, Redwood Investments, LLC

Christoph Hofmann Chief Distribution Officer, Executive Vice President	President, CEO and Chief Distribution Officer, Fred Alger & Company, LLC
For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of FAM, reference is made to FAM’s current Form ADV (SEC File No. 801-06709) filed under the Investment Advisers Act of 1940, incorporated herein by reference.
Item 32.
PRINCIPAL UNDERWRITER
(a)
Fred Alger & Company, LLC (“Alger LLC”) acts as principal underwriter for Registrant, The Alger
Institutional Funds, The Alger Portfolios, The Alger Funds II, Alger Global Focus Fund, and The Alger ETF
Trust.

(b)	Alger LLC is a Delaware limited liability company located at 100 Pearl Street, 27th Floor, New York, New York 10004. The following is a list of the directors and officers of Alger LLC:

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Darryl Ah Now	Senior Vice President	None
Scott Anderson	Senior Vice President	None
David Berdine	Vice President	None
Alex Bernstein	Senior Vice President	None
Natalie Cardona	Assistant Vice President	None
Josephine Carey	Vice President	None
Peter Chang	Senior Vice President	None
Joo Chia	Assistant Vice President	None
Kevin Collins	Senior Vice President	None
Chris Conte	Vice President	None
Brian Costello	Senior Vice President	None
Ryan Craig	Vice President	None
Jessica Davis	Vice President	None
Tommy Ding	Assistant Vice President	None
Christopher Downey	Vice President	None
Edward Doyle	Senior Vice President	None
Joanne Dwyer	Assistant Vice President	None
Neil Elevado	Assistant Vice President	None
Elizabeth Flanders	Vice President	None
Jonathan Foster	Senior Vice President	None
Christopher Franz	Vice President	None
Victor Frazier	Vice President	None
Matthew Galletta	Senior Vice President	None
Nicholas Generale	Vice President	None
Daniel Giblin	Assistant Vice President	None
Matthew Goldberg	Senior Vice President	None
Andrew Harrington	Vice President	None
Peter Harris	Vice President	None
Ivana Hayblum	Vice President	None
Christopher Hine	Vice President	None
Christoph Hofmann	President, Chief Distribution Officer	None
Frank Iacovano	Vice President	None
Stacia Ikpe	Senior Vice President	None
Sean Jacobus	Vice President	None
Kevin Karpich	Assistant Vice President	None
Robert Kerr	Vice President	None
Daniel Kilpatrick	Vice President	None
Robert Kincel	Senior Vice President	None
Alan Kirby	Senior Vice President	None
Tiffany Larson	Vice President	None
Aaron Lee	Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
David Lewis	Vice President	None
Hal Liebes	Executive Vice President	President, Principal Executive Officer
Jacob Lilie	Senior Vice President	None
Chris Lin	Vice President	None
Chad Mackelprang	Vice President	None
Barbara Mackey	Assistant Vice President	None
Roman Magiera	Assistant Vice President	None
Sharudh Majid	Vice President	None
Robert Marks	Vice President	None
Michael Martins	Senior Vice President	Treasurer, Principal Financial Officer
James McCormick	Senior Vice President	None
Nicholas Morrello	Vice President	None
Michael Nelson	Vice President	None
Brad Neuman	Senior Vice President	None
Arthur Nowak	Vice President	None
Udoka Nwogugu	Vice President	None
Shannon O'Connor	Senior Vice President	None
Anna Osilovsky	Assistant Vice President	None
Subhasish Parida	Vice President	None
Sergio Pavone	Vice President	Assistant Treasurer
Tina Payne	Senior Vice President	Secretary, Chief Compliance Officer, Chief Legal Officer
Mia Pillinger	Vice President	Assistant Secretary
May Poon	Senior Vice President	None
Kosal Prum	Vice President	None
Jessie Quick	Vice President	None
Margaret Revell	Assistant Vice President	None
Jacquelyn Rizzo	Vice President	None
Ryan Rodgers	Vice President	None
Tyler Rosenthal	Vice President	None
Sushmita Sahu	Vice President	AML Compliance Officer
Katherine Schupp	Senior Vice President	None
Jason Smilowitz	Vice President	None
Pramod Somani	Vice President	None
Joseph Spano	Vice President	None
Zenon Staniek	Vice President	None
Joseph Stein	Vice President	None
John Stergiou	Senior Vice President	None
John Strouse	Vice President	None
Shannon Weiss	Vice President	None
Nathaniel Young	Assistant Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
David Zappone	Vice President	None
Jordan Zdatny	Assistant Vice President	None

(c)	Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS
Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.
Item 34.
MANAGEMENT SERVICES
Not applicable.
Item 35.
UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 27th day of February, 2024.
THE ALGER FUNDS
By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Hal Liebes	President (Principal Executive Officer)	February 27, 2024
Hal Liebes
/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	February 27, 2024
Michael D. Martins
*	Trustee	February 27, 2024
Charles F. Baird
*	Trustee	February 27, 2024
Hilary M. Alger
*	Trustee	February 27, 2024
David Rosenberg
*	Trustee	February 27, 2024
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes Attorney-In-Fact

Exhibit Index
Exhibit No.	Description of Exhibit
(d-8)	Contract to Support Fee Waiver/Expense Reimbursement
(d-14)	Sub-Advisory Agreement between FAM and Redwood
(g-1)	Custody Agreement between Registrant and BNY
(g-2)	Foreign Custody Manager Agreement between Registrant and BNY
(h-13)	Fund Administration and Accounting Agreement between Registrant and BNY
(h-14)	Securities Lending Authorization Agreement between Registrant and BNY
(j)	Consent of Independent Registered Public Accounting Firm
(p)	Amended and Restated Code of Ethics